UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number          811-22019
                                       -------------------


                  First Trust Exchange-Traded AlphaDEX(R) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                             120 East Liberty Drive
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                             120 East Liberty Drive
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     630-765-8000
                                                     -------------------

Date of fiscal year end:        July 31
                          -------------------

Date of reporting period:    October 31, 2008
                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--99.9%
             BEVERAGES--0.2%
       439   Central European Distribution Corp. (b)              $      12,639
                                                                  -------------
             CHEMICALS--0.3%
       505   International Flavors & Fragrances, Inc.                    16,099
                                                                  -------------
             COMMERCIAL SERVICES & SUPPLIES--5.2%
     5,591   Allied Waste Industries, Inc. (b)                           58,258
     1,307   Brink's (The) Co.                                           63,376
     2,164   Cintas Corp.                                                51,287
     1,049   Copart, Inc. (b)                                            36,610
       802   Corrections Corp. of America (b)                            15,326
       817   Iron Mountain, Inc. (b)                                     19,837
     1,626   R.R. Donnelley & Sons Co.                                   26,943
       665   Republic Services, Inc.                                     15,761
     1,266   Waste Management, Inc.                                      39,537
                                                                  -------------
                                                                        326,935
                                                                  -------------
             DISTRIBUTORS--0.4%
     2,350   LKQ Corp. (b)                                               26,884
                                                                  -------------
             DIVERSIFIED CONSUMER SERVICES--6.6%
     1,746   Apollo Group, Inc., Class A (b)                            121,364
     2,439   Career Education Corp. (b)                                  38,561
     1,610   DeVry, Inc.                                                 91,271
       246   ITT Educational Services, Inc. (b)                          21,562
     7,431   Service Corp. International                                 51,274
       398   Strayer Education, Inc.                                     90,055
                                                                  -------------
                                                                        414,087
                                                                  -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS--1.3%
     1,133   Dolby Laboratories, Inc., Class A (b)                       35,769
     2,081   Tech Data Corp. (b)                                         44,637
                                                                  -------------
                                                                         80,406
                                                                  -------------
             FOOD & STAPLES RETAILING--2.9%
       513   BJ's Wholesale Club, Inc. (b)                               18,058
     1,228   Costco Wholesale Corp.                                      70,008
     1,729   Wal-Mart Stores, Inc.                                       96,495
                                                                  -------------
                                                                        184,561
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE--9.7%
     8,521   Boyd Gaming Corp.                                           57,943
     2,229   Brinker International, Inc.                                 20,730
       812   Burger King Holdings, Inc.                                  16,143
     2,256   Carnival Corp.                                              57,302
     1,393   Darden Restaurants, Inc.                                    30,883
       512   International Speedway Corp., Class A                       16,072
     1,007   McDonald's Corp.                                            58,336
     2,799   MGM MIRAGE (b)                                              46,072
       826   Orient-Express Hotels Ltd., Class A                         10,160


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE (CONTINUED)
     2,034   Panera Bread Co., Class A (b)                        $      91,773
     4,990   Royal Caribbean Cruises Ltd.                                67,664
       866   Scientific Games Corp., Class A (b)                         15,588
     1,341   Starbucks Corp. (b)                                         17,607
     1,346   Tim Hortons, Inc.                                           33,879
     6,590   Wyndham Worldwide Corp.                                     53,972
       611   Yum! Brands, Inc.                                           17,725
                                                                  -------------
                                                                        611,849
                                                                  -------------
             HOUSEHOLD DURABLES--4.8%
     1,023   Black & Decker (The) Corp.                                  51,784
     1,171   Harman International Industries, Inc.                       21,511
       850   Jarden Corp. (b)                                            15,130
     1,536   Mohawk Industries, Inc. (b)                                 74,313
     2,311   Newell Rubbermaid, Inc.                                     31,776
       379   Snap-on, Inc.                                               14,004
     1,488   Stanley Works (The)                                         48,717
     1,006   Whirlpool Corp.                                             46,930
                                                                  -------------
                                                                        304,165
                                                                  -------------
             HOUSEHOLD PRODUCTS--0.9%
       958   Kimberly-Clark Corp.                                        58,716
                                                                  -------------
             INTERNET & CATALOG RETAIL--3.3%
       854   Amazon.com, Inc. (b)                                        48,883
     4,111   Expedia, Inc. (b)                                           39,096
     4,812   Liberty Media Corp. - Interactive, Class A (b)              23,483
     9,649   Ticketmaster Entertainment, Inc. (b)                        93,401
                                                                  -------------
                                                                        204,863
                                                                  -------------
             INTERNET SOFTWARE & SERVICES--1.2%
     1,431   Sohu.com, Inc. (b)                                          78,619
                                                                  -------------
             IT SERVICES--2.6%
     2,725   Accenture Ltd., Class A                                     90,061
     5,396   Convergys Corp. (b)                                         41,495
     1,094   Hewitt Associates, Inc., Class A (b)                        30,512
                                                                  -------------
                                                                        162,068
                                                                  -------------
             LEISURE EQUIPMENT & PRODUCTS--2.1%
     1,296   Eastman Kodak Co.                                           11,897
     2,982   Hasbro, Inc.                                                86,687
     2,211   Mattel, Inc.                                                33,209
                                                                  -------------
                                                                        131,793
                                                                  -------------
             MACHINERY--0.5%
       966   Toro Co.                                                    32,496
                                                                  -------------
             MEDIA--14.5 %
     7,101   CBS Corp., Class B                                          68,951


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             MEDIA (CONTINUED)
     2,915   Clear Channel Outdoor Holdings, Inc., Class A (b)    $      18,190
     2,032   Comcast Corp., Class A                                      32,024
     3,956   DIRECTV Group (The), Inc. (b)                               86,597
     3,292   DreamWorks Animation SKG, Inc., Class A (b)                 92,505
     2,573   Interpublic Group of Cos., Inc. (b)                         13,354
     1,536   John Wiley & Sons, Inc., Class A                            53,422
     1,316   Liberty Global, Inc., Class A (b)                           21,701
     5,961   Liberty Media Corp. - Capital, Series A (b)                 40,594
       631   McGraw-Hill (The) Cos., Inc.                                16,936
     2,215   Meredith Corp.                                              42,905
     1,395   New York Times (The) Co., Class A                           13,950
     8,635   News Corp., Class A                                         91,876
       517   Omnicom Group, Inc.                                         15,272
     2,567   Time Warner Cable, Inc., Class A (b)                        50,262
     7,897   Time Warner, Inc.                                           79,681
     1,605   Viacom, Inc., Class B (b)                                   32,453
     7,863   Virgin Media, Inc.                                          45,291
     1,299   Walt Disney (The) Co.                                       33,644
    10,495   Warner Music Group Corp.                                    43,449
        36   Washington Post (The) Co., Class B                          15,365
                                                                  -------------
                                                                        908,422
                                                                  -------------
             MULTILINE RETAIL--8.6%
     2,232   Big Lots, Inc. (b)                                          54,528
     2,847   Dollar Tree, Inc. (b)                                      108,243
     4,368   Family Dollar Stores, Inc.                                 117,542
     2,392   J. C. Penney Co., Inc.                                      57,217
     1,348   Kohl's Corp. (b)                                            47,355
     5,758   Macy's, Inc.                                                70,766
     4,311   Saks, Inc. (b)                                              25,866
       427   Sears Holdings Corp. (b)                                    24,655
       813   Target Corp.                                                32,618
                                                                  -------------
                                                                        538,790
                                                                  -------------
             PERSONAL PRODUCTS--3.4%
     2,928   Alberto-Culver Co.                                          75,337
     2,491   Avon Products, Inc.                                         61,852
     2,074   Estee Lauder (The) Cos., Inc., Class A                      74,747
                                                                  -------------
                                                                        211,936
                                                                  -------------
             PROFESSIONAL SERVICES--3.0%
     1,433   FTI Consulting, Inc. (b)                                    83,472
     1,848   Manpower, Inc.                                              57,528
     2,510   Robert Half International, Inc.                             47,364
                                                                  -------------
                                                                        188,364
                                                                  -------------
             ROAD & RAIL--1.6%
    13,895   Avis Budget Group, Inc. (b)                                 22,788


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ROAD & RAIL (CONTINUED)
    10,536   Hertz Global Holdings, Inc. (b)                      $      75,754
                                                                  -------------
                                                                         98,542
                                                                  -------------
             SPECIALTY RETAIL--21.2%
     2,611   Advance Auto Parts, Inc.                                    81,463
     6,789   American Eagle Outfitters, Inc.                             75,494
     3,864   AnnTaylor Stores Corp. (b)                                  48,570
     7,096   AutoNation, Inc. (b)                                        48,750
       504   AutoZone, Inc. (b)                                          64,154
     2,382   Barnes & Noble, Inc.                                        44,972
     2,539   Bed Bath & Beyond, Inc. (b)                                 65,430
     1,657   Best Buy Co., Inc.                                          44,424
     1,424   CarMax, Inc. (b)                                            15,123
     1,018   Dick's Sporting Goods, Inc. (b)                             15,596
     1,234   Foot Locker, Inc.                                           18,041
       583   GameStop Corp., Class A (b)                                 15,968
     2,243   Gap (The), Inc.                                             29,024
       573   Guess?, Inc.                                                12,474
     1,540   Home Depot (The), Inc.                                      36,329
     3,587   Limited Brands, Inc.                                        42,972
     2,622   Lowe's Cos., Inc.                                           56,897
    17,789   Office Depot, Inc. (b)                                      64,040
     1,490   O'Reilly Automotive, Inc. (b)                               40,394
     6,954   Penske Automotive Group, Inc.                               56,953
     4,190   PetSmart, Inc.                                              82,501
     3,595   RadioShack Corp.                                            45,513
     2,813   Ross Stores, Inc.                                           91,958
     3,545   Staples, Inc.                                               68,879
     2,035   TJX (The) Cos., Inc.                                        54,457
     2,503   Urban Outfitters, Inc. (b)                                  54,415
     6,399   Williams-Sonoma, Inc.                                       52,984
                                                                  -------------
                                                                      1,327,775
                                                                  -------------
             TEXTILES, APPAREL & LUXURY GOODS--3.0%
     2,154   Jones Apparel Group, Inc.                                   23,931
     1,192   NIKE, Inc., Class B                                         68,695
     1,052   Phillips-Van Heusen Corp.                                   25,785
     1,197   Polo Ralph Lauren Corp.                                     56,462
       258   VF Corp.                                                    14,216
                                                                  -------------
                                                                        189,089
                                                                  -------------
             TRADING COMPANIES & DISTRIBUTORS--2.6%
     1,615   Fastenal Co.                                                65,020
     1,348   MSC Industrial Direct Co., Inc., Class A                    48,339
     2,479   WESCO International, Inc. (b)                               49,283
                                                                  -------------
                                                                        162,642
                                                                  -------------
             TOTAL COMMON STOCKS--99.9%
             (Cost $8,329,457)                                        6,271,740


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             MONEY MARKET FUND--0.5%
    30,336   Morgan Stanley Institutional
             Treasury Money Market Fund--0.52% (c)
             (Cost $30,336)                                       $      30,336
                                                                  -------------


             TOTAL INVESTMENTS--100.4%
             (Cost $8,359,793) (d)                                    6,302,076

             NET OTHER ASSETS AND LIABILITIES --(0.4%)                  (27,878)
                                                                  -------------
             NET ASSETS--100.0%                                   $   6,274,198
                                                                  =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $66,841 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,124,558.



SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio
Valuation in the Notes to Quarterly Portfolio of Investments).


                                                                 INVESTMENTS IN
VALUATION INPUTS                                                 SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $          6,271,740
Level 2  - Other Significant Observable Inputs                           30,336
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          6,302,076
                                                           ====================


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--99.9%
             BEVERAGES--17.5%
     3,408   Anheuser-Busch Cos., Inc.                            $     211,397
     2,566   Brown-Forman Corp., Class B                                116,496
     1,394   Coca-Cola (The) Co.                                         61,420
     8,352   Dr. Pepper Snapple Group, Inc. (b)                         191,261
     2,437   Hansen Natural Corp. (b)                                    61,705
     1,577   Molson Coors Brewing Co., Class B                           58,917
     5,055   Pepsi Bottling Group (The), Inc.                           116,872
    10,673   PepsiAmericas, Inc.                                        202,040
     3,103   PepsiCo, Inc.                                              176,902
                                                                  -------------
                                                                      1,197,010
                                                                  -------------
             FOOD & STAPLES RETAILING--20.5%
    15,648   Kroger (The) Co.                                           429,694
    12,431   Safeway, Inc.                                              264,407
    19,817   SUPERVALU, Inc.                                            282,194
    13,948   Sysco Corp.                                                365,438
     2,381   Walgreen Co.                                                60,620
                                                                  -------------
                                                                      1,402,353
                                                                  -------------
             FOOD PRODUCTS--35.9%
     7,639   Campbell Soup Co.                                          289,900
    18,408   Dean Foods Co. (b)                                         402,399
    28,353   Del Monte Foods Co.                                        178,907
     6,257   General Mills, Inc.                                        423,849
     5,901   H.J. Heinz Co.                                             258,582
     3,728   Hershey (The) Co.                                          138,831
     2,032   Hormel Foods Corp.                                          57,424
     1,454   J.M. Smucker (The) Co.                                      64,790
     5,256   Kellogg Co.                                                265,008
     7,669   McCormick & Co., Inc.                                      258,139
    12,348   Tyson Foods, Inc., Class A                                 107,922
                                                                  -------------
                                                                      2,445,751
                                                                  -------------
             HOUSEHOLD PRODUCTS--14.9%
     6,925   Church & Dwight Co., Inc.                                  409,198
     4,704   Clorox (The) Co.                                           286,050
     2,935   Colgate-Palmolive Co.                                      184,201
     2,115   Procter & Gamble (The) Co.                                 136,502
                                                                  -------------
                                                                      1,015,951
                                                                  -------------
             PERSONAL PRODUCTS--4.8%
     3,731   Herbalife Ltd.                                              91,148
     9,988   NBTY, Inc. (b)                                             233,420
                                                                  -------------
                                                                        324,568
                                                                  -------------
             TOBACCO--6.3%
     7,431   Altria Group, Inc.                                         142,601
     1,036   Lorillard, Inc.                                             68,231


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------


             COMMON STOCKS (CONTINUED)
             TOBACCO (CONTINUED)
     4,549   Reynolds American, Inc.                              $     222,719
                                                                  -------------
                                                                        433,551
                                                                  -------------
             TOTAL COMMON STOCKS--99.9%
             (Cost $7,532,588)                                        6,819,184


             MONEY MARKET FUND--0.4%
    27,397   Morgan Stanley Institutional Treasury
             Money Market Fund--0.52% (c)
             (Cost $27,397)                                              27,397
                                                                  -------------


             TOTAL INVESTMENTS--100.3%
             (Cost $7,559,985) (d)                                    6,846,581
             NET OTHER ASSETS AND LIABILITIES--(0.3%)                   (18,590)
                                                                  -------------
             NET ASSETS--100.0%                                   $   6,827,991
                                                                  =============



(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,431 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $732,835.



SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                                  INVESTMENTS
VALUATION INPUTS                                                  IN SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $          6,819,184
Level 2  - Other Significant Observable Inputs                           27,397
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          6,846,581
                                                           ====================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--100.0%
             ENERGY EQUIPMENT & SERVICES--37.2%
     7,482   BJ Services Co.                                      $      96,143
     1,856   Cameron International Corp. (b)                             45,027
       320   Diamond Offshore Drilling, Inc.                             28,416
     2,273   Dresser-Rand Group, Inc. (b)                                50,915
     2,483   ENSCO International, Inc.                                   94,379
     3,360   Exterran Holdings, Inc. (b)                                 75,298
       711   FMC Technologies, Inc. (b)                                  24,878
    20,622   Global Industries Ltd. (b)                                  52,586
     1,019   Halliburton Co.                                             20,166
     7,368   Helix Energy Solutions Group, Inc. (b)                      77,806
     3,313   Helmerich & Payne, Inc.                                    113,669
     9,440   Hercules Offshore, Inc. (b)                                 68,818
    12,337   Key Energy Services Inc. (b)                                76,489
     5,742   Nabors Industries Ltd. (b)                                  82,570
       752   Noble Corp.                                                 24,222
       619   Oceaneering International, Inc. (b)                         17,437
     5,060   Oil States International, Inc. (b)                         117,038
     8,936   Patterson-UTI Energy, Inc.                                 118,581
     4,834   Pride International, Inc. (b)                               90,831
     5,855   Rowan Cos., Inc.                                           106,210
     2,265   SEACOR Holdings, Inc. (b)                                  152,139
       563   Smith International, Inc.                                   19,412
     1,060   Superior Energy Services, Inc. (b)                          22,599
     3,590   Unit Corp. (b)                                             134,769
                                                                  -------------
                                                                      1,710,398
                                                                  -------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--4.2%
     2,891   NRG Energy, Inc. (b)                                        67,216
    24,338   Reliant Energy, Inc. (b)                                   127,774
                                                                  -------------
                                                                        194,990
                                                                  -------------
             OIL, GAS & CONSUMABLE FUELS--58.6%
     2,087   Alpha Natural Resources, Inc. (b)                           74,652
     2,212   Anadarko Petroleum Corp.                                    78,084
     1,372   Apache Corp.                                               112,957
       914   Cabot Oil & Gas Corp.                                       25,656
     1,735   Chevron Corp.                                              129,431
     3,659   Cimarex Energy Co.                                         148,042
     2,444   ConocoPhillips                                             127,137
     2,738   Continental Resources, Inc. (b)                             88,684
     1,177   Devon Energy Corp.                                          95,172
     5,609   El Paso Corp.                                               54,407
     2,569   Encore Acquisition Co. (b)                                  80,024
       800   EOG Resources, Inc.                                         64,736
     1,382   Exxon Mobil Corp.                                          102,434
       666   Forest Oil Corp. (b)                                        19,454
     1,795   Frontier Oil Corp.                                          23,712
     1,745   Hess Corp.                                                 105,066
     1,142   Holly Corp.                                                 22,417
     3,591   Marathon Oil Corp.                                         104,498
     8,727   Mariner Energy, Inc. (b)                                   125,582
     2,006   Massey Energy Co.                                           46,319
     1,115   Murphy Oil Corp.                                            56,464


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     1,032   Newfield Exploration Co.                             $      23,715
     1,287   Noble Energy, Inc.                                          66,692
     1,523   Occidental Petroleum Corp.                                  84,587
     1,529   Petrohawk Energy Corp. (b)                                  28,975
     2,053   Pioneer Natural Resources Co.                               57,135
     5,087   Plains Exploration & Production Co. (b)                    143,453
     2,343   Southwestern Energy Co. (b)                                 83,458
     3,010   St. Mary Land & Exploration Co.                             74,919
     2,011   Sunoco, Inc.                                                61,336
     4,339   Tesoro Corp.                                                41,958
     5,903   Valero Energy Corp.                                        121,484
     2,622   W&T Offshore, Inc.                                          50,264
     1,508   Whiting Petroleum Corp. (b)                                 78,401
     2,307   XTO Energy, Inc.                                            82,937
                                                                  -------------
                                                                      2,684,242
                                                                  -------------
             TOTAL COMMON STOCKS--100.0%
             (Cost $6,814,453)                                        4,589,630

             MONEY MARKET FUND--0.7%
    32,271   Morgan Stanley Institutional
             Treasury Money Market Fund--0.52% (c)
             (Cost $32,271)                                              32,271
                                                                  -------------

             TOTAL INVESTMENTS--100.7%
             (Cost $6,846,724) (d)                                    4,621,901
             NET OTHER ASSETS AND LIABILITIES--(0.7%)                   (30,141)
                                                                  -------------
             NET ASSETS--100.0%                                   $   4,591,760
                                                                  =============

(a) All percentages shown in Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,274 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,234,097.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)



SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                 SECURITIES
-------------------------------------------------------------------------------

Level 1  - Quoted Prices - Investments                     $          4,589,630
Level 2  - Other Significant Observable Inputs                           32,271
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          4,621,901
                                                           ====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--99.8%
             CAPITAL MARKETS--11.7%
       207   Affiliated Managers Group, Inc. (b)                  $       9,601
     1,344   Ameriprise Financial, Inc.                                  29,030
     1,052   Bank of New York Mellon Corp.                               34,295
       441   BlackRock, Inc.                                             57,921
     3,293   Charles Schwab (The) Corp.                                  62,962
     1,458   Eaton Vance Corp.                                           32,076
       583   Franklin Resources, Inc.                                    39,644
       535   Goldman Sachs Group (The), Inc.                             49,488
     3,263   Invesco Ltd.                                                48,651
     1,689   Investment Technology Group, Inc. (b)                       34,472
     2,819   Janus Capital Group, Inc.                                   33,095
     2,003   Lazard Ltd., Class A                                        60,431
       451   Legg Mason, Inc.                                            10,008
     3,945   MF Global Ltd. (b)                                          15,386
       744   Morgan Stanley                                              12,998
     1,186   Northern Trust Corp.                                        66,783
       771   SEI Investments Co.                                         13,631
       602   State Street Corp.                                          26,097
     1,275   T. Rowe Price Group, Inc.                                   50,414
     3,170   TD Ameritrade Holding Corp. (b)                             42,129
     1,383   Waddell & Reed Financial, Inc., Class A                     20,081
                                                                  -------------
                                                                        749,193
                                                                  -------------
             COMMERCIAL BANKS--13.5%
     2,575   Associated Banc-Corp.                                       56,805
       609   BancorpSouth, Inc.                                          14,780
       907   BB&T Corp.                                                  32,516
       353   BOK Financial Corp.                                         16,888
       315   City National Corp.                                         16,862
     1,566   Comerica, Inc.                                              43,206
       368   Commerce Bancshares, Inc.                                   17,399
     2,878   Fifth Third Bancorp                                         31,226
       192   First Citizens BancShares, Inc., Class A                    29,361
     3,139   Fulton Financial Corp.                                      32,960
     8,571   Huntington Bancshares, Inc.                                 80,996
     1,434   KeyCorp                                                     17,538
       383   M&T Bank Corp.                                              31,061
       849   Marshall & Ilsley Corp.                                     15,307
       230   PNC Financial Services Group, Inc.                          15,334
     2,064   Popular, Inc.                                               15,686
     8,916   Regions Financial Corp.                                     98,879
     1,142   SunTrust Banks, Inc.                                        45,840
     4,962   Synovus Financial Corp.                                     51,257
     1,902   TCF Financial Corp.                                         33,741
     4,890   Wachovia Corp.                                              31,345
     1,356   Webster Financial Corp.                                     25,140
     1,411   Whitney Holding Corp.                                       26,809
       595   Wilmington Trust Corp.                                      17,172
     1,770   Zions Bancorporation                                        67,455
                                                                  -------------
                                                                        865,563
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             CONSUMER FINANCE--2.3%
       483   American Express  Co.                                $      13,283
     1,691   AmeriCredit Corp. (b)                                        9,909
     1,343   Capital One Financial Corp.                                 52,538
     4,954   Discover Financial Services                                 60,686
       368   Student Loan (The) Corp.                                    13,432
                                                                  -------------
                                                                        149,848
                                                                  -------------
             DIVERSIFIED CONSUMER SERVICES--1.2%
     3,763   H&R Block, Inc.                                             74,206
                                                                  -------------
             DIVERSIFIED FINANCIAL SERVICES--5.2%
       978   Bank of America Corp.                                       23,638
    12,299   CIT Group, Inc.                                             50,918
        92   CME Group, Inc.                                             25,958
       733   JPMorgan Chase & Co.                                        30,236
     1,131   Leucadia National Corp.                                     30,356
     1,006   Moody's Corp.                                               25,754
     2,800   NASDAQ OMX Group (The), Inc. (b)                            90,888
     1,747   NYSE Euronext                                               52,724
                                                                  -------------
                                                                        330,472
                                                                  -------------
             HEALTH CARE PROVIDERS & SERVICES--0.4%
     1,511   CIGNA Corp.                                                 24,629
                                                                  -------------
             INSURANCE--31.9%
       874   Aflac, Inc.                                                 38,701
       141   Alleghany Corp. (b)                                         39,762
     2,410   Allied World Assurance Holdings Ltd.                        77,289
       742   Allstate (The) Corp.                                        19,581
     2,321   American Financial Group, Inc.                              52,756
       793   American National Insurance Co.                             54,146
       380   Aon Corp.                                                   16,074
     1,172   Arch Capital Group Ltd. (b)                                 81,747
       667   Arthur J. Gallagher & Co.                                   16,248
       934   Assurant, Inc.                                              23,798
     2,699   Axis Capital Holdings Ltd.                                  76,868
     3,167   Brown & Brown, Inc.                                         64,987
     1,248   Chubb (The) Corp.                                           64,671
     1,807   Cincinnati Financial Corp.                                  46,964
     2,609   CNA Financial Corp.                                         40,596
     4,863   Conseco, Inc. (b)                                            9,045
     2,767   Endurance Specialty Holdings Ltd.                           83,674
       810   Erie Indemnity Co., Class A                                 30,124
       594   Everest Re Group Ltd.                                       44,372
     1,164   Fidelity National Financial, Inc., Class A                  10,488
     1,742   First American Corp.                                        35,554
     7,952   Genworth Financial, Inc., Class A                           38,488
     1,503   Hanover Insurance Group, Inc.                               58,993
     2,088   Hartford Financial Services Group (The), Inc.               21,548
     2,537   HCC Insurance Holdings, Inc.                                55,966
     1,200   Lincoln National Corp.                                      20,688
     1,734   Loews Corp.                                                 57,586


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
       146   Markel Corp.(b)                                      $      51,223
       625   Mercury General Corp.                                       32,106
       612   MetLife, Inc.                                               20,331
       348   Nationwide Financial Services, Class A                      16,464
       809   OneBeacon Insurance Group Ltd.                              11,164
     1,256   PartnerRe Ltd.                                              85,019
     1,461   Philadelphia Consolidated Holding Co. (b)                   85,454
     1,968   Progressive (The) Corp.                                     28,083
     1,801   Protective Life Corp.                                       15,038
       714   Prudential Financial, Inc.                                  21,420
       951   Reinsurance Group of America, Inc.                          35,510
     1,645   RenaissanceRe Holdings Ltd.                                 75,506
       988   StanCorp Financial Group, Inc.                              33,671
       859   Torchmark Corp.                                             35,880
     1,261   Transatlantic Holdings, Inc.                                54,034
     1,893   Travelers (The) Cos., Inc.                                  80,547
     1,372   Unitrin, Inc.                                               28,812
     2,046   Unum Group                                                  32,225
     3,635   W.R. Berkley Corp.                                          95,491
        37   White Mountains Insurance Group Ltd.                        12,747
       954   XL Capital Ltd., Class A                                     9,254
                                                                  -------------
                                                                      2,040,693
                                                                  -------------
             IT SERVICES--9.1%
     1,081   Alliance Data Systems Corp. (b)                             54,223
     1,602   Automatic Data Processing, Inc.                             55,990
     1,112   Broadridge Financial Solutions, Inc.                        13,455
     1,528   DST Systems, Inc. (b)                                       62,006
     4,637   Fidelity National Information Services, Inc.                69,972
     1,809   Fiserv, Inc. (b)                                            60,348
     3,296   Genpact Ltd. (b)                                            25,808
     1,907   Global Payments, Inc.                                       77,253
     2,804   Lender Processing Services                                  64,688
       193   MasterCard, Inc., Class A                                   28,529
     1,037   Paychex, Inc.                                               29,596
     2,776   Western Union  Co.                                          42,362
                                                                  -------------
                                                                        584,230
                                                                  -------------
             MEDIA--0.4%
       617   Morningstar, Inc. (b)                                       23,100
                                                                  -------------
             PROFESSIONAL SERVICES--1.6%
       726   Dun & Bradstreet (The) Corp.                                53,499
     1,989   Equifax, Inc.                                               51,873
                                                                  -------------

                                                                        105,372
                                                                  -------------
             REAL ESTATE INVESTMENT TRUSTS--14.7%
       378   AMB Property Corp.                                           9,083
     5,092   Annaly Capital Management, Inc.                             70,779
     1,575   Apartment Investment & Management Co., Class A              23,042
     1,068   Brandywine Realty Trust                                      9,228


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
       374   Camden Property Trust                                $      12,608
     1,812   Digital Realty Trust, Inc.                                  60,666
       578   Essex Property Trust, Inc.                                  56,239
       799   Federal Realty Investment Trust                             48,955
     2,134   HCP, Inc.                                                   63,871
     1,607   Health Care REIT, Inc.                                      71,529
     2,503   Hospitality Properties Trust                                25,405
     3,865   Host Hotels & Resorts, Inc.                                 39,964
     4,969   HRPT Properties Trust                                       17,938
    32,921   iStar Financial, Inc.                                       34,896
       716   Kilroy Realty Corp.                                         23,019
       270   Macerich (The) Co.                                           7,943
     2,380   Nationwide Health Properties, Inc.                          71,019
     1,373   Plum Creek Timber Co., Inc.                                 51,185
       830   ProLogis                                                    11,620
       347   Public Storage                                              28,281
     1,446   Rayonier, Inc.                                              47,834
       530   Simon Property Group, Inc.                                  35,526
       529   SL Green Realty Corp.                                       22,239
     1,027   Taubman Centers, Inc.                                       34,117
     1,732   Ventas, Inc.                                                62,456
                                                                  -------------
                                                                        939,442
                                                                  -------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT--1.4%
     3,842   CB Richard Ellis Group, Inc., Class A (b)                   26,932
     1,968   Jones Lang LaSalle, Inc.                                    64,787
                                                                  -------------
                                                                         91,719
                                                                  -------------
             ROAD & RAIL--0.7%
     1,105   Ryder System, Inc.                                          43,780
                                                                  -------------
             SOFTWARE--0.6%
       982   FactSet Research Systems, Inc.                              38,092
                                                                  -------------
             THRIFTS & MORTGAGE FINANCE--3.4%
       825   Astoria Financial Corp.                                     15,692
     1,546   Capitol Federal Financial                                   71,904
     4,639   Hudson City Bancorp, Inc.                                   87,259
     4,335   Sovereign Bancorp, Inc. (b)                                 12,572
     1,855   Washington Federal, Inc.                                    32,685
                                                                  -------------
                                                                        220,112
                                                                  -------------
             TRADING COMPANIES & DISTRIBUTORS--1.7%
     1,731   GATX Corp.                                                  49,420
     5,616   United Rentals, Inc. (b)                                    57,564
                                                                  -------------
                                                                        106,984
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             TOTAL COMMON STOCKS--99.8%
             (Cost $7,987,034)                                    $   6,387,435

             MONEY MARKET FUND--0.5%
    30,844   Morgan Stanley Institutional
             Treasury Money Market Fund-- 0.52% (c)
             (Cost $30,844)                                              30,844
                                                                  -------------

             TOTAL INVESTMENTS--100.3%
             (Cost $8,017,878) (d)                                    6,418,279
             NET OTHER ASSETS AND LIABILITIES--(0.3%)                   (20,271)
                                                                  -------------
             NET ASSETS--100.0%                                   $   6,398,008
                                                                  =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $59,761 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,659,360.


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                 SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $          6,387,435
Level 2  - Other Significant Observable Inputs                           30,844
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          6,418,279
                                                           ====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--100.0%
             BIOTECHNOLOGY--10.5%
     2,125   Celgene Corp. (b)                                    $     136,553
     2,429   Cephalon, Inc. (b)                                         174,208
     2,123   Genentech, Inc. (b)                                        176,082
     4,155   Genzyme Corp. (b)                                          302,816
     1,377   Gilead Sciences, Inc. (b)                                   63,135
     5,383   ImClone Systems, Inc. (b)                                  370,135
                                                                  -------------
                                                                      1,222,929
                                                                  -------------
             COMMERCIAL SERVICES & SUPPLIES--2.8%
     5,706   Stericycle, Inc. (b)                                       333,402
                                                                  -------------
             FOOD & STAPLES RETAILING--1.5%
     5,592   CVS Caremark Corp.                                         171,395
                                                                  -------------
             HEALTH CARE EQUIPMENT & SUPPLIES--18.4%
     2,868   Baxter International, Inc.                                 173,485
     3,788   Beckman Coulter, Inc.                                      189,097
       782   Becton, Dickinson & Co.                                     54,271
     1,417   C.R. Bard, Inc.                                            125,050
     3,582   DENTSPLY International, Inc.                               108,821
     3,259   Edwards Lifesciences Corp. (b)                             172,206
     2,534   Gen-Probe, Inc. (b)                                        119,250
     4,436   Hill-Rom Holdings, Inc.                                    100,963
     3,520   Hospira, Inc. (b)                                           97,926
     6,134   IDEXX Laboratories, Inc. (b)                               215,855
     2,091   Inverness Medical Innovations Inc (b)                       40,043
     1,252   Medtronic, Inc.                                             50,493
     6,254   ResMed, Inc. (b)                                           214,262
     4,328   St. Jude Medical, Inc. (b)                                 164,594
     1,007   Stryker Corp.                                               53,834
     5,884   Varian Medical Systems, Inc. (b)                           267,782
                                                                  -------------
                                                                      2,147,932
                                                                  -------------
             HEALTH CARE PROVIDERS & SERVICES--35.1%
     1,738   Aetna, Inc.                                                 43,224
     3,571   AmerisourceBergen Corp.                                    111,665
     2,728   Cardinal Health, Inc.                                      104,210
    11,468   Community Health Systems, Inc. (b)                         235,094
     8,261   Coventry Health Care, Inc. (b)                             108,963
     4,717   DaVita, Inc. (b)                                           267,690
     4,553   Express Scripts, Inc. (b)                                  275,957
    15,083   Health Management Associates, Inc., Class A (b)             31,674
     4,995   Henry Schein, Inc. (b)                                     233,816
     4,569   Humana, Inc. (b)                                           135,197
       903   Laboratory Corp. of America Holdings (b)                    55,525
     5,857   LifePoint Hospitals, Inc. (b)                              140,392
     8,937   Lincare Holdings, Inc. (b)                                 235,490
     6,247   McKesson Corp.                                             229,827
     7,470   Medco Health Solutions, Inc. (b)                           283,487
     9,347   Omnicare, Inc.                                             257,697
     6,505   Quest Diagnostics, Inc.                                    304,433
    60,564   Tenet Healthcare Corp. (b)                                 265,270
    10,591   UnitedHealth Group, Inc.                                   251,324
     2,400   Universal Health Services, Inc., Class B                   100,896



                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     4,562   VCA Antech, Inc. (b)                                 $      82,572
     5,229   WellCare Health Plans, Inc. (b)                            126,385
     5,750   WellPoint, Inc. (b)                                        223,503
                                                                  -------------
                                                                      4,104,291
                                                                  -------------
             HEALTH CARE TECHNOLOGY--2.1%
    29,408   HLTH Corp. (b)                                             243,792
                                                                  -------------
             INTERNET SOFTWARE & SERVICES--0.4%
     2,110   WebMD Health Corp., Class A (b)                             47,159
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES--7.8%
     1,832   Applied Biosystems, Inc.                                    56,481
     1,130   Charles River Laboratories International, Inc. (b)          40,488
     3,042   Covance, Inc. (b)                                          152,100
     6,635   Illumina, Inc. (b)                                         204,557
       912   Millipore Corp. (b)                                         47,324
     4,552   Pharmaceutical Product Development, Inc.                   141,021
     1,864   Techne Corp.                                               128,653
     3,422   Thermo Fisher Scientific, Inc. (b)                         138,933
                                                                  -------------
                                                                        909,557
                                                                  -------------
             PHARMACEUTICALS--21.4%
     4,670   Abbott Laboratories                                        257,551
     1,218   Allergan, Inc.                                              48,318
     5,148   Barr Pharmaceuticals, Inc. (b)                             330,809
     3,009   Bristol-Myers Squibb Co.                                    61,835
     1,425   Eli Lilly & Co.                                             48,194
     9,412   Endo Pharmaceuticals Holdings, Inc. (b)                    174,122
     9,509   Forest Laboratories, Inc. (b)                              220,894
     2,717   Johnson & Johnson                                          166,661
    19,649   King Pharmaceuticals, Inc. (b)                             172,715
    23,547   Mylan, Inc. (b)                                            201,798
     8,740   Perrigo Co.                                                297,159
     7,291   Pfizer, Inc.                                               129,124
     7,280   Schering-Plough Corp.                                      105,487
     6,605   Watson Pharmaceuticals, Inc. (b)                           172,853
     3,640   Wyeth                                                      117,135
                                                                  -------------
                                                                      2,504,655
                                                                  -------------
             TOTAL COMMON STOCKS--100.0%
             (Cost $14,106,974)                                      11,685,112

             MONEY MARKET FUND--0.3%
    34,953   Morgan Stanley Institutional
             Treasury Money Market Fund--0.52% (c)
             (Cost $34,953)                                              34,953
                                                                  -------------

             TOTAL INVESTMENTS -- 100.3%
             (Cost $14,141,927) (d)                                  11,720,065
             NET OTHER ASSETS AND LIABILITIES--(0.3%)                   (35,338)
                                                                  -------------
             NET ASSETS--100.0%                                   $   11,684,72
                                                                  =============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)



(a) All percentages shown in the Portfolio of Investments are based on the net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at October 31, 2008

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $85,688 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,507,550.


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).


                                                                 INVESTMENTS IN
VALUATION INPUTS                                                 SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $         11,685,112
Level 2  - Other Significant Observable Inputs                           34,953
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $         11,720,065
                                                           ====================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--100.0%
             AEROSPACE & DEFENSE--20.1%
       850   Alliant Techsystems, Inc. (b)                        $      70,159
     9,247   BE Aerospace, Inc. (b)                                     119,009
       640   Goodrich Corp.                                              23,398
     1,335   Lockheed Martin Corp.                                      113,542
     1,758   Northrop Grumman Corp.                                      82,433
       995   Raytheon Co.                                                50,854
       553   Rockwell Collins, Inc.                                      20,588
     9,109   Spirit Aerosystems Holdings, Inc., Class A (b)             146,928
       886   United Technologies Corp.                                   48,695
                                                                  -------------
                                                                        675,606
                                                                  -------------
             COMMERCIAL SERVICES & SUPPLIES--4.7%
     2,223   Covanta Holding Corp. (b)                                   47,928
       800   Pitney Bowes, Inc.                                          19,824
     9,903   Steelcase, Inc., Class A                                    92,098
                                                                  -------------
                                                                        159,850
                                                                  -------------
             COMMUNICATIONS EQUIPMENT--0.7%
     1,537   CommScope, Inc. (b)                                         22,609
                                                                  -------------
             COMPUTERS & PERIPHERALS--5.6%
     2,411   Diebold, Inc.                                               71,655
     4,494   Lexmark International, Inc., Class A (b)                   116,080
                                                                  -------------
                                                                        187,735
                                                                  -------------
             ELECTRICAL EQUIPMENT--11.2%
     1,306   AMETEK, Inc.                                                43,425
     1,999   Cooper Industries Ltd., Class A                             61,869
       747   General Cable Corp. (b)                                     12,759
     4,176   Hubbell, Inc., Class B                                     149,793
       467   Roper Industries, Inc.                                      21,178
     3,747   Thomas & Betts Corp. (b)                                    88,991
                                                                  -------------
                                                                        378,015
                                                                  -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS--6.3%
       897   Agilent Technologies, Inc. (b)                              19,904
     1,203   Itron, Inc. (b)                                             58,321
     1,086   Mettler-Toledo International, Inc. (b)                      83,123
     3,556   Molex, Inc.                                                 51,242
                                                                  -------------
                                                                        212,590
                                                                  -------------
             HOUSEHOLD DURABLES--6.2%
       186   NVR, Inc. (b)                                               91,179
    10,478   Pulte Homes, Inc.                                          116,725
                                                                  -------------
                                                                        207,904
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             LIFE SCIENCES TOOLS & SERVICES--0.6%
       457   Waters Corp.(b)                                      $      20,017
                                                                  -------------
             MACHINERY--32.1%
     2,498   AGCO Corp. (b)                                              78,737
     1,787   Bucyrus International, Inc.                                 43,120
       447   Caterpillar, Inc.                                           17,062
       609   Cummins, Inc.                                               15,743
       767   Danaher Corp.                                               45,437
     2,540   Donaldson Co., Inc.                                         89,281
     1,969   Dover Corp.                                                 62,555
       600   Flowserve Corp.                                             34,152
     4,216   Gardner Denver, Inc. (b)                                   108,013
       747   Graco, Inc.                                                 18,473
     1,716   IDEX Corp.                                                  39,777
     1,197   Illinois Tool Works, Inc.                                   39,968
     3,415   Ingersoll-Rand Co. Ltd., Class A                            63,007
     1,914   ITT Corp.                                                   85,173
     3,925   Kennametal, Inc.                                            83,289
     1,242   Lincoln Electric Holdings, Inc.                             53,592
     1,548   Pall Corp.                                                  40,883
       502   Parker Hannifin Corp.                                       19,463
     2,310   Pentair, Inc.                                               63,848
     4,796   Terex Corp. (b)                                             80,045
                                                                  -------------
                                                                      1,081,618
                                                                  -------------
             OFFICE ELECTRONICS--1.7%
     6,925   Xerox Corp.                                                 55,539
                                                                  -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.9%
     1,682   KLA-Tencor Corp.                                            39,107
     3,381   Lam Research Corp. (b)                                      75,599
     4,065   Novellus Systems, Inc. (b)                                  64,227
    10,223   Teradyne, Inc. (b)                                          52,137
                                                                  -------------
                                                                        231,070
                                                                  -------------
             TRADING COMPANIES & DISTRIBUTORS--3.9%
     1,683   W.W. Grainger, Inc.                                        132,233
                                                                  -------------
             TOTAL COMMON STOCKS--100.0%
             (Cost $4,604,331)                                        3,364,786


             MONEY MARKET FUND--0.9%
    30,784   Morgan Stanley Institutional Treasury
             Money Market Fund--0.52% (c)
             (Cost $30,784)                                              30,784
                                                                  -------------
             TOTAL INVESTMENTS--100.9%
             (Cost $4,635,115) (d)                                    3,395,570
             NET OTHER ASSETS AND LIABILITIES--(0.9%)                   (29,656)
                                                                  -------------
             NET ASSETS--100.0%                                   $   3,365,914
                                                                  =============


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,239,545.



SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).


                                                                 INVESTMENTS IN
VALUATION INPUTS                                                 SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $          3,364,786
Level 2  - Other Significant Observable Inputs                           30,784
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          3,395,570
                                                           ====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)

    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--100.1%
             BUILDING PRODUCTS--4.8%
     2,986   Armstrong World Industries, Inc.                     $      58,616
     1,948   Lennox International, Inc.                                  58,089
     1,807   Owens Corning, Inc. (b)                                     28,424
                                                                  -------------
                                                                        145,129
                                                                  -------------
             CHEMICALS--29.2%
     1,739   Airgas, Inc.                                                66,708
     2,952   Ashland, Inc.                                               66,686
     1,360   Cabot Corp.                                                 35,972
     2,319   Celanese Corp., Class A                                     32,141
       472   CF Industries Holding, Inc.                                 30,298
     2,218   Cytec Industries, Inc.                                      62,814
     2,036   Dow Chemical (The) Co.                                      54,300
     1,072   E.I. du Pont de Nemours and Co.                             34,304
       784   Eastman Chemical Co.                                        31,666
     2,223   Ecolab, Inc.                                                82,829
       389   FMC Corp.                                                   16,937
     1,589   Huntsman Corp.                                              16,049
     1,500   Lubrizol (The) Corp.                                        56,370
       204   Monsanto Co.                                                18,152
     1,082   Nalco Holding Co.                                           15,278
     1,479   PPG Industries, Inc.                                        73,329
     1,541   Rohm and Haas Co.                                          108,408
       847   Scotts Miracle-Gro (The) Co., Class A                       22,124
       823   Sigma-Aldrich Corp.                                         36,097
       680   Terra Industries, Inc.                                      14,953
       899   Valspar (The) Corp.                                         18,385
                                                                  -------------
                                                                        893,800
                                                                  -------------
             COMMERCIAL SERVICES & SUPPLIES--1.1%
       971   Avery Dennison Corp.                                        34,004
                                                                  -------------
             CONSTRUCTION & ENGINEERING--7.3%
       821   Aecom Technology Corp. (b)                                  14,474
       358   Fluor Corp.                                                 14,295
     4,241   KBR, Inc.                                                   62,936
     3,197   Quanta Services, Inc. (b)                                   63,173
     2,353   URS Corp. (b)                                               69,155
                                                                  -------------
                                                                        224,033
                                                                  -------------
             CONSTRUCTION MATERIALS--1.5%
       897   Eagle Materials, Inc.                                       15,886
       177   Martin Marietta Materials, Inc.                             13,873
       267   Vulcan Materials Co.                                        14,493
                                                                  -------------
                                                                         44,252
                                                                  -------------
             CONTAINERS & PACKAGING--15.2%
     1,654   AptarGroup, Inc.                                            50,149
       508   Ball Corp.                                                  17,374
     2,470   Bemis Co., Inc.                                             61,355


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             CONTAINERS & PACKAGING (CONTINUED)
     1,943   Crown Holdings, Inc. (b)                             $      39,210
     1,646   Greif, Inc., Class A                                        66,794
     2,204   Owens-Illinois, Inc. (b)                                    50,428
     1,861   Packaging Corp. of America                                  31,321
       806   Pactiv Corp. (b)                                            18,989
     1,962   Sealed Air Corp.                                            33,197
    13,774   Smurfit-Stone Container Corp. (b)                           18,595
     1,452   Sonoco Products Co.                                         36,561
     7,071   Temple-Inland, Inc.                                         41,931
                                                                  -------------
                                                                        465,904
                                                                  -------------
             FOOD PRODUCTS--7.0%
     3,938   Archer-Daniels-Midland Co.                                  81,635
     1,708   Bunge Ltd.                                                  65,604
     2,676   Corn Products International, Inc.                           65,080
                                                                  -------------
                                                                        212,319
                                                                  -------------
             HOUSEHOLD PRODUCTS--1.3%
       804   Energizer Holdings, Inc. (b)                                39,283
                                                                  -------------
             MACHINERY--2.5%
     3,046   Timken (The) Co.                                            48,371
       522   Valmont Industries, Inc.                                    28,595
                                                                  -------------
                                                                         76,966
                                                                  -------------
             METALS & MINING--23.6%
     3,824   Alcoa, Inc.                                                 44,014
     4,205   Carpenter Technology Corp.                                  76,111
       817   Cliffs Natural Resources, Inc.                              22,051
     6,389   Commercial Metals Co.                                       70,918
     1,898   Freeport-McMoRan Copper & Gold, Inc.                        55,232
     2,732   Nucor Corp.                                                110,673
     2,841   Reliance Steel & Aluminum Co.                               71,139
     2,748   Schnitzer Steel Industries, Inc., Class A                   74,004
     6,315   Steel Dynamics, Inc.                                        75,275
     7,611   Titanium Metals Corp.                                       70,858
     1,390   United States Steel Corp.                                   51,263
                                                                  -------------
                                                                        721,538
                                                                  -------------
             PAPER & FOREST PRODUCTS--3.8%
    14,076   Domtar Corp. (b)                                            34,908
     2,475   International Paper Co.                                     42,620
     2,778   MeadWestvaco Corp.                                          38,975
                                                                  -------------
                                                                        116,503
                                                                  -------------
             SPECIALTY RETAIL--2.8%
     1,509   Sherwin-Williams (The) Co.                                  85,877
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             TOTAL COMMON STOCKS--100.1%
             (Cost $4,779,015)                                    $   3,059,608


             MONEY MARKET FUND--0.7%
    21,067   Morgan Stanley Institutional
             Treasury Money Market Fund --0.52% (c)
             (Cost $21,067)                                              21,067
                                                                  -------------

             TOTAL INVESTMENTS--100.8%
             (Cost $4,800,082) (d)                                    3,080,675
             NET OTHER ASSETS AND LIABILITIES--(0.8%)                   (23,564)
                                                                  -------------
             NET ASSETS--100.0%                                   $   3,057,111
                                                                  =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,126 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,735,533.


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio
Valuation in the Notes to Quarterly Portfolio of Investments).


                                                                 INVESTMENTS IN
VALUATION INPUTS                                                 SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $          3,059,608
Level 2  - Other Significant Observable Inputs                           21,067
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          3,080,675
                                                           ====================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--100.0%
             AEROSPACE & DEFENSE--3.7%
     1,937   General Dynamics Corp.                               $     116,840
     2,578   L-3 Communications Holdings, Inc.                          209,256
                                                                  -------------
                                                                        326,096
                                                                  -------------
             COMMUNICATIONS EQUIPMENT--9.5%
     5,624   ADC Telecommunications, Inc. (b)                            35,656
    34,839   Brocade Communications Systems, Inc. (b)                   131,343
     2,107   Cisco Systems, Inc. (b)                                     37,441
     1,972   EchoStar Corp. (b)                                          38,296
     4,336   F5 Networks, Inc. (b)                                      107,620
     3,086   Harris Corp.                                               110,942
     5,617   JDS Uniphase Corp. (b)                                      30,669
     2,255   Juniper Networks, Inc. (b)                                  42,259
     6,656   Motorola, Inc.                                              35,743
     3,318   QUALCOMM, Inc.                                             126,947
    35,115   Tellabs, Inc. (b)                                          148,887
                                                                  -------------
                                                                        845,803
                                                                  -------------
             COMPUTERS & PERIPHERALS--15.0%
     2,884   Dell, Inc. (b)                                              35,041
    11,920   EMC Corp. (b)                                              140,418
     5,481   Hewlett-Packard Co.                                        209,812
     1,734   International Business Machines Corp.                      161,210
     4,598   NCR Corp. (b)                                               84,051
     5,561   NetApp, Inc. (b)                                            75,240
     6,600   QLogic Corp. (b)                                            79,332
     7,293   SanDisk Corp. (b)                                           64,835
    20,912   Seagate Technology                                         141,574
    33,349   Sun Microsystems, Inc. (b)                                 153,405
     5,199   Teradata Corp. (b)                                          80,013
     6,687   Western Digital Corp. (b)                                  110,336
                                                                  -------------
                                                                      1,335,267
                                                                  -------------
             ELECTRICAL EQUIPMENT--2.2%
       537   First Solar, Inc. (b)                                       77,167
     1,273   Rockwell Automation, Inc.                                   35,224
     2,010   SunPower Corp., Class A (b)                                 78,510
                                                                  -------------
                                                                        190,901
                                                                  -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS--19.1%
     5,051   Amphenol Corp., Class A                                    144,711
     9,666   Arrow Electronics, Inc. (b)                                168,672
    10,291   Avnet, Inc. (b)                                            172,271
    24,873   AVX Corp.                                                  224,354
     6,597   FLIR Systems, Inc. (b)                                     211,764


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS (CONTINUED)
    15,772   Ingram Micro, Inc., Class A (b)                     $      210,241
    21,254   Jabil Circuit, Inc.                                        178,746
     6,748   National Instruments Corp.                                 171,399
     1,838   Trimble Navigation Ltd. (b)                                 37,808
     9,163   Tyco Electronics Ltd.                                      178,129
                                                                  -------------
                                                                      1,698,095
                                                                  -------------
             INTERNET SOFTWARE & SERVICES--1.9%
     2,053   Equinix, Inc. (b)                                          128,148
       119   Google, Inc., Class A (b)                                   42,764
                                                                  -------------
                                                                        170,912
                                                                  -------------
             IT SERVICES--7.1%
     4,005   Affiliated Computer Services, Inc., Class A (b)            164,205
     6,306   Computer Sciences Corp. (b)                                190,189
     2,389   NeuStar, Inc., Class A (b)                                  47,063
    12,529   SAIC, Inc. (b)                                             231,411
                                                                  -------------
                                                                        632,868
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES--1.2%
     5,710   PerkinElmer, Inc.                                          102,437
                                                                  -------------
             OFFICE ELECTRONICS--1.2%
     5,119   Zebra Technologies Corp., Class A (b)                      103,609
                                                                  -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--18.5%
    19,311   Advanced Micro Devices, Inc. (b)                            67,589
     4,902   Altera Corp.                                                85,050
    29,906   Atmel Corp. (b)                                            124,110
     4,450   Cree, Inc. (b)                                              87,354
    28,510   Fairchild Semiconductor International, Inc. (b)            161,937
    26,062   Integrated Device Technology, Inc. (b)                     165,754
    10,826   Intel Corp.                                                173,215
    12,229   Intersil Corp., Class A                                    167,415
     3,307   Linear Technology Corp.                                     75,003
    37,829   LSI Corp. (b)                                              145,642
    50,065   Micron Technology, Inc. (b)                                235,805
    14,997   ON Semiconductor Corp. (b)                                  76,635
     1,548   Silicon Laboratories, Inc. (b)                              40,186
     2,027   Xilinx, Inc.                                                37,337
                                                                  -------------
                                                                      1,643,032
                                                                  -------------
             SOFTWARE--20.6%
     5,137   Adobe Systems, Inc. (b)                                    136,850
     5,207   Amdocs Ltd. (b)                                            117,470
     3,765   ANSYS, Inc. (b)                                            107,792
     4,249   Autodesk, Inc. (b)                                          90,546
     1,660   BMC Software, Inc. (b)                                      42,861
     2,381   CA, Inc.                                                    42,382
    37,493   Cadence Design Systems, Inc. (b)                           152,597
     1,881   Citrix Systems, Inc. (b)                                    48,473


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
    20,925   Compuware Corp. (b)                                  $     133,502
     8,018   Intuit, Inc. (b)                                           200,930
     5,971   McAfee, Inc. (b)                                           194,356
     5,342   Microsoft Corp.                                            119,287
     9,983   Oracle Corp. (b)                                           182,589
     2,095   Salesforce.com, Inc. (b)                                    64,861
     5,178   Symantec Corp. (b)                                          65,139
     7,146   Synopsys, Inc. (b)                                         130,629
                                                                  -------------
                                                                      1,830,264
                                                                  -------------
             TOTAL COMMON STOCKS--100.0%
             (Cost $12,200,424)                                       8,879,284

             MONEY MARKET FUND--0.4%
    33,669   Morgan Stanley Institutional Treasury
             Money Market Fund--0.52% (c)
             (Cost $33,669)                                              33,669
                                                                  -------------

             TOTAL INVESTMENTS--100.4%
             (Cost $12,234,092) (d)                                   8,912,953
             NET OTHER ASSETS AND LIABILITIES--(0.4%)                   (31,332)
                                                                  -------------
             NET ASSETS--100.0%                                   $   8,881,621
                                                                  =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes . As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,776 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,336,915.


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio
Valuation in the Notes to Quarterly Portfolio of Investments).


                                                                 INVESTMENTS IN
VALUATION INPUTS                                                 SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $          8,879,284
Level 2  - Other Significant Observable Inputs                           33,669
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          8,912,953
                                                           ====================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--99.9%
             DIVERSIFIED TELECOMMUNICATION SERVICES--13.9%
    16,998   AT&T, Inc.                                           $     455,037
    12,949   CenturyTel, Inc.                                           325,149
     2,128   Embarq Corp.                                                63,840
    16,507   Frontier Communications Corp.                              125,618
    70,307   Level 3 Communications, Inc. (b)                            73,822
    80,142   Qwest Communications International, Inc.                   229,206
     8,067   Verizon Communications, Inc.                               239,348
    23,662   Windstream Corp.                                           177,702
                                                                  -------------
                                                                      1,689,722
                                                                  -------------
             ELECTRIC UTILITIES--23.7%
    10,253   American Electric Power Co., Inc.                          334,555
     3,479   DPL, Inc.                                                   79,356
    21,782   Duke Energy Corp.                                          356,789
     9,515   Edison International                                       338,639
     1,288   FirstEnergy Corp.                                           67,182
    11,650   Great Plains Energy, Inc.                                  226,476
     7,401   Northeast Utilities                                        166,967
    11,299   Pepco Holdings, Inc.                                       233,324
    13,792   Pinnacle West Capital Corp.                                436,517
     6,002   Progress Energy, Inc.                                      236,299
    49,538   Sierra Pacific Resources                                   410,670
                                                                  -------------
                                                                      2,886,774
                                                                  -------------
             GAS UTILITIES--9.1%
     2,750   AGL Resources, Inc.                                         83,600
    14,262   Atmos Energy Corp.                                         346,138
     5,717   Energen Corp.                                              191,920
     2,046   National Fuel Gas Co.                                       74,045
     2,508   ONEOK, Inc.                                                 80,005
     4,639   Questar Corp.                                              159,860
     7,363   UGI Corp.                                                  175,755
                                                                  -------------
                                                                      1,111,323
                                                                  -------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.9%
    19,530   Constellation Energy Group, Inc.                           472,821
                                                                  -------------
             MULTI-UTILITIES--39.5%
    14,734   Alliant Energy Corp.                                       432,884
     9,727   Ameren Corp.                                               315,641
    32,572   CenterPoint Energy, Inc.                                   375,229
    20,758   CMS Energy Corp.                                           212,770
     8,837   Consolidated Edison, Inc.                                  382,819
     8,875   Dominion Resources, Inc.                                   321,985
     9,463   DTE Energy Co.                                             334,044
     3,801   Integrys Energy Group, Inc.                                181,194
     6,546   MDU Resources Group, Inc.                                  119,203
    32,153   NiSource, Inc.                                             416,703
     2,576   NSTAR                                                       85,137
     8,383   OGE Energy Corp.                                           228,856
     6,912   PG&E Corp.                                                 253,463
     7,110   Puget Energy, Inc.                                         166,587
     4,876   SCANA Corp.                                                160,469


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             MULTI-UTILITIES (CONTINUED)
     3,761   Sempra Energy                                        $     160,181
    24,136   TECO Energy, Inc.                                          278,529
     3,098   Vectren Corp.                                               78,070
     1,922   Wisconsin Energy Corp.                                      83,607
    12,949   Xcel Energy, Inc.                                          225,572
                                                                  -------------
                                                                      4,812,943
                                                                  -------------
             OIL, GAS & CONSUMABLE FUELS--3.2%
    18,385   Southern Union Co.                                         316,590
     3,625   Spectra Energy Corp.                                        70,071
                                                                  -------------
                                                                       386,661
                                                                  -------------
             WIRELESS TELECOMMUNICATION SERVICES--6.6%
     2,275   NII Holdings, Inc. (b)                                      58,604
    13,275   Telephone and Data Systems, Inc.                           356,434
    10,115   United States Cellular Corp. (b)                           387,505
                                                                  -------------
                                                                        802,543
                                                                  -------------
             TOTAL COMMON STOCKS--99.9%
             (Cost $14,971,688)                                      12,162,787

             MONEY MARKET FUND--0.1%
    16,986   Morgan Stanley Institutional Treasury
             Money Market Fund-- 0.52% (c)
             (Cost $16,986)                                              16,986
                                                                  -------------

             TOTAL INVESTMENTS--100.0%
             (Cost $14,988,674) (d)                                  12,179,773
             NET OTHER ASSETS AND LIABILITIES--0.0%                       1,584
                                                                  -------------
             NET ASSETS--100.0%                                   $  12,181,357
                                                                  =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $31,287 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,840,188.


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio
Valuation in the Notes to Quarterly Portfolio of Investments).

                                                                  INVESTMENTS
VALUATION INPUTS                                                  IN SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $         12,162,787
Level 2  - Other Significant Observable Inputs                           16,986
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $         12,179,773
                                                           ====================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--100.0%
             AEROSPACE & DEFENSE--2.7%
       211   Boeing Co. (The)                                     $      11,029
       329   General Dynamics Corp.                                      19,845
     1,166   Goodrich Corp.                                              42,629
       584   Honeywell International, Inc.                               17,783
       493   L-3 Communications Holdings, Inc.                           40,017
       553   Lockheed Martin Corp.                                       47,032
       801   Northrop Grumman Corp.                                      37,559
       616   Precision Castparts Corp.                                   39,923
       453   Raytheon Co.                                                23,153
       252   Rockwell Collins, Inc.                                       9,382
                                                                  -------------
                                                                        288,352
                                                                  -------------
             AIR FREIGHT & LOGISTICS--0.7%
       952   C.H. Robinson Worldwide, Inc.                               49,294
       307   FedEx Corp.                                                 20,069
       193   United Parcel Service, Inc., Class B                        10,187
                                                                  -------------
                                                                         79,550
                                                                  -------------
             AIRLINES--0.3%
     2,507   Southwest Airlines Co.                                      29,532
                                                                  -------------
             AUTO COMPONENTS--0.3%
     1,599   Johnson Controls, Inc.                                      28,350
                                                                  -------------
             AUTOMOBILES--0.1%
       325   Harley-Davidson, Inc.                                        7,956
                                                                  -------------
             BEVERAGES--1.9%
       748   Anheuser-Busch Cos., Inc.                                   46,398
       633   Brown-Forman Corp., Class B                                 28,738
       459   Coca-Cola (The) Co.                                         20,224
     1,695   Constellation Brands, Inc., Class A (b)                     21,255
       519   Molson Coors Brewing Co., Class B                           19,390
     1,247   Pepsi Bottling Group (The), Inc.                            28,831
       681   PepsiCo, Inc.                                               38,824
                                                                  -------------
                                                                        203,660
                                                                  -------------
             BIOTECHNOLOGY--1.4%
       614   Amgen, Inc. (b)                                             36,772
       575   Celgene Corp. (b)                                           36,950
       750   Genzyme Corp. (b)                                           54,660
       532   Gilead Sciences, Inc. (b)                                   24,392
                                                                  -------------
                                                                        152,774
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             CAPITAL MARKETS--1.9%
       317   Ameriprise Financial, Inc.                           $       6,847
       372   Bank of New York Mellon (The) Corp.                         12,127
     2,332   Charles Schwab (The) Corp.                                  44,588
       379   Goldman Sachs Group (The), Inc.                             35,058
     1,156   Invesco Ltd.                                                17,236
       999   Janus Capital Group, Inc.                                   11,728
       840   Northern Trust Corp.                                        47,299
       213   State Street Corp.                                           9,234
       677   T. Rowe Price Group, Inc.                                   26,769
                                                                  -------------
                                                                        210,886
                                                                  -------------
             CHEMICALS--3.4%
       354   Air Products and Chemicals, Inc.                            20,578
     2,074   Ashland, Inc.                                               46,852
       265   CF Industries Holding, Inc.                                 17,010
     1,526   Dow Chemical (The) Co.                                      40,698
       903   E.I. du Pont de Nemours & Co.                               28,896
       661   Eastman Chemical Co.                                        26,698
     1,250   Ecolab, Inc.                                                46,575
     3,064   Hercules, Inc.                                              51,507
       307   International Flavors & Fragrances, Inc.                     9,787
       245   Monsanto Co.                                                21,800
       624   PPG Industries, Inc.                                        30,938
       169   Praxair, Inc.                                               11,010
       463   Sigma-Aldrich Corp.                                         20,307
                                                                  -------------
                                                                        372,656
                                                                  -------------
             COMMERCIAL BANKS--1.3%
       321   BB&T Corp.                                                  11,508
       370   Comerica, Inc.                                              10,208
     3,035   Huntington Bancshares, Inc.                                 28,681
     5,053   Regions Financial Corp.                                     56,037
       270   SunTrust Banks, Inc.                                        10,838
       627   Zions Bancorporation                                        23,895
                                                                  -------------
                                                                        141,167
                                                                  -------------
             COMMERCIAL SERVICES & SUPPLIES--1.4%
     4,366   Allied Waste Industries, Inc. (b)                           45,494
       545   Avery Dennison Corp.                                        19,086
     1,267   Cintas Corp.                                                30,028
       365   Pitney Bowes, Inc.                                           9,045
     1,483   R.R. Donnelley & Sons Co.                                   24,573
       770   Waste Management, Inc.                                      24,047
                                                                  -------------
                                                                        152,273
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             COMMUNICATIONS EQUIPMENT--1.9%
     6,015   Ciena Corp.(b)                                       $      57,804
       538   Cisco Systems, Inc. (b)                                      9,560
     3,877   Corning, Inc.                                               41,988
       787   Harris Corp.                                                28,293
       576   Juniper Networks, Inc. (b)                                  10,794
       847   QUALCOMM, Inc.                                              32,406
     5,974   Tellabs, Inc.(b)                                            25,330
                                                                  -------------
                                                                        206,175
                                                                  -------------
             COMPUTERS & PERIPHERALS--2.1%
     3,042   EMC Corp. (b)                                               35,835
     1,311   Hewlett-Packard Co.                                         50,185
       311   International Business Machines Corp.                       28,914
       745   Lexmark International, Inc., Class A (b)                    19,243
       665   NetApp, Inc. (b)                                             8,997
     2,368   QLogic Corp. (b)                                            28,463
       620   SanDisk Corp. (b)                                            5,512
     7,978   Sun Microsystems, Inc. (b)                                  36,699
       622   Teradata Corp. (b)                                           9,573
                                                                  -------------
                                                                        223,421
                                                                  -------------
             CONSTRUCTION & ENGINEERING--0.2%
       218   Fluor Corp.                                                  8,705
       223   Jacobs Engineering Group, Inc. (b)                           8,124
                                                                  -------------
                                                                         16,829
                                                                  -------------
             CONSTRUCTION MATERIALS--0.3%
       651   Vulcan Materials Co.                                        35,336
                                                                  -------------
             CONSUMER FINANCE--0.5%
       713   Capital One Financial Corp.                                 27,892
     1,755   Discover Financial Services                                 21,499
                                                                  -------------
                                                                         49,391
                                                                  -------------
             CONTAINERS & PACKAGING--1.2%
       307   Ball Corp.                                                  10,499
     1,388   Bemis Co., Inc.                                             34,478
     2,442   Pactiv Corp. (b)                                            57,534
     1,654   Sealed Air Corp.                                            27,986
                                                                  -------------
                                                                        130,497
                                                                  -------------
             DISTRIBUTORS--0.2%
       603   Genuine Parts Co.                                           23,728
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------


             COMMON STOCKS (CONTINUED)
             DIVERSIFIED CONSUMER SERVICES--1.0%
     1,022   Apollo Group, Inc., Class A (b)                      $      71,039
     2,132   H&R Block, Inc.                                             42,043
                                                                  -------------
                                                                        113,082
                                                                  -------------
             DIVERSIFIED FINANCIAL SERVICES--0.6%
     8,712   CIT Group, Inc.                                             36,068
       260   JPMorgan Chase & Co.                                        10,725
       801   Leucadia National Corp.                                     21,499
                                                                  -------------
                                                                         68,292
                                                                  -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
     2,172   AT&T, Inc.                                                  58,144
     1,654   CenturyTel, Inc.                                            41,532
       598   Embarq Corp.                                                17,940
     1,054   Frontier Communications Corp.                                8,021
    11,263   Qwest Communications International, Inc.                    32,212
     1,134   Verizon Communications, Inc.                                33,646
     3,325   Windstream Corp.                                            24,971
                                                                  -------------
                                                                        216,466
                                                                  -------------
             ELECTRIC UTILITIES--3.3%
       660   Allegheny Energy, Inc.                                      19,899
     1,310   American Electric Power Co., Inc.                           42,745
     2,783   Duke Energy Corp.                                           45,586
     1,216   Edison International                                        43,277
       272   Entergy Corp.                                               21,230
       362   FirstEnergy Corp.                                           18,882
       241   FPL Group, Inc.                                             11,385
     2,117   Pepco Holdings, Inc.                                        43,716
     1,762   Pinnacle West Capital Corp.                                 55,767
       328   PPL Corp.                                                   10,765
       843   Progress Energy, Inc.                                       33,189
       322   Southern Co.                                                11,057
                                                                  -------------
                                                                        357,498
                                                                  -------------
             ELECTRICAL EQUIPMENT--0.4%
       911   Cooper Industries Ltd., Class A                             28,196
       595   Emerson Electric Co.                                        19,474
                                                                  -------------
                                                                         47,670
                                                                  -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS--1.4%
       409   Agilent Technologies, Inc. (b)                               9,076
       906   Amphenol Corp., Class A                                     25,957
     5,085   Jabil Circuit, Inc.                                         42,765
     2,161   Molex, Inc.                                                 31,140
     2,192   Tyco Electronics Ltd.                                       42,612
                                                                  -------------
                                                                        151,550
                                                                  -------------

             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES--2.1%
       629   Cameron International Corp.(b)                       $      15,260
     1,052   ENSCO International, Inc.                                   39,987
       374   Halliburton Co.                                              7,401
     2,433   Nabors Industries Ltd. (b)                                  34,987
       724   National Oilwell Varco, Inc. (b)                            21,640
     1,381   Noble Corp.                                                 44,482
     1,985   Rowan Cos., Inc.                                            36,008
       207   Smith International, Inc.                                    7,137
     1,447   Weatherford International Ltd. (b)                          24,425
                                                                  -------------
                                                                        231,327
                                                                  -------------
             FOOD & STAPLES RETAILING--3.1%
       934   Costco Wholesale Corp.                                      53,247
     1,081   CVS Caremark Corp.                                          33,133
       441   Kroger (The) Co.                                            12,110
     2,556   Safeway, Inc.                                               54,366
     2,794   SUPERVALU, Inc.                                             39,787
     1,967   Sysco Corp.                                                 51,535
       783   Walgreen Co.                                                19,935
     1,012   Wal-Mart Stores, Inc.                                       56,479
     1,816   Whole Foods Market, Inc.                                    19,468
                                                                  -------------
                                                                        340,060
                                                                  -------------
             FOOD PRODUCTS--3.1%
     2,767   Archer-Daniels-Midland Co.                                  57,360
     1,571   Campbell Soup Co.                                           59,619
       882   General Mills, Inc.                                         59,747
       920   Hershey (The) Co.                                           34,261
     1,081   Kellogg Co.                                                 54,504
     1,262   McCormick & Co., Inc.                                       42,479
     3,047   Tyson Foods, Inc., Class A                                  26,631
                                                                  -------------
                                                                        334,601
                                                                  -------------
             GAS UTILITIES--0.2%
       547   Nicor, Inc.                                                 25,277
                                                                  -------------
             HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
       739   Baxter International, Inc.                                  44,702
       302   Becton, Dickinson & Co.                                     20,959
       988   Boston Scientific Corp. (b)                                  8,922
       383   C.R. Bard, Inc.                                             33,800
       952   Hospira, Inc. (b)                                           26,485
        50   Intuitive Surgical, Inc. (b)                                 8,640
       484   Medtronic, Inc.                                             19,520
     1,115   St. Jude Medical, Inc. (b)                                  42,403
       389   Stryker Corp.                                               20,796
     1,061   Varian Medical Systems, Inc. (b)                            48,285
                                                                  -------------
                                                                        274,512
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES--3.6%
     1,007   Aetna, Inc.                                          $      25,044
       322   AmerisourceBergen Corp.                                     10,069
       246   Cardinal Health, Inc.                                        9,397
       357   CIGNA Corp.                                                  5,819
     1,118   Coventry Health Care, Inc. (b)                              14,746
       851   DaVita, Inc. (b)                                            48,294
       821   Express Scripts, Inc. (b)                                   49,761
     1,177   Humana, Inc. (b)                                            34,827
       349   Laboratory Corp. of America Holdings (b)                    21,460
       225   McKesson Corp.                                               8,278
     1,347   Medco Health Solutions, Inc. (b)                            51,119
       399   Patterson Cos., Inc. (b)                                    10,107
     1,173   Quest Diagnostics, Inc.                                     54,896
     1,296   WellPoint, Inc. (b)                                         50,376
                                                                  -------------
                                                                        394,193
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE--1.6%
     1,372   Carnival Corp.                                              34,850
       847   Darden Restaurants, Inc.                                    18,778
       590   McDonald's Corp.                                            34,179
       816   Starbucks Corp. (b)                                         10,714
       862   Starwood Hotels & Resorts Worldwide, Inc.                   19,429
     3,860   Wyndham Worldwide Corp.                                     31,613
       744   Yum! Brands, Inc.                                           21,583
                                                                  -------------
                                                                        171,146
                                                                  -------------
             HOUSEHOLD DURABLES--1.7%
       399   Black & Decker (The) Corp.                                  20,197
       211   Fortune Brands, Inc.                                         8,048
       356   Harman International Industries, Inc.                        6,540
     2,108   Newell Rubbermaid, Inc.                                     28,985
     3,472   Pulte Homes, Inc.                                           38,677
       461   Snap-on, Inc.                                               17,034
     1,162   Stanley Works (The)                                         38,044
       612   Whirlpool Corp.                                             28,550
                                                                  -------------
                                                                        186,075
                                                                  -------------
             HOUSEHOLD PRODUCTS--1.6%
       967   Clorox (The) Co.                                            58,804
       644   Colgate-Palmolive Co.                                       40,417
       748   Kimberly-Clark Corp.                                        45,845
       522   Procter & Gamble (The) Co.                                  33,690
                                                                  -------------
                                                                        178,756
                                                                  -------------
             INDUSTRIAL CONGLOMERATES--0.9%
       355   3M Co.                                                      22,827
       476   General Electric Co.                                         9,287


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             INDUSTRIAL CONGLOMERATES (CONTINUED)
     1,657   Textron, Inc.                                        $      29,329
     1,385   Tyco International Ltd.                                     35,012
                                                                  -------------
                                                                         96,455
                                                                  -------------
             INSURANCE--2.8%
       413   Aflac,Inc.                                                  18,288
       263   Allstate (The) Corp.                                         6,941
       539   Aon Corp.                                                   22,800
       220   Assurant, Inc.                                               5,606
       884   Chubb (The) Corp.                                           45,808
       426   Cincinnati Financial Corp.                                  11,072
     4,225   Genworth Financial, Inc., Class A                           20,449
     1,183   Hartford Financial Services Group (The), Inc.               12,209
       567   Lincoln National Corp.                                       9,775
       921   Loews Corp.                                                 30,586
       217   MetLife, Inc.                                                7,209
     1,394   Progressive (The) Corp.                                     19,892
       337   Prudential Financial, Inc.                                  10,110
       406   Torchmark Corp.                                             16,959
     1,341   Travelers (The) Cos., Inc.                                  57,059
       483   Unum Group                                                   7,607
                                                                  -------------
                                                                        302,370
                                                                  -------------
             INTERNET & CATALOG RETAIL--0.4%
       667   Amazon.com, Inc. (b)                                        38,179
                                                                  -------------
             IT SERVICES--2.6%
       719   Affiliated Computer Services, Inc., Class A (b)             29,479
       851   Automatic Data Processing, Inc.                             29,742
     1,509   Computer Sciences Corp. (b)                                 45,511
     4,102   Convergys Corp. (b)                                         31,544
     3,285   Fidelity National Information Services, Inc.                49,572
     1,281   Fiserv, Inc. (b)                                            42,734
        68   MasterCard, Inc., Class A                                   10,052
       367   Paychex, Inc.                                               10,474
     1,966   Western Union Co.                                           30,001
                                                                  -------------
                                                                        279,109
                                                                  -------------
             LEISURE EQUIPMENT & PRODUCTS--0.5%
       788   Eastman Kodak Co.                                            7,234
       699   Hasbro, Inc.                                                20,320
     2,017   Mattel, Inc.                                                30,295
                                                                  -------------
                                                                         57,849
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES--1.1%
       708   Applied Biosystems, Inc.                                    21,828
       353   Millipore Corp. (b)                                         18,317


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
     1,457   PerkinElmer, Inc.                                    $      26,139
       882   Thermo Fisher Scientific, Inc. (b)                          35,808
       417   Waters Corp. (b)                                            18,265
                                                                  -------------
                                                                        120,357
                                                                  -------------
             MACHINERY--3.1%
       203   Caterpillar, Inc.                                            7,749
       555   Cummins, Inc.                                               14,347
       349   Danaher Corp.                                               20,675
       490   Deere & Co.                                                 18,894
       598   Dover Corp.                                                 18,998
     1,079   Eaton Corp.                                                 48,124
       546   Illinois Tool Works, Inc.                                   18,231
     1,556   Ingersoll-Rand Co. Ltd., Class A                            28,708
       872   ITT Corp.                                                   38,804
     3,899   Manitowoc (The) Co., Inc.                                   38,366
       635   PACCAR, Inc.                                                18,567
       705   Pall Corp.                                                  18,619
     1,144   Parker Hannifin Corp.                                       44,353
                                                                  -------------
                                                                        334,435
                                                                  -------------
             MEDIA--3.1%
     4,159   CBS Corp., Class B                                          40,384
     1,236   Comcast Corp., Class A                                      19,479
     2,317   DIRECTV Group (The), Inc. (b)                               50,719
     1,730   Meredith Corp.                                              33,510
       849   New York Times (The) Co., Class A                            8,490
     5,057   News Corp., Class A                                         53,806
       314   Omnicom Group, Inc.                                          9,276
     4,625   Time Warner, Inc.                                           46,666
     1,465   Viacom, Inc., Class B (b)                                   29,622
     1,185   Walt Disney (The) Co.                                       30,692
        22   Washington Post (The) Co., Class B                           9,390
                                                                  -------------
                                                                        332,034
                                                                  -------------
             METALS & MINING--1.2%
     2,339   AK Steel Holding Corp.                                      32,559
     2,685   Alcoa, Inc.                                                 30,904
     2,052   Allegheny Technologies, Inc.                                54,461
       313   Newmont Mining Corp.                                         8,244
       156   United States Steel Corp.                                    5,753
                                                                  -------------
                                                                        131,921
                                                                  -------------
             MULTILINE RETAIL--2.8%
       871   Big Lots, Inc. (b)                                          21,279
     5,138   Dillard's, Inc., Class A                                    27,386
     2,558   Family Dollar Stores, Inc.                                  68,835
     1,819   J. C. Penney Co., Inc.                                      43,510


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             MULTILINE RETAIL (CONTINUED)
     1,053   Kohl's Corp.(b)                                      $      36,992
     3,372   Macy's, Inc.                                                41,442
       842   Nordstrom, Inc.                                             15,232
       389   Sears Holdings Corp. (b)                                    22,461
       742   Target Corp.                                                29,769
                                                                  -------------
                                                                        306,906
                                                                  -------------
             MULTI-UTILITIES--4.5%
     1,243   Ameren Corp.                                                40,335
     1,665   CenterPoint Energy, Inc.                                    19,181
     3,890   CMS Energy Corp.                                            39,873
     1,129   Consolidated Edison, Inc.                                   48,907
     1,134   Dominion Resources, Inc.                                    41,142
     1,209   DTE Energy Co.                                              42,678
       728   Integrys Energy Group, Inc.                                 34,704
     3,286   NiSource, Inc.                                              42,587
     1,295   PG&E Corp.                                                  47,488
       370   Public Service Enterprise Group, Inc.                       10,416
       721   Sempra Energy                                               30,707
     3,084   TECO Energy, Inc.                                           35,589
     2,427   Xcel Energy, Inc.                                           42,278
                                                                  -------------
                                                                        475,885
                                                                  -------------
             OFFICE ELECTRONICS--0.2%
     2,103   Xerox Corp.                                                 16,866
                                                                  -------------
             OIL, GAS & CONSUMABLE FUELS--5.2%
       750   Anadarko Petroleum Corp.                                    26,475
       233   Apache Corp.                                                19,183
       735   Chevron Corp.                                               54,831
       662   ConocoPhillips                                              34,437
       133   Devon Energy Corp.                                          10,754
     2,851   El Paso Corp.                                               27,655
       468   Exxon Mobil Corp.                                           34,688
       591   Hess Corp.                                                  35,584
     1,521   Marathon Oil Corp.                                          44,261
       567   Murphy Oil Corp.                                            28,713
       654   Noble Energy                                                33,890
       861   Occidental Petroleum Corp.                                  47,820
       696   Pioneer Natural Resources Co.                               19,370
       794   Southwestern Energy Co. (b)                                 28,282
     1,019   Spectra Energy Corp.                                        19,697
       682   Sunoco, Inc.                                                20,801
     2,206   Tesoro Corp.                                                21,332
       400   Valero Energy Corp.                                          8,232
     1,538   Williams (The) Cos., Inc.                                   32,252
       261   XTO Energy, Inc.                                             9,383
                                                                  -------------
                                                                        557,640
                                                                  -------------
             PAPER & FOREST PRODUCTS--0.6%
     1,853   International Paper Co.                                     31,909


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             PAPER & FOREST PRODUCTS (CONTINUED)
     2,601   MeadWestvaco Corp.                                   $      36,492
                                                                  -------------
                                                                         68,401
                                                                  -------------
             PERSONAL PRODUCTS--0.7%
     1,459   Avon Products, Inc.                                         36,227
     1,215   Estee Lauder (The) Cos., Inc., Class A                      43,789
                                                                  -------------
                                                                         80,016
                                                                  -------------
             PHARMACEUTICALS--3.9%
       842   Abbott Laboratories                                         46,436
       471   Allergan, Inc.                                              18,685
       929   Barr Pharmaceuticals, Inc. (b)                              59,697
       551   Eli Lilly & Co.                                             18,635
       700   Johnson & Johnson                                           42,938
     5,063   King Pharmaceuticals, Inc. (b)                              44,504
       384   Merck & Co., Inc.                                           11,885
     4,247   Mylan, Inc. (b)                                             36,397
     1,973   Pfizer, Inc.                                                34,942
     1,970   Schering-Plough Corp.                                       28,545
     1,702   Watson Pharmaceuticals, Inc. (b)                            44,541
       985   Wyeth                                                       31,697
                                                                  -------------
                                                                        418,902
                                                                  -------------
             PROFESSIONAL SERVICES--0.9%
     1,408   Equifax, Inc.                                               36,721
     1,627   Monster Worldwide, Inc.(b)                                  23,168
     1,960   Robert Half International, Inc.                             36,985
                                                                  -------------
                                                                         96,874
                                                                  -------------

             REAL ESTATE INVESTMENT TRUSTS--0.8%
     1,825   Host Hotels & Resorts, Inc.                                 18,871
       730   Plum Creek Timber Co., Inc.                                 27,214
       294   ProLogis                                                     4,116
       490   Public Storage                                              39,935
                                                                  -------------
                                                                         90,136
                                                                  -------------
             ROAD & RAIL--0.9%
       394   Burlington Northern Santa Fe Corp.                          35,089
       222   CSX Corp.                                                   10,150
       183   Norfolk Southern Corp.                                      10,969
       782   Ryder System, Inc.                                          30,983
       170   Union Pacific Corp.                                         11,351
                                                                  -------------
                                                                         98,542
                                                                  -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
     2,310   Advanced Micro Devices, Inc. (b)                             8,085
       586   Altera Corp.                                                10,167


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT (CONTINUED)
       920   Analog Devices, Inc.                                 $      19,651
       801   Applied Materials, Inc.                                     10,341
     1,942   Intel Corp.                                                 31,072
       766   KLA-Tencor Corp.                                            17,810
       396   Linear Technology Corp.                                      8,981
    11,977   Micron Technology, Inc. (b)                                 56,411
     1,852   Novellus Systems, Inc. (b)                                  29,262
     4,658   Teradyne, Inc. (b)                                          23,756
     2,820   Texas Instruments, Inc.                                     55,159
       517   Xilinx, Inc.                                                 9,523
                                                                  -------------
                                                                        280,218
                                                                  -------------
             SOFTWARE--2.1%
     1,229   Adobe Systems, Inc. (b)                                     32,741
       723   Autodesk, Inc. (b)                                          15,407
       424   BMC Software, Inc. (b)                                      10,948
     5,006   Compuware Corp. (b)                                         31,938
     1,918   Intuit, Inc. (b)                                            48,065
       909   Microsoft Corp.                                             20,298
     1,791   Oracle Corp. (b)                                            32,757
       251   Salesforce.com, Inc. (b)                                     7,771
     2,477   Symantec Corp. (b)                                          31,161
                                                                  -------------
                                                                        231,086
                                                                  -------------
             SPECIALTY RETAIL--4.9%
     5,394   AutoNation, Inc. (b)                                        37,057
       393   AutoZone, Inc. (b)                                          50,024
     1,544   Bed Bath & Beyond, Inc. (b)                                 39,789
       970   Best Buy Co., Inc.                                          26,006
       354   GameStop Corp., Class A (b)                                  9,696
     2,046   Gap (The), Inc.                                             26,475
       937   Home Depot (The), Inc.                                      22,104
     2,801   Limited Brands, Inc.                                        33,556
     2,048   Lowe's Cos., Inc.                                           44,442
    10,418   Office Depot, Inc. (b)                                      37,505
     2,807   RadioShack Corp.                                            35,537
     1,061   Sherwin-Williams (The) Co.                                  60,381
     2,156   Staples, Inc.                                               41,891
     1,024   Tiffany & Co.                                               28,109
     1,192   TJX (The) Cos., Inc.                                        31,898
                                                                  -------------
                                                                        524,470
                                                                  -------------
             TEXTILES, APPAREL & LUXURY GOODS--1.2%
     1,965   Jones Apparel Group, Inc.                                   21,831
       906   NIKE, Inc., Class B                                         52,213
       910   Polo Ralph Lauren Corp.                                     42,925
       314   VF Corp.                                                    17,301
                                                                  -------------
                                                                        134,270
                                                                  -------------
             THRIFTS & MORTGAGE FINANCE--0.6%
     3,286   Hudson City Bancorp, Inc.                                   61,810


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             THRIFTS & MORTGAGE FINANCE (CONTINUED)
     1,725   MGIC Investment Corp.                                $       6,693
                                                                  -------------
                                                                         68,503
                                                                  -------------
             TOBACCO--1.4%
     1,834   Altria Group, Inc.                                          35,194
       170   Lorillard, Inc.                                             11,196
       252   Philip Morris International, Inc.                           10,954
       998   Reynolds American, Inc.                                     48,862
       729   UST, Inc.                                                   49,274
                                                                  -------------
                                                                        155,480
                                                                  -------------
             TRADING COMPANIES & DISTRIBUTORS--1.0%
     1,228   Fastenal Co.                                                49,439
       697   W.W. Grainger, Inc.                                         54,764
                                                                  -------------
                                                                        104,203
                                                                  -------------

             TOTAL COMMON STOCKS--100.0%
             (Cost $13,919,394)                                      10,844,145


             MONEY MARKET FUND--0.3%
    29,956   Morgan Stanley Institutional
             Treasury Money Market Fund--0.52% (c)
             (Cost $29,956)                                              29,956
                                                                  -------------

             TOTAL INVESTMENTS--100.3%
             (Cost $13,949,350) (d)                                  10,874,101
             NET OTHER ASSETS AND LIABILITIES--(0.3%)                   (27,594)
                                                                  -------------
             NET ASSETS--100.0%                                   $  10,846,507
                                                                  =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $215,124 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,290,373.


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).


                                                                  INVESTMENTS
VALUATION INPUTS                                                  IN SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                      $        10,844,145
Level 2  - Other Significant Observable Inputs                           29,956
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                       $        10,874,101
                                                            ===================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--100.0%
             AEROSPACE & DEFENSE--0.8%
       231   Alliant Techsystems, Inc. (b)                        $      19,067
     3,424   BE Aerospace, Inc. (b)                                      44,067
                                                                  -------------
                                                                         63,134
                                                                  -------------
             AIRLINES--1.5%
     8,922   AirTran Holdings, Inc. (b)                                  36,491
     2,658   Alaska Air Group, Inc. (b)                                  65,652
     2,190   JetBlue Airways Corp. (b)                                   12,155
                                                                  -------------
                                                                        114,298
                                                                  -------------
             AUTO COMPONENTS--0.9%
     2,494   ArvinMeritor, Inc.                                          14,764
     1,323   BorgWarner, Inc.                                            29,728
     1,516   Gentex Corp.                                                14,538
     5,162   Lear Corp. (b)                                              10,376
                                                                  -------------
                                                                         69,406
                                                                  -------------
             AUTOMOBILES--0.3%
     1,310   Thor Industries, Inc.                                       23,449
                                                                  -------------
             BEVERAGES--0.6%
       358   Hansen Natural Corp. (b)                                     9,065
     2,093   PepsiAmericas, Inc.                                         39,620
                                                                  -------------
                                                                         48,685
                                                                  -------------
             BIOTECHNOLOGY--1.1%
       420   Cephalon, Inc. (b)                                          30,122
       515   United Therapeutics Corp. (b)                               44,924
       326   Vertex Pharmaceuticals, Inc. (b)                             8,544
                                                                  -------------
                                                                         83,590
                                                                  -------------
             CAPITAL MARKETS--1.3%
     1,907   Apollo Investment Corp.                                     25,134
       308   Eaton Vance Corp.                                            6,776
     1,452   Jefferies Group, Inc.                                       22,985
     1,643   Raymond James Financial, Inc.                               38,266
       438   Waddell & Reed Financial, Inc., Class A                      6,360
                                                                  -------------
                                                                         99,521
                                                                  -------------
             CHEMICALS--3.6%
       873   Airgas, Inc.                                                33,488
     1,054   Albemarle Corp.                                             25,665
     1,023   Cabot Corp.                                                 27,058
     1,393   Cytec Industries, Inc.                                      39,451
       422   FMC Corp.                                                   18,374
     1,005   Lubrizol (The) Corp.                                        37,768
       183   Minerals Technologies, Inc.                                 10,387
     1,676   Olin Corp.                                                  30,436


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             CHEMICALS (CONTINUED)
       771   Sensient Technologies Corp.                          $      19,452
       369   Terra Industries, Inc.                                       8,114
       973   Valspar (The) Corp.                                         19,898
                                                                  -------------
                                                                        270,091
                                                                  -------------
             COMMERCIAL BANKS--2.8%
     1,087   Associated Banc-Corp.                                       23,979
     1,822   Cathay General Bancorp                                      44,603
       200   City National Corp.                                         10,706
     2,758   Colonial BancGroup (The), Inc.                              11,197
       701   Commerce Bancshares, Inc.                                   33,143
       936   SVB Financial Group (b)                                     48,157
     1,047   Synovus Financial Corp.                                     10,816
       602   TCF Financial Corp.                                         10,679
       429   Webster Financial Corp.                                      7,954
       188   Westamerica Bancorporation                                  10,763
                                                                  -------------
                                                                        211,997
                                                                  -------------
             COMMERCIAL SERVICES & SUPPLIES--3.2%
       711   Brink's (The) Co.                                           34,476
       571   Copart, Inc. (b)                                            19,928
       436   Corrections Corp. of America (b)                             8,332
     2,260   Deluxe Corp.                                                27,482
     1,329   Herman Miller, Inc.                                         29,238
     1,283   HNI Corp.                                                   23,505
       284   Mine Safety Appliances Co.                                   7,668
       362   Republic Services, Inc.                                      8,579
     2,284   Rollins, Inc.                                               40,130
       736   Stericycle, Inc. (b)                                        43,005
                                                                  -------------
                                                                        242,343
                                                                  -------------
             COMMUNICATIONS EQUIPMENT--2.0%
     1,283   ADC Telecommunications, Inc. (b)                             8,134
     1,112   ADTRAN, Inc.                                                16,902
     1,060   Avocent Corp. (b)                                           15,921
       626   CommScope, Inc. (b)                                          9,208
       464   F5 Networks, Inc. (b)                                       11,516
     2,976   Foundry Networks, Inc. (b)                                  44,195
       963   Plantronics, Inc.                                           13,906
     1,406   Polycom, Inc. (b)                                           29,540
                                                                  -------------
                                                                        149,322
                                                                  -------------
             COMPUTERS & PERIPHERALS--0.4%
       492   NCR Corp. (b)                                                8,994
     1,017   Western Digital Corp. (b)                                   16,780
                                                                  -------------
                                                                         25,774
                                                                  -------------
             CONSTRUCTION & ENGINEERING--2.2%
     3,330   Dycom Industries, Inc. (b)                                  29,571
       908   Granite Construction, Inc.                                  32,388
     2,839   KBR, Inc.                                                   42,131


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             CONSTRUCTION & ENGINEERING (CONTINUED)
     1,605   Quanta Services, Inc.(b)                             $      31,715
       887   URS Corp. (b)                                               26,069
                                                                  -------------
                                                                        161,873
                                                                  -------------
             CONSTRUCTION MATERIALS--0.1%
        97   Martin Marietta Materials, Inc.                              7,603
                                                                  -------------
             CONTAINERS & PACKAGING--1.6%
       831   AptarGroup, Inc.                                            25,196
       826   Greif, Inc., Class A                                        33,520
       935   Packaging Corp. of America                                  15,736
     1,096   Sonoco Products Co.                                         27,597
     3,552   Temple-Inland, Inc.                                         21,063
                                                                  -------------
                                                                        123,112
                                                                  -------------
             DIVERSIFIED CONSUMER SERVICES--3.5%
     1,326   Career Education Corp. (b)                                  20,964
     3,613   Corinthian Colleges, Inc. (b)                               51,594
       875   DeVry, Inc.                                                 49,604
       134   ITT Educational Services, Inc. (b)                          11,745
       641   Matthews International Corp., Class A                       28,608
     1,577   Regis Corp.                                                 19,507
     5,186   Service Corp. International                                 35,783
       217   Strayer Education, Inc.                                     49,101
                                                                  -------------
                                                                        266,906
                                                                  -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
     3,508   Cincinnati Bell, Inc. (b)                                    8,384
                                                                  -------------
             ELECTRIC UTILITIES--2.5%
       874   DPL, Inc.                                                   19,936
     1,463   Great Plains Energy, Inc.                                   28,441
       372   Hawaiian Electric Industries, Inc.                           9,903
     1,118   IDACORP, Inc.                                               29,806
       845   Northeast Utilities                                         19,063
     5,657   Sierra Pacific Resources                                    46,896
     1,882   Westar Energy, Inc.                                         36,680
                                                                  -------------
                                                                        190,725
                                                                  -------------
             ELECTRICAL EQUIPMENT--1.4%
       532   AMETEK, Inc.                                                17,689
     1,237   Hubbell, Inc., Class B                                      44,371
       190   Roper Industries, Inc.                                       8,617
     1,387   Thomas & Betts Corp. (b)                                    32,941
                                                                  -------------
                                                                        103,618
                                                                  -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
             & COMPONENTS--2.8%
     2,067   Arrow Electronics, Inc. (b)                                 36,069
     2,200   Avnet, Inc. (b)                                             36,828
     1,411   FLIR Systems, Inc. (b)                                      45,293
     2,698   Ingram Micro, Inc., Class A (b)                             35,964


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ELECTRONIC EQUIPMENT, INSTRUMENTS
             & COMPONENTS (CONTINUED)
     1,082   National Instruments Corp.                           $      27,483
     1,453   Tech Data Corp. (b)                                         31,167
                                                                  -------------
                                                                        212,804
                                                                  -------------
             ENERGY EQUIPMENT & SERVICES--3.0%
     1,357   Exterran Holdings, Inc. (b)                                 30,410
       233   FMC Technologies, Inc. (b)                                   8,153
     1,004   Helmerich & Payne, Inc.                                     34,447
     2,707   Patterson-UTI Energy, Inc.                                  35,922
     1,830   Pride International, Inc. (b)                               34,386
     1,740   Superior Energy Services, Inc. (b)                          37,097
       979   Tidewater, Inc.                                             42,694
                                                                  -------------
                                                                        223,109
                                                                  -------------
             FOOD & STAPLES RETAILING--1.0%
     1,395   BJ's Wholesale Club, Inc. (b)                               49,104
     1,002   Ruddick Corp.                                               28,697
                                                                  -------------
                                                                         77,801
                                                                  -------------
             FOOD PRODUCTS--2.3%
     1,679   Corn Products International, Inc.                           40,833
       896   Hormel Foods Corp.                                          25,321
       428   J.M. Smucker (The) Co.                                      19,072
       804   Ralcorp Holdings, Inc. (b)                                  54,415
       683   Smithfield Foods, Inc. (b)                                   7,185
     1,125   Tootsie Roll Industries, Inc.                               27,979
                                                                  -------------
                                                                        174,805
                                                                  -------------
             GAS UTILITIES--1.5%
       691   AGL Resources, Inc.                                         21,006
       718   Energen Corp.                                               24,103
       514   National Fuel Gas Co.                                       18,602
       630   ONEOK, Inc.                                                 20,097
     1,002   WGL Holdings, Inc.                                          32,255
                                                                  -------------
                                                                        116,063
                                                                  -------------
             HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
       610   Advanced Medical Optics, Inc. (b)                            3,764
       611   Beckman Coulter, Inc.                                       30,501
       577   DENTSPLY International, Inc.                                17,529
       563   Edwards Lifesciences Corp. (b)                              29,749
       409   Gen-Probe, Inc. (b)                                         19,248
       358   Hill-Rom Holdings, Inc.                                      8,148
       791   IDEXX Laboratories, Inc. (b)                                27,835
     1,008   ResMed, Inc. (b)                                            34,534
     1,442   STERIS Corp.                                                49,086
                                                                  -------------
                                                                        220,394
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES--4.1%
     1,479   Community Health Systems, Inc. (b)                   $      30,320
     5,211   Health Management Associates, Inc., Class A (b)             10,943
       459   Health Net, Inc. (b)                                         5,912
       805   Henry Schein, Inc. (b)                                      37,682
     1,180   Kindred Healthcare, Inc. (b)                                17,098
     1,686   LifePoint Hospitals, Inc. (b)                               40,413
     1,081   Lincare Holdings, Inc. (b)                                  28,484
       377   Omnicare, Inc.                                              10,394
     1,428   Psychiatric Solutions, Inc. (b)                             47,537
       774   Universal Health Services, Inc., Class B                    32,539
       736   VCA Antech, Inc. (b)                                        13,322
     1,204   WellCare Health Plans, Inc. (b)                             29,101
                                                                  -------------
                                                                        303,746
                                                                  -------------
             HEALTH CARE TECHNOLOGY--0.1%
       243   Cerner Corp. (b)                                             9,047
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE--1.4%
     1,589   Bob Evans Farms, Inc.                                       33,177
     4,632   Boyd Gaming Corp.                                           31,498
     1,212   Brinker International, Inc.                                 11,272
       557   International Speedway Corp., Class A                       17,484
       693   Life Time Fitness, Inc. (b)                                 13,195
                                                                  -------------
                                                                        106,626
                                                                  -------------
             HOUSEHOLD DURABLES--2.3%
     3,545   American Greetings Corp., Class A                           41,405
     1,357   Hovnanian Enterprises, Inc., Class A (b)                     5,822
       804   Mohawk Industries, Inc. (b)                                 38,898
        57   NVR, Inc. (b)                                               27,942
     1,719   Toll Brothers, lnc. (b)                                     39,742
       785   Tupperware Brands Corp.                                     19,861
                                                                  -------------
                                                                        173,670
                                                                  -------------
             HOUSEHOLD PRODUCTS--0.9%
       873   Church & Dwight Co., Inc.                                   51,586
       404   Energizer Holdings, Inc. (b)                                19,739
                                                                  -------------
                                                                         71,325
                                                                  -------------
             INDUSTRIAL CONGLOMERATES--0.6%
     1,808   Carlisle Cos., Inc.                                         42,036
                                                                  -------------
             INSURANCE--3.8%
     1,102   American Financial Group, Inc.                              25,048
     1,003   Brown & Brown, Inc.                                         20,582
       376   Everest Re Group Ltd.                                       28,087
       735   First American Corp.                                        15,001
       476   Hanover Insurance Group, Inc.                               18,683
     1,606   HCC Insurance Holdings, Inc.                                35,428
     1,684   Horace Mann Educators Corp.                                 13,405
       198   Mercury General Corp.                                       10,171
       925   Philadelphia Consolidated Holding Corp. (b)                 54,104


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
       760   Protective Life Corp.                                $       6,346
       834   StanCorp Financial Group, Inc.                              28,423
       869   Unitrin, Inc.                                               18,249
       460   W.R. Berkley Corp.                                          12,084
                                                                  -------------
                                                                        285,611
                                                                  -------------
             INTERNET & CATALOG RETAIL--0.5%
     1,404   NetFlix, Inc. (b)                                           34,763
                                                                  -------------
             INTERNET SOFTWARE & SERVICES--0.1%
       335   Digital River, Inc. (b)                                      8,301
                                                                  -------------
             IT SERVICES--2.9%
     1,729   Acxiom Corp.                                                13,590
       684   Alliance Data Systems Corp. (b)                             34,309
       704   Broadridge Financial Solutions, Inc.                         8,518
     1,912   Gartner, Inc. (b)                                           35,181
       725   Global Payments, Inc.                                       29,370
     1,421   Lender Processing Services, Inc.                            32,782
       545   NeuStar, Inc., Class A (b)                                  10,737
     1,607   SAIC, Inc. (b)                                              29,681
     1,437   SRA International, Inc., Class A (b)                        26,556
                                                                  -------------
                                                                        220,724
                                                                  -------------
             LEISURE EQUIPMENT & PRODUCTS--0.4%
     3,082   Callaway Golf Co.                                           32,238
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES--1.1%
       195   Charles River Laboratories
             International, Inc. (b)                                      6,987
       490   Covance, Inc. (b)                                           24,499
       287   Invitrogen Corp. (b)                                         8,263
       524   Pharmaceutical Product Development, Inc.                    16,234
       301   Techne Corp.                                                20,775
       253   Varian, Inc. (b)                                             9,323
                                                                  -------------
                                                                         86,081
                                                                  -------------
             MACHINERY--5.0%
     1,018   AGCO Corp. (b)                                              32,087
       776   Donaldson Co., Inc.                                         27,276
       244   Flowserve Corp.                                             13,888
     1,166   Harsco Corp.                                                27,599
       699   IDEX Corp.                                                  16,203
     1,599   Kennametal, Inc.                                            33,931
       506   Lincoln Electric Holdings, Inc.                             21,834
       441   Nordson Corp.                                               16,286
     4,118   Oshkosh Truck Corp.                                         31,544
     1,254   Pentair, Inc.                                               34,661
       282   SPX Corp.                                                   10,925
     1,912   Timken (The) Co.                                            30,363


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
     2,106   Trinity Industries, Inc.                             $      35,549
     1,058   Wabtec Corp.                                                42,066
                                                                  -------------
                                                                        374,212
                                                                  -------------
             MARINE--0.3%
       739   Alexander & Baldwin, Inc.                                   23,574
                                                                  -------------
             MEDIA--2.8%
     1,379   DreamWorks Animation SKG, Inc., Class A (b)                 38,750
     5,226   Harte-Hanks, Inc.                                           36,687
       804   John Wiley & Sons, Inc., Class A                            27,963
     1,588   Marvel Entertainment, Inc. (b)                              51,118
     2,111   Scholastic Corp.                                            39,201
     3,755   Valassis Communications, Inc. (b)                           16,672
                                                                  -------------
                                                                        210,391
                                                                  -------------
             METALS & MINING--1.7%
     2,113   Carpenter Technology Corp.                                  38,246
       410   Cliffs Natural Resources, Inc.                              11,066
     1,427   Reliance Steel & Aluminum Co.                               35,732
       634   Steel Dynamics, Inc.                                         7,557
     2,902   Worthington Industries, Inc.                                35,027
                                                                  -------------
                                                                        127,628
                                                                  -------------
             MULTILINE RETAIL--1.0%
     1,491   Dollar Tree, Inc. (b)                                       56,688
     3,516   Saks, Inc. (b)                                              21,096
                                                                  -------------
                                                                         77,784
                                                                  -------------
             MULTI-UTILITIES--3.4%
     1,683   Alliant Energy Corp.                                        49,446
     1,047   Black Hills Corp.                                           26,437
     1,121   MDU Resources Group, Inc.                                   20,413
       647   NSTAR                                                       21,383
     1,053   OGE Energy Corp.                                            28,747
     1,059   PNM Resources, Inc.                                         10,325
     1,218   Puget Energy, Inc.                                          28,538
       835   SCANA Corp.                                                 27,480
       778   Vectren Corp.                                               19,606
       483   Wisconsin Energy Corp.                                      21,011
                                                                  -------------
                                                                        253,386
                                                                  -------------
             OIL, GAS & CONSUMABLE FUELS--2.2%
       659   Arch Coal, Inc.                                             14,109
     1,013   Bill Barrett Corp. (b)                                      20,665
       443   Cimarex Energy Co.                                          17,924
       778   Encore Acquisition Co. (b)                                  24,235
       219   Forest Oil Corp. (b)                                         6,397


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
       929   Overseas Shipholding Group, Inc.                     $      34,912
     1,541   Plains Exploration & Production Co. (b)                     43,456
                                                                  -------------
                                                                        161,698
                                                                  -------------
             PERSONAL PRODUCTS--0.5%
     1,194   Alberto-Culver Co.                                          30,721
       367   NBTY, Inc. (b)                                               8,577
                                                                  -------------
                                                                         39,298
                                                                  -------------
             PHARMACEUTICALS--0.6%
     1,409   Perrigo Co.                                                 47,906
                                                                  -------------
             PROFESSIONAL SERVICES--3.0%
       345   Dun & Bradstreet (The) Corp.                                25,423
     2,276   Kelly Services, Inc., Class A                               32,410
     3,041   Korn/Ferry International (b)                                42,239
     1,256   Manpower, Inc.                                              39,099
     5,377   MPS Group, Inc. (b)                                         41,887
     2,725   Navigant Consulting, Inc. (b)                               44,064
                                                                  -------------
                                                                        225,122
                                                                  -------------
             REAL ESTATE INVESTMENT TRUSTS--0.7%
     1,585   Hospitality Properties Trust                                16,088
       935   Potlatch Corp.                                              31,051
       229   Rayonier, Inc.                                               7,575
                                                                  -------------
                                                                         54,714
                                                                  -------------
             ROAD & RAIL--1.7%
     7,554   Avis Budget Group, Inc. (b)                                 12,389
       491   Con-way, Inc.                                               16,714
     1,299   J.B. Hunt Transport Services, Inc.                          36,930
       977   Kansas City Southern (b)                                    30,160
     1,498   Werner Enterprises, Inc.                                    29,391
                                                                  -------------
                                                                        125,584
                                                                  -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.5%
     3,198   Atmel Corp. (b)                                             13,272
       476   Cree, Inc. (b)                                               9,344
     6,097   Fairchild Semiconductor International, Inc. (b)             34,631
     5,573   Integrated Device Technology, Inc. (b)                      35,444
     2,615   Intersil Corp., Class A                                     35,799
     1,377   Lam Research Corp. (b)                                      30,790
     3,712   RF Micro Devices, Inc. (b)                                   7,387
     1,553   Semtech Corp. (b)                                           18,822
                                                                  -------------
                                                                        185,489
                                                                  -------------
             SOFTWARE--3.5%
       619   ACI Worldwide, Inc. (b)                                      8,480
       572   ANSYS, Inc. (b)                                             16,376
     8,017   Cadence Design Systems, Inc. (b)                            32,629


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
       207   Factset Research Systems, Inc.                       $       8,030
       470   Fair Isaac Corp.                                             7,327
     1,066   Jack Henry & Associates, Inc.                               20,265
       705   Macrovision Solutions Corp. (b)                              7,811
       958   McAfee, Inc. (b)                                            31,183
     2,946   Parametric Technology Corp. (b)                             38,269
     1,770   Sybase, Inc. (b)                                            47,136
     1,630   Synopsys, Inc. (b)                                          29,796
     2,168   Wind River Systems, Inc. (b)                                18,948
                                                                  -------------
                                                                        266,250
                                                                  -------------
             SPECIALTY RETAIL--5.6%
     1,093   Advance Auto Parts, Inc.                                    34,102
     1,688   Aeropostale, Inc. (b)                                       40,866
       711   American Eagle Outfitters, Inc.                              7,906
     2,626   AnnTaylor Stores Corp. (b)                                  33,009
     1,663   Barnes & Noble, Inc.                                        31,397
     6,610   Borders Group, Inc.                                         22,408
       774   CarMax, Inc. (b)                                             8,220
     3,744   Coldwater Creek, Inc. (b)                                   13,441
       592   Collective Brands, Inc. (b)                                  7,572
     1,107   Dick's Sporting Goods, Inc. (b)                             16,959
     1,342   Foot Locker, Inc.                                           19,620
       312   Guess?, Inc.                                                 6,792
       379   J. Crew Group, Inc. (b)                                      7,675
       810   O'Reilly Automotive, Inc. (b)                               21,959
     2,193   PetSmart, Inc.                                              43,180
     1,946   Rent-A-Center, Inc. (b)                                     28,412
     1,472   Ross Stores, Inc.                                           48,120
     1,360   Urban Outfitters, Inc. (b)                                  29,566
                                                                  -------------
                                                                        421,204
                                                                  -------------
             TEXTILES, APPAREL & LUXURY GOODS--1.4%
       498   Hanesbrands, Inc. (b)                                        8,700
       858   Phillips-Van Heusen Corp.                                   21,030
     1,872   Timberland (The) Co., Class A (b)                           22,651
       683   Under Armour, Inc., Class A (b)                             17,758
     1,197   Warnaco Group (The), Inc. (b)                               35,682
                                                                  -------------
                                                                        105,821
                                                                  -------------
             THRIFTS & MORTGAGE FINANCE--0.3%
       688   First Niagara Financial Group, Inc.                         10,849
       588   Washington Federal, Inc.                                    10,361
                                                                  -------------
                                                                         21,210
                                                                  -------------
             TOBACCO--0.4%
       662   Universal Corp.                                             26,209
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             TRADING COMPANIES & DISTRIBUTORS--1.1%
     1,096   GATX Corp.                                           $      31,291
       706   MSC Industrial Direct Co., Inc., Class A                    25,317
     2,845   United Rentals, Inc. (b)                                    29,161
                                                                  -------------
                                                                         85,769
                                                                  -------------
             WATER UTILITIES--0.2%
       610   Aqua America, Inc.                                          10,980
                                                                  -------------
             WIRELESS TELECOMMUNICATION SERVICES--0.5%
     1,516   Telephone and Data Systems, Inc.                            40,705
                                                                  -------------


             TOTAL COMMON STOCKS--100.0%
             (Cost $9,694,014)                                        7,547,909


             MONEY MARKET FUND--0.9%
    68,811   Morgan Stanley Institutional
             Treasury Money Market Fund--0.52% (c)
             (Cost $68,811)                                              68,811
                                                                  -------------

             TOTAL INVESTMENTS--100.9%
             (Cost $9,762,825) (d)                                    7,616,720
             NET OTHER ASSETS AND LIABILITIES--(0.9%)                   (67,809)
                                                                  -------------
             NET ASSETS--100.0%                                   $   7,548,911
                                                                  =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $206,429 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,352,534.


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio
Valuation in the Notes to Quarterly Portfolio of Investments).




                                                                  INVESTMENTS
VALUATION INPUTS                                                  IN SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $          7,547,909
Level 2  - Other Significant Observable Inputs                           68,811
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          7,616,720
                                                           ====================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--99.9%
             AEROSPACE & DEFENSE--2.6%
       860   AAR Corp. (b)                                        $      13,751
       410   Applied Signal Technology, Inc.                              7,347
       194   Ceradyne, Inc. (b)                                           4,559
       580   Cubic Corp.                                                 12,905
       471   Curtiss-Wright Corp.                                        17,380
       720   Esterline Technologies Corp. (b)                            25,956
     1,058   GenCorp, Inc. (b)                                            5,184
       665   Moog, Inc., Class A (b)                                     23,355
     1,190   Orbital Sciences Corp. (b)                                  24,383
       624   Teledyne Technologies, Inc. (b)                             28,436
       780   Triumph Group, Inc.                                         34,211
                                                                  -------------
                                                                        197,467
                                                                  -------------
             AIR FREIGHT & LOGISTICS--0.3%
       757   Hub Group, Inc., Class A (b)                                23,808
                                                                  -------------
             AIRLINES--0.5%
     2,231   Skywest, Inc.                                               34,380
                                                                  -------------
             AUTO COMPONENTS--1.3%
    11,210   Spartan Motors, Inc.                                        51,453
     5,731   Standard Motor Products, Inc.                               24,128
     1,116   Superior Industries International, Inc.                     15,959
                                                                  -------------
                                                                         91,540
                                                                  -------------
             AUTOMOBILES--0.2%
     3,656   Monaco Coach Corp.                                           8,043
     1,656   Winnebago Industries, Inc.                                   9,837
                                                                  -------------
                                                                         17,880
                                                                  -------------
             BEVERAGES--0.2%
       450   Boston Beer (The) Co., Inc., Class A (b)                    17,006
                                                                  -------------
             BIOTECHNOLOGY--1.1%
     1,604   Cubist Pharmaceuticals, Inc. (b)                            40,725
       454   Martek Biosciences Corp. (b)                                13,543
     1,633   Regeneron Pharmaceuticals, Inc. (b)                         31,517
                                                                  -------------
                                                                         85,785
                                                                  -------------
             BUILDING PRODUCTS--1.4%
     2,372   Apogee Enterprises, Inc.                                    23,387
     1,524   Gibraltar Industries, Inc.                                  20,193
     2,371   Griffon Corp. (b)                                           20,011
       429   Lennox International, Inc.                                  12,793
     1,123   NCI Building Systems, Inc. (b)                              20,899
       263   Simpson Manufacturing Co., Inc.                              6,060
       204   Universal Forest Products, Inc.                              4,825
                                                                  -------------
                                                                        108,168
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             CAPITAL MARKETS--1.0%
       387   Greenhill & Co., Inc.                                $      25,530
       469   Investment Technology Group, Inc. (b)                        9,572
       165   Piper Jaffray Cos., Inc. (b)                                 6,509
       714   Stifel Financial Corp. (b)                                  31,167
       763   TradeStation Group, Inc. (b)                                 5,974
                                                                  -------------
                                                                         78,752
                                                                  -------------
             CHEMICALS--2.5%
       721   A. Schulman, Inc.                                           12,913
       404   Arch Chemicals, Inc.                                        11,461
     1,337   Balchem Corp.                                               34,173
     1,367   H.B. Fuller Co.                                             24,155
       271   NewMarket Corp.                                             10,214
     1,584   OM Group, Inc. (b)                                          33,803
    10,748   Omnova Solutions, Inc. (b)                                  13,220
     1,612   Penford Corp.                                               20,746
     4,422   PolyOne Corp. (b)                                           21,005
       251   Quaker Chemical Corp.                                        4,802
       131   Stepan Co.                                                   4,694
                                                                  -------------
                                                                        191,186
                                                                  -------------
             COMMERCIAL BANKS--4.9%
     1,632   Boston Private Financial Holdings, Inc.                     14,427
       802   Cascade Bancorp                                              7,651
       804   Columbia Banking System, Inc.                               12,800
       283   Community Bank System, Inc.                                  7,061
     1,041   East West Bancorp, Inc.                                     18,061
     1,289   First BanCorp                                               13,174
       275   First Financial Bankshares, Inc.                            14,902
     1,062   Frontier Financial Corp.                                     7,073
     1,151   Glacier Bancorp, Inc.                                       23,216
       419   Hancock Holding Co.                                         18,503
     2,304   Independent Bank Corp.                                       8,456
       977   National Penn Bancshares, Inc.                              16,550
       856   PrivateBancorp, Inc.                                        30,824
       629   Prosperity Bancshares, Inc.                                 20,889
       734   Provident Bankshares Corp.                                   7,832
       818   Signature Bank (b)                                          26,650
       682   Sterling Bancshares, Inc.                                    5,429
     1,475   Sterling Financial Corp.                                    12,523
       365   Susquehanna Bancshares, Inc.                                 5,654
     1,112   UCBH Holdings, Inc.                                          5,871
       272   UMB Financial Corp.                                         12,330
       969   Umpqua Holdings Corp.                                       16,492
     1,075   United Community Banks, Inc.                                14,104
       588   Whitney Holding Corp.                                       11,172
     2,343   Wilshire Bancorp, Inc.                                      25,843
       486   Wintrust Financial Corp.                                    12,442
                                                                  -------------
                                                                        369,929
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES--2.8%
     1,201   ATC Technology Corp.(b)                              $      26,338
     1,235   Bowne & Co., Inc.                                            9,621
     1,175   Consolidated Graphics, Inc.(b)                              15,287
       863   G&K Services, Inc., Class A                                 19,495
       780   Healthcare Services Group                                   12,917
     1,881   Interface, Inc., Class A                                    13,261
       738   Mobile Mini, Inc. (b)                                       12,398
     1,623   Sykes Enterprises, Inc. (b)                                 25,903
     1,185   Tetra Tech, Inc. (b)                                        26,059
       298   United Stationers, Inc. (b)                                 11,142
       991   Viad Corp.                                                  21,653
       624   Waste Connections, Inc. (b)                                 21,122
                                                                  -------------
                                                                        215,196
                                                                  -------------
             COMMUNICATIONS EQUIPMENT--2.2%
     3,689   Arris Group, Inc. (b)                                       25,490
       751   Bel Fuse, Inc., Class B                                     16,297
       619   Black Box Corp.                                             18,824
       502   Blue Coat Systems, Inc. (b)                                  6,777
       434   Comtech Telecommunications Corp. (b)                        21,014
     2,097   Digi International, Inc. (b)                                21,473
     2,531   Harmonic, Inc. (b)                                          17,995
       475   NETGEAR, Inc. (b)                                            5,249
     2,295   PC-Tel, Inc.                                                13,472
       907   ViaSat, Inc. (b)                                            16,526
                                                                  -------------
                                                                        163,117
                                                                  -------------
             COMPUTERS & PERIPHERALS--1.3%
       593   Avid Technology, Inc. (b)                                    8,794
     3,078   Hutchinson Technology, Inc. (b)                             21,054
     5,883   Novatel Wireless, Inc. (b)                                  30,650
     1,180   Synaptics, Inc. (b)                                         36,450
                                                                  -------------
                                                                         96,948
                                                                  -------------
             CONSTRUCTION & ENGINEERING--0.4%
       813   EMCOR Group, Inc. (b)                                       14,447
       953   Insituform Technologies, Inc., Class A (b)                  12,799
                                                                  -------------
                                                                         27,246
                                                                  -------------
             CONSTRUCTION MATERIALS--0.4%
     1,068   Headwaters, Inc. (b)                                        11,321
       698   Texas Industries, Inc.                                      22,078
                                                                  -------------
                                                                         33,399
                                                                  -------------
             CONSUMER FINANCE--1.1%
       791   Cash America International, Inc.                            27,977
     1,426   First Cash Financial Services, Inc. (b)                     21,918
     5,681   Rewards Network, Inc. (b)                                   21,588


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             CONSUMER FINANCE (CONTINUED)
       594   World Acceptance Corp.(b)                            $      10,977
                                                                  -------------
                                                                         82,460
                                                                  -------------
             CONTAINERS & PACKAGING--0.4%
     2,262   Myers Industries, Inc.                                      23,909
       178   Rock-Tenn Co., Class A                                       5,413
                                                                  -------------
                                                                         29,322
                                                                  -------------
             DISTRIBUTORS--0.2%
       761   Audiovox Corp., Class A (b)                                  4,482
       840   LKQ Corp. (b)                                                9,610
                                                                  -------------
                                                                         14,092
                                                                  -------------
             DIVERSIFIED CONSUMER SERVICES--0.8%
       668   Coinstar, Inc. (b)                                          16,025
       663   CPI Corp.                                                    4,840
       707   Hillenbrand, Inc.                                           13,433
       173   Pre-Paid Legal Services, Inc. (b)                            6,830
     1,254   Universal Technical Institute, Inc. (b)                     20,691
                                                                  -------------
                                                                         61,819
                                                                  -------------
             DIVERSIFIED FINANCIAL SERVICES--0.3%
       311   Financial Federal Corp.                                      7,200
       440   Portfolio Recovery Associates, Inc. (b)                     15,787
                                                                  -------------
                                                                         22,987
                                                                  -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
       822   FairPoint Communications, Inc.                               3,272
     3,080   General Communication, Inc., Class A (b)                    23,654
                                                                  -------------
                                                                         26,926
                                                                  -------------
             ELECTRIC UTILITIES--1.4%
       160   ALLETE, Inc.                                                 5,600
     1,217   Central Vermont Public Service Corp.                        24,230
       847   Cleco Corp.                                                 19,489
     1,358   El Paso Electric Co. (b)                                    25,151
       415   UIL Holdings Corp.                                          13,695
       733   UniSource Energy Corp.                                      20,216
                                                                  -------------
                                                                        108,381
                                                                  -------------
             ELECTRICAL EQUIPMENT--2.2%
       728   A.O. Smith Corp.                                            22,968
       512   Acuity Brands, Inc.                                         17,900
       742   Baldor Electric Co.                                         13,030
     1,121   Belden, Inc.                                                23,362
       606   Brady Corp., Class A                                        18,786
       553   II-VI, Inc. (b)                                             15,534
     1,760   Magnetek, Inc. (b)                                           3,784


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT (CONTINUED)
       671   Regal-Beloit Corp.                                   $      21,848
       809   Woodward Governor Co.                                       25,968
                                                                  -------------
                                                                        163,180
                                                                  -------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS
             & COMPONENTS--5.0%
       707   Agilysys, Inc.                                               2,842
       479   Anixter International, Inc. (b)                             16,099
     2,532   Benchmark Electronics, Inc. (b)                             30,359
     1,980   Brightpoint, Inc. (b)                                       11,405
     1,515   Checkpoint Systems, Inc. (b)                                19,104
       354   Cognex Corp.                                                 5,671
     2,232   CTS Corp.                                                   15,602
     1,003   Electro Scientific Industries, Inc. (b)                      8,395
     1,560   Gerber Scientific, Inc. (b)                                  7,457
       161   Itron, Inc. (b)                                              7,805
       719   Littelfuse, Inc. (b)                                        13,417
     2,403   Mercury Computer Systems, Inc. (b)                          17,254
     3,988   Methode Electronics, Inc.                                   30,269
       677   MTS Systems Corp.                                           21,989
     3,307   Newport Corp. (b)                                           23,777
       882   Park Electrochemical Corp.                                  19,069
     1,378   Plexus Corp. (b)                                            25,713
     1,658   RadiSys Corp. (b)                                           10,561
       578   Rogers Corp. (b)                                            17,398
       743   ScanSource, Inc. (b)                                        14,741
     1,277   SYNNEX Corp. (b)                                            19,704
     2,410   Technitrol, Inc.                                            13,906
     3,594   TTM Technologies, Inc. (b)                                  25,733
                                                                  -------------
                                                                        378,270
                                                                  -------------
             ENERGY EQUIPMENT & SERVICES--2.3%
       588   Atwood Oceanics, Inc. (b)                                   16,158
       335   Basic Energy Services, Inc. (b)                              4,583
     1,053   Bristow Group, Inc. (b)                                     26,082
       276   CARBO Ceramics, Inc.                                        11,943
       827   Gulf Island Fabrication, Inc.                               16,300
       185   Hornbeck Offshore Services, Inc. (b)                         4,403
     1,005   ION Geophysical Corp. (b)                                    6,593
       180   Lufkin Industries, Inc.                                      9,418
       747   Matrix Service Co. (b)                                       9,151
       177   NATCO Group, Inc., Class A (b)                               3,742
     2,680   Pioneer Drilling Co. (b)                                    20,743
       452   SEACOR Holdings, Inc. (b)                                   30,360
       845   Superior Well Services, Inc. (b)                            14,154
                                                                  -------------
                                                                        173,630
                                                                  -------------
             FOOD & STAPLES RETAILING--1.9%
       810   Andersons (The), Inc.                                       21,570
     1,182   Casey's General Stores, Inc.                                35,697
     1,977   Great Atlantic & Pacific Tea (The) Co., Inc. (b)            16,350
       496   Nash Finch Co.                                              19,557


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             FOOD & STAPLES RETAILING (CONTINUED)
       573   Spartan Stores, Inc.                                 $      15,465
     1,427   United Natural Foods, Inc. (b)                              31,879
                                                                  -------------
                                                                        140,518
                                                                  -------------
             FOOD PRODUCTS--1.9%
     1,925   Darling International, Inc. (b)                             14,515
       971   Flowers Foods, Inc.                                         28,790
       906   Green Mountain Coffee Roasters, Inc. (b)                    26,265
       777   Hain Celestial Group (The), Inc. (b)                        18,057
       841   J & J Snack Foods Corp.                                     26,374
       776   Sanderson Farms, Inc.                                       24,227
       240   TreeHouse Foods, Inc. (b)                                    7,262
                                                                  -------------
                                                                        145,490
                                                                  -------------
             GAS UTILITIES--1.2%
     1,071   Atmos Energy Corp.                                          25,993
       147   Laclede Group (The), Inc.                                    7,691
       137   Northwest Natural Gas Co.                                    6,971
       223   Piedmont Natural Gas Co.,                                    7,341
       942   Southwest Gas Corp.                                         24,605
       830   UGI Corp.                                                   19,812
                                                                  -------------
                                                                         92,413
                                                                  -------------
             HEALTH CARE EQUIPMENT & SUPPLIES--5.3%
     1,606   American Medical Systems
               Holdings, Inc. (b)                                        17,377
       287   Analogic Corp.                                              12,674
     1,029   ArthroCare Corp. (b)                                        21,383
     1,114   CONMED Corp. (b)                                            29,186
       205   Cooper (The) Cos., Inc.                                      3,378
     2,174   CryoLife, Inc. (b)                                          29,132
       419   Cyberonics, Inc. (b)                                         5,338
       138   Datascope Corp.                                              6,923
     1,453   Greatbatch, Inc. (b)                                        31,602
       347   Haemonetics Corp. (b)                                       20,494
       234   ICU Medical, Inc. (b)                                        7,495
       669   Immucor, Inc. (b)                                           17,762
       324   Integra LifeSciences Holdings (b)                           12,163
       591   Invacare Corp.                                              10,750
       453   Kensey Nash Corp. (b)                                       11,502
       299   Mentor Corp.                                                 5,053
       246   Meridian Bioscience, Inc.                                    6,047
     1,519   Merit Medical Systems, Inc. (b)                             27,798
     1,259   Natus Medical, Inc. (b)                                     19,263
     8,368   Osteotech, Inc. (b)                                         26,694
     1,921   Symmetry Medical, Inc. (b)                                  24,819
     9,141   Theragenics Corp. (b)                                       17,825
       438   West Pharmaceutical Services, Inc.                          17,485
       872   Zoll Medical Corp. (b)                                      20,998
                                                                  -------------
                                                                        403,141
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES--6.2%
       504   Air Methods Corp. (b)                                $       8,457
       732   Amedisys, Inc. (b)                                          41,291
     1,130   AMERIGROUP Corp. (b)                                        28,250
     1,217   AMN Healthcare Services, Inc. (b)                           10,941
     1,120   AmSurg Corp. (b)                                            27,933
     1,738   Centene Corp. (b)                                           32,744
       347   Chemed Corp.                                                15,195
       875   Cross Country Healthcare, Inc. (b)                           9,905
       265   Gentiva Health Services, Inc. (b)                            7,195
     1,685   HealthSpring, Inc. (b)                                      27,836
       595   HMS Holdings Corp. (b)                                      14,738
       392   Landauer, Inc.                                              21,192
     1,252   LHC Group, Inc. (b)                                         44,170
       868   Magellan Health Services, Inc. (b)                          32,064
     1,591   MedCath Corp. (b)                                           24,533
     1,150   Molina Healthcare, Inc. (b)                                 25,611
     3,512   Odyssey HealthCare, Inc. (b)                                33,680
       132   Pediatrix Medical Group, Inc. (b)                            5,102
     1,463   PSS World Medical, Inc. (b)                                 26,539
     1,182   RehabCare Group, Inc. (b)                                   20,248
       786   Res-Care, Inc. (b)                                          12,112
                                                                  -------------
                                                                        469,736
                                                                  -------------
             HEALTH CARE TECHNOLOGY--0.6%
       573   Allscripts-Misys Healthcare Solutions, Inc.                  3,725
       681   Eclipsys Corp. (b)                                          10,113
     1,084   Omnicell, Inc. (b)                                          11,902
     1,364   Phase Forward, Inc. (b)                                     19,464
                                                                  -------------
                                                                         45,204
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE--5.0%
       886   Buffalo Wild Wings, Inc. (b)                                25,056
     1,662   California Pizza Kitchen, Inc. (b)                          16,238
       542   CBRL Group, Inc.                                            10,797
       859   CEC Entertainment, Inc. (b)                                 22,059
     1,345   CKE Restaurants, Inc.                                       11,419
       423   DineEquity, Inc.                                             7,627
     1,014   Jack in the Box, Inc. (b)                                   20,381
     1,834   Landry's Restaurants, Inc.                                  23,017
       887   Marcus (The) Corp.                                          12,445
     8,233   Multimedia Games, Inc. (b)                                  24,864
     3,259   O'Charley's, Inc.                                           24,443
       606   PF Chang's China Bistro, Inc. (b)                           12,399
       700   Panera Bread Co., Class A (b)                               31,583
     1,050   Papa John's International, Inc. (b)                         23,688
     1,277   Peet's Coffee & Tea, Inc. (b)                               28,680
       943   Pinnacle Entertainment, Inc. (b)                             5,281
     1,064   Red Robin Gourmet Burgers, Inc. (b)                         16,162
     6,157   Ruby Tuesday, Inc. (b)                                      14,838
     9,071   Ruth's Hospitality Group, Inc. (b)                          20,773
       821   Steak n Shake (The) Co. (b)                                  4,228
     2,379   Texas Roadhouse, Inc., Class A (b)                          16,701


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE (CONTINUED)
       233   WMS Industries, Inc. (b)                             $       5,825
                                                                  -------------
                                                                        378,504
                                                                  -------------
             HOUSEHOLD DURABLES--1.1%
       834   Bassett Furniture Industries, Inc.                           3,678
       509   Ethan Allen Interiors, Inc.                                  9,106
     2,513   Libbey, Inc.                                                 9,198
     1,443   Meritage Homes Corp. (b)                                    19,812
       383   National Presto Industries, Inc.                            25,373
     4,356   Standard-Pacific Corp. (b)                                  12,415
       285   Universal Electronics, Inc. (b)                              6,022
                                                                  -------------
                                                                         85,604
                                                                  -------------
             HOUSEHOLD PRODUCTS--0.2%
       595   WD-40 Co.                                                   17,315
                                                                  -------------
             INDUSTRIAL CONGLOMERATES--0.4%
       514   Standex International Corp.                                 13,266
     1,202   Tredegar Corp.                                              17,694
                                                                  -------------
                                                                         30,960
                                                                  -------------
             INSURANCE--2.6%
       509   Delphi Financial Group, Inc., Class A                        8,017
       346   Infinity Property & Casualty Corp.                          13,778
     2,377   National Financial Partners Corp.                           15,831
       369   Navigators Group (The), Inc. (b)                            18,638
       903   Presidential Life Corp.                                      8,470
       382   ProAssurance Corp. (b)                                      20,991
       344   RLI Corp.                                                   19,742
       940   Safety Insurance Group, Inc.                                35,710
       933   Selective Insurance Group, Inc.                             22,159
       908   Tower Group, Inc.                                           19,095
       499   United Fire & Casualty Co.                                  11,562
                                                                  -------------
                                                                        193,993
                                                                  -------------
             INTERNET & CATALOG RETAIL--0.8%
       805   NutriSystem, Inc.                                           11,391
     2,271   PetMed Express, Inc. (b)                                    40,106
       611   Stamps.com, Inc. (b)                                         5,963
                                                                  -------------
                                                                         57,460
                                                                  -------------
             INTERNET SOFTWARE & SERVICES--1.0%
       183   Bankrate, Inc. (b)                                           6,023
       657   InfoSpace, Inc.                                              5,630
       305   j2 Global Communications, Inc. (b)                           4,917
       854   Knot (The), Inc. (b)                                         5,893
     4,295   Perficient, Inc. (b)                                        23,580


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             INTERNET SOFTWARE & SERVICES (CONTINUED)
     1,595   Websense, Inc. (b)                                   $      31,133
                                                                  -------------
                                                                         77,176
                                                                  -------------
             IT SERVICES--2.7%
       712   CACI International Inc., Class A (b)                        29,320
     4,080   CIBER, Inc. (b)                                             22,032
     2,034   CSG Systems International, Inc. (b)                         33,825
     1,328   Cybersource Corp. (b)                                       16,135
     1,959   Gevity HR, Inc.                                              6,680
       601   ManTech International Corp., Class A (b)                    32,418
       387   MAXIMUS, Inc.                                               12,361
     1,186   SI International, Inc. (b)                                  34,157
     3,332   StarTek, Inc. (b)                                           11,029
       478   Wright Express Corp. (b)                                     6,544
                                                                  -------------
                                                                        204,501
                                                                  -------------
             LEISURE EQUIPMENT & PRODUCTS--1.4%
     2,338   Arctic Cat, Inc.                                            17,722
     2,230   Brunswick Corp.                                              7,738
     1,431   JAKKS Pacific, Inc. (b)                                     32,012
       627   Polaris Industries, Inc.                                    21,111
     1,222   Pool Corp.                                                  21,275
       356   RC2 Corp. (b)                                                4,521
                                                                  -------------
                                                                        104,379
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES--0.6%
     2,319   Cambrex Corp. (b)                                           10,436
     1,948   Enzo Biochem, Inc. (b)                                      11,240
       797   Kendle International, Inc. (b)                              14,401
     1,244   PAREXEL International Corp. (b)                             12,938
                                                                  -------------
                                                                         49,015
                                                                  -------------
             MACHINERY--3.9%
       261   Albany International Corp., Class A                          3,800
       925   Astec Industries, Inc. (b)                                  23,514
     1,410   Barnes Group, Inc.                                          20,459
     1,322   Briggs & Stratton Corp.                                     20,835
       651   Cascade Corp.                                               21,490
       564   CLARCOR, Inc.                                               19,960
       767   EnPro Industries, Inc. (b)                                  17,035
     1,027   Gardner Denver, Inc. (b)                                    26,312
       316   Kaydon Corp.                                                10,558
       196   Lindsay Corp.                                                9,326
     3,702   Lydall, Inc. (b)                                            24,618
     1,549   Mueller Industries, Inc.                                    35,425
       461   Robbins & Myers, Inc.                                        9,404
       345   Toro (The) Co.                                              11,606
        86   Valmont Industries, Inc.                                     4,711
       754   Wabash National Corp.                                        4,554


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
     1,043   Watts Water Technologies, Inc., Class A              $      27,566
                                                                  -------------
                                                                        291,173
                                                                  -------------
             MARINE--0.3%
       564   Kirby Corp. (b)                                             19,356
                                                                  -------------
             METALS & MINING--1.3%
     2,063   A.M. Castle & Co.                                           25,107
       684   AMCOL International Corp.                                   16,779
     1,209   Olympic Steel, Inc.                                         27,638
     1,823   RTI International Metals, Inc. (b)                          28,784
                                                                  -------------
                                                                         98,308
                                                                  -------------
             MULTILINE RETAIL--0.3%
       501   Fred's, Inc.                                                 6,137
     8,632   Tuesday Morning Corp. (b)                                   19,336
                                                                  -------------
                                                                         25,473
                                                                  -------------
             MULTI-UTILITIES--0.4%
       985   Avista Corp.                                                19,562
       327   CH Energy Group, Inc.                                       13,482
                                                                  -------------
                                                                         33,044
                                                                  -------------
             OIL, GAS & CONSUMABLE FUELS--1.8%
       400   Penn Virginia Corp.                                         14,868
     1,858   PetroQuest Energy, Inc. (b)                                 18,487
     1,381   Southern Union Co.                                          23,781
       200   St. Mary Land & Exploration Co.                              4,978
       842   Stone Energy Corp. (b)                                      25,546
       921   Swift Energy Co. (b)                                        29,547
       929   World Fuel Services Corp.                                   19,908
                                                                  -------------
                                                                        137,115
                                                                  -------------
             PAPER & FOREST PRODUCTS--0.8%
     4,353   Buckeye Technologies, Inc. (b)                              25,639
       112   Deltic Timber Corp.                                          5,102
     1,440   Neenah Paper, Inc.                                          13,003
     1,126   Schweitzer-Mauduit International, Inc.                      18,827
                                                                  -------------
                                                                         62,571
                                                                  -------------
             PERSONAL PRODUCTS--0.4%
       365   Chattem, Inc. (b)                                           27,620
                                                                  -------------
             PHARMACEUTICALS--0.5%
     1,221   Noven Pharmaceuticals, Inc. (b)                             13,736
     2,174   ViroPharma, Inc. (b)                                        27,262
                                                                  -------------
                                                                         40,998
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             PROFESSIONAL SERVICES--2.0%
       524   Administaff, Inc.                                    $      10,475
       958   CDI Corp.                                                   12,454
       946   Heidrick & Struggles International, Inc.                    22,827
       905   On Assignment, Inc. (b)                                      5,883
       686   School Specialty, Inc. (b)                                  14,406
     7,320   Spherion Corp. (b)                                          23,278
     1,765   TrueBlue, Inc. (b)                                          14,702
     3,970   Volt Information Sciences, Inc. (b)                         30,370
       430   Watson Wyatt Worldwide, Inc., Class A                       18,262
                                                                  -------------
                                                                        152,657
                                                                  -------------
             REAL ESTATE INVESTMENT TRUSTS--0.6%
     1,618   Cedar Shopping Centers, Inc.                                15,468
     1,567   DiamondRock Hospitality Co.                                  8,117
       130   Entertainment Properties Trust                               4,869
       464   Extra Space Storage, Inc.                                    5,341
       306   LaSalle Hotel Properties                                     4,308
       628   Medical Properties Trust, Inc.                               4,635
       298   National Retail Properties, Inc.                             5,313
                                                                  -------------
                                                                         48,051
                                                                  -------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
       483   Forestar Real Estate Group, Inc. (b)                         4,226
                                                                  -------------
             ROAD & RAIL--1.0%
       847   Arkansas Best Corp.                                         24,724
       919   Heartland Express, Inc.                                     14,097
       420   Knight Transportation, Inc.                                  6,678
       162   Landstar System, Inc.                                        6,252
       755   Old Dominion Freight Line, Inc. (b)                         22,907
                                                                  -------------
                                                                         74,658
                                                                  -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.9%
       521   Advanced Energy Industries, Inc. (b)                         5,559
     1,983   ATMI, Inc. (b)                                              24,113
       667   Cabot Microelectronics Corp. (b)                            19,163
     1,407   Cymer, Inc. (b)                                             34,428
     6,829   Cypress Semiconductor Corp. (b)                             34,213
       932   DSP Group, Inc. (b)                                          5,872
       299   FEI Co. (b)                                                  6,282
     6,855   Kopin Corp. (b)                                             15,904
     6,323   Kulicke & Soffa Industries, Inc. (b)                        18,590
     1,572   Micrel, Inc.                                                11,554
       560   Microsemi Corp. (b)                                         12,174
     1,432   MKS Instruments, Inc. (b)                                   26,564
     2,037   Pericom Semiconductor Corp. (b)                             15,889
     2,559   Skyworks Solutions, Inc. (b)                                18,246
       856   Standard Microsystems Corp. (b)                             15,417
       253   Supertex, Inc. (b)                                           6,102
     2,977   Triquint Semiconductor, Inc. (b)                            13,337


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT (CONTINUED)
       568   Varian Semiconductor Equipment
               Associates, Inc. (b)                               $      11,144
                                                                  -------------
                                                                        294,551
                                                                  -------------
             SOFTWARE--2.1%
       745   Concur Technologies, Inc. (b)                               18,796
     1,406   JDA Software Group, Inc. (b)                                20,078
       638   Manhattan Associates, Inc. (b)                              10,725
       274   Progress Software Corp. (b)                                  6,286
       844   Quality Systems, Inc.                                       32,486
     1,641   Radiant Systems, Inc. (b)                                    8,648
     2,602   Secure Computing Corp. (b)                                  14,727
     2,008   Smith Micro Software, Inc. (b)                              12,550
     1,304   Take-Two Interactive Software, Inc. (b)                     15,465
     1,410   Tyler Technologies, Inc.(b)                                 19,162
                                                                  -------------
                                                                        158,923
                                                                  -------------
             SPECIALTY RETAIL--6.7%
     1,317   Aaron Rents, Inc.                                           32,648
     2,073   Big 5 Sporting Goods Corp.                                  13,018
     1,741   Brown Shoe Co., Inc.                                        18,350
       963   Buckle (The), Inc.                                          25,365
     2,951   Cabela's, Inc., Class A (b)                                 23,460
       813   Cato (The) Corp., Class A                                   12,618
     3,478   Charlotte Russe Holding, Inc. (b)                           29,389
       855   Children's Place Retail Stores (The), Inc. (b)              28,583
       930   Christopher & Banks Corp.                                    4,855
     1,399   Dress Barn (The), Inc. (b)                                  13,374
     1,065   Genesco, Inc. (b)                                           26,423
     1,641   Group 1 Automotive, Inc.                                    16,492
       201   Gymboree (The) Corp. (b)                                     5,198
     1,246   Haverty Furniture Cos., Inc.                                12,261
       356   Hibbett Sports, Inc. (b)                                     6,340
     5,393   HOT Topic, Inc. (b)                                         34,947
     1,359   Jo-Ann Stores, Inc. (b)                                     26,038
     1,061   Jos. A. Bank Clothiers, Inc. (b)                            27,024
     1,678   Men's Wearhouse (The), Inc.                                 25,657
       518   Midas, Inc. (b)                                              6,750
     3,461   Pep Boys-Manny, Moe & Jack (The)                            16,682
     4,214   Sonic Automotive, Inc., Class A                             21,618
     1,044   Stage Stores, Inc.                                           8,049
     1,823   Stein Mart, Inc.                                             3,919
       678   Tractor Supply Co. (b)                                      28,178
     3,641   Tween Brands, Inc. (b)                                      31,021
       285   Zale Corp. (b)                                               4,862
       433   Zumiez, Inc. (b)                                             4,226
                                                                  -------------
                                                                        507,345
                                                                  -------------
             TEXTILES, APPAREL & LUXURY GOODS--2.5%
        69   Deckers Outdoor Corp. (b)                                    5,855


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             TEXTILES, APPAREL & LUXURY GOODS (CONTINUED)
       253   Fossil, Inc. (b)                                     $       4,592
     1,635   Iconix Brand Group, Inc. (b)                                17,805
       410   K-Swiss, Inc., Class A                                       6,203
       983   Maidenform Brands, Inc. (b)                                 10,793
     1,595   Movado Group, Inc.                                          24,260
     1,104   Oxford Industries, Inc.                                     14,871
     2,391   Perry Ellis International, Inc. (b)                         23,408
     2,118   Skechers U.S.A., Inc., Class A (b)                          28,763
     1,103   True Religion Apparel, Inc. (b)                             18,475
       662   UniFirst Corp.                                              21,601
       539   Wolverine World Wide, Inc.                                  12,667
                                                                  -------------
                                                                        189,293
                                                                  -------------
             THRIFTS & MORTGAGE FINANCE--0.6%
     3,880   Anchor BanCorp Wisconsin, Inc.                              22,116
     7,042   Corus Bankshares, Inc.                                      15,492
     2,393   Flagstar Bancorp,Inc.                                        4,547
                                                                  -------------
                                                                         42,155
                                                                  -------------
             TOBACCO--0.2%
     3,752   Alliance One International, Inc. (b)                        12,532
                                                                  -------------
             TRADING COMPANIES & DISTRIBUTORS--0.4%
       794   Applied Industrial Technologies, Inc.                       16,030
       250   Kaman Corp.                                                  6,383
       142   Watsco, Inc.                                                 5,835
                                                                  -------------
                                                                         28,248
                                                                  -------------
             WATER UTILITIES--0.1%
       185   American States Water Co.                                    6,329
                                                                  -------------

             TOTAL COMMON STOCKS--100.0%
             (Cost $9,266,823)                                        7,562,909


             MONEY MARKET FUND--0.4%
    34,354   Morgan Stanley Institutional
             Treasury Money Market Fund--0.52% (c)
             (Cost $34,354)                                              34,354
                                                                  -------------

             TOTAL INVESTMENTS--100.4%
             (Cost $9,301,177) (d)                                    7,597,263
             NET OTHER ASSETS AND LIABILITIES--(0.4%)                   (32,397)

                                                                  -------------
             NET ASSETS--100.0%                                   $   7,564,866
                                                                  =============


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $268,056 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,971,970.


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A - Portfolio
Valuation in the Notes to Quarterly Portfolio of Investments).


                                                                  INVESTMENTS
VALUATION INPUTS                                                  IN SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $          7,562,909
Level 2  - Other Significant Observable Inputs                           34,354
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          7,597,263
                                                           ====================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--99.9%
             AEROSPACE & DEFENSE--2.9%
       527   Boeing (The) Co.                                     $      27,546
     2,905   Goodrich Corp.                                             106,207
       727   Honeywell International, Inc.                               22,137
     1,996   Northrop Grumman Corp.                                      93,592
     1,534   Precision Castparts Corp.                                   99,419
     1,129   Raytheon Co.                                                57,703
                                                                  -------------
                                                                        406,604
                                                                  -------------
             AIR FREIGHT & LOGISTICS--0.4%
       765   FedEx Corp.                                                 50,008
                                                                  -------------
             AIRLINES--0.3%
     4,165   Southwest Airlines Co.                                      49,064
                                                                  -------------
             BEVERAGES--0.3%
     1,293   Molson Coors Brewing Co., Class B                           48,306
                                                                  -------------
             CAPITAL MARKETS--1.3%
       791   Ameriprise Financial, Inc.                                  17,086
       927   Bank of New York Mellon (The) Corp.                         30,220
       944   Goldman Sachs Group (The), Inc.                             87,320
     2,880   Invesco Ltd.                                                42,941
                                                                  -------------
                                                                        177,567
                                                                  -------------
             CHEMICALS--3.5%
       441   Air Products and Chemicals, Inc.                            25,635
     5,167   Ashland, Inc.                                              116,723
     3,803   Dow Chemical (The) Co.                                     101,426
     2,249   E.I. du Pont de Nemours and Co.                             71,968
     1,646   Eastman Chemical Co.                                        66,482
     1,554   PPG Industries, Inc.                                        77,047
       421   Praxair, Inc.                                               27,428
                                                                  -------------
                                                                        486,709
                                                                  -------------
             COMMERCIAL BANKS--2.5%
       799   BB&T Corp.                                                  28,644
       921   Comerica, Inc.                                              25,410
     7,563   Huntington Bancshares, Inc.                                 71,470
    12,590   Regions Financial Corp.                                    139,624
       672   SunTrust Banks, Inc.                                        26,974
     1,561   Zions Bancorporation                                        59,490
                                                                  -------------
                                                                        351,612
                                                                  -------------
             COMMERCIAL SERVICES & SUPPLIES--2.5%
    10,878   Allied Waste Industries, Inc. (b)                          113,349
     1,359   Avery Dennison Corp.                                        47,592
     3,157   Cintas Corp.                                                74,821


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
     3,695   R.R. Donnelley & Sons Co.                            $      61,226
     1,919   Waste Management, Inc.                                      59,930
                                                                  -------------
                                                                        356,918
                                                                  -------------
             COMMUNICATIONS EQUIPMENT--2.4%
    14,988   Ciena Corp. (b)                                            144,035
     9,660   Corning, Inc.                                              104,618
     1,434   Juniper Networks, Inc. (b)                                  26,873
    14,884   Tellabs, Inc. (b)                                           63,108
                                                                  -------------
                                                                        338,634
                                                                  -------------
             COMPUTERS & PERIPHERALS--1.5%
     7,579   EMC Corp. (b)                                               89,281
    19,878   Sun Microsystems, Inc. (b)                                  91,439
     1,549   Teradata Corp. (b)                                          23,839
                                                                  -------------
                                                                        204,559
                                                                  -------------
             CONSUMER FINANCE--0.9%
     1,777   Capital One Financial Corp.                                 69,516
     4,373   Discover Financial Services                                 53,569
                                                                  -------------
                                                                        123,085
                                                                  -------------
             CONTAINERS & PACKAGING--1.1%
     3,458   Bemis Co., Inc.                                             85,897
     4,122   Sealed Air Corp.                                            69,744
                                                                  -------------
                                                                        155,641
                                                                  -------------
             DISTRIBUTORS--0.4%
     1,503   Genuine Parts Co.                                           59,143
                                                                  -------------

             DIVERSIFIED FINANCIAL SERVICES--0.8%
    21,706   CIT Group, Inc.                                             89,863
       647   JPMorgan Chase & Co.                                        26,689
                                                                  -------------
                                                                        116,552
                                                                  -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
     5,411   AT&T, Inc.                                                 144,853
     4,122   CenturyTel, Inc.                                           103,503
     1,490   Embarq Corp.                                                44,700
     2,627   Frontier Communications Corp.                               19,991
    28,063   Qwest Communications International, Inc.                    80,260
     2,825   Verizon Communications, Inc.                                83,818
     8,286   Windstream Corp.                                            62,228
                                                                  -------------
                                                                        539,353
                                                                  -------------
             ELECTRIC UTILITIES--6.1%
     1,643   Allegheny Energy, Inc.                                      49,536
     3,264   American Electric Power Co., Inc.                          106,504


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ELECTRIC UTILITIES (CONTINUED)
     6,934   Duke Energy Corp.                                    $     113,579
     3,029   Edison International                                       107,802
       339   Entergy Corp.                                               26,459
       902   FirstEnergy Corp.                                           47,048
       601   FPL Group, Inc.                                             28,391
     5,275   Pepco Holdings, Inc.                                       108,929
     4,390   Pinnacle West Capital Corp.                                138,944
       816   PPL Corp.                                                   26,781
     2,102   Progress Energy, Inc.                                       82,756
       802   Southern Co.                                                27,541
                                                                  -------------
                                                                        864,270
                                                                  -------------
             ELECTRICAL EQUIPMENT--0.8%
     2,269   Cooper Industries Ltd., Class A                             70,226
     1,481   Emerson Electric Co.                                        48,473
                                                                  -------------
                                                                        118,699
                                                                  -------------
             ELECTRONIC EQUIPMENT, INSTRUMENT & COMPONENTS--2.1%
    12,669   Jabil Circuit, Inc.                                        106,547
     5,384   Molex, Inc.                                                 77,583
     5,462   Tyco Electronics Ltd.                                      106,181
                                                                  -------------
                                                                        290,311
                                                                  -------------
             ENERGY EQUIPMENT & SERVICES--3.6%
     2,621   ENSCO International, Inc.                                   99,624
     6,062   Nabors Industries Ltd. (b)                                  87,172
     1,805   National Oilwell Varco, Inc. (b)                            53,951
     3,441   Noble Corp.                                                110,835
     4,945   Rowan Cos., Inc.                                            89,702
     3,606   Weatherford International Ltd. (b)                          60,869
                                                                  -------------
                                                                        502,153
                                                                  -------------
             FOOD & STAPLES RETAILING--2.6%
     1,100   Kroger (The) Co.                                            30,206
     6,369   Safeway, Inc.                                              135,468
     6,962   SUPERVALU, Inc.                                             99,139
     1,952   Walgreen Co.                                                49,698
     4,525   Whole Foods Market, Inc.                                    48,508
                                                                  -------------
                                                                        363,019
                                                                  -------------
             FOOD PRODUCTS--1.5%
     6,895   Archer-Daniels-Midland Co.                                 142,933
     7,592   Tyson Foods, Inc., Class A                                  66,354
                                                                  -------------
                                                                        209,287
                                                                  -------------
             GAS UTILITIES--0.4%
     1,363   Nicor, Inc.                                                 62,984
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES--2.2%
     1,673   Aetna, Inc.                                          $      41,608
       803   AmerisourceBergen Corp.                                     25,110
       613   Cardinal Health, Inc.                                       23,417
       889   CIGNA Corp.                                                 14,491
     2,933   Humana, Inc. (b)                                            86,787
     3,230   WellPoint, Inc. (b)                                        125,549
                                                                  -------------
                                                                        316,962
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE--1.5%
     3,419   Carnival Corp.                                              86,843
     2,147   Starwood Hotels & Resorts Worldwide, Inc.                   48,393
     9,616   Wyndham Worldwide Corp.                                     78,755
                                                                  -------------
                                                                        213,991
                                                                  -------------
             HOUSEHOLD DURABLES--2.0%
       527   Fortune Brands, Inc.                                        20,100
     5,252   Newell Rubbermaid, Inc.                                     72,215
       574   Snap-on, Inc.                                               21,209
     2,896   Stanley Works (The)                                         94,815
     1,524   Whirlpool Corp.                                             71,095
                                                                  -------------
                                                                        279,434
                                                                  -------------
             INDUSTRIAL CONGLOMERATES--1.7%
       885   3M Co.                                                      56,906
     1,185   General Electric Co.                                        23,119
     4,128   Textron, Inc.                                               73,066
     3,451   Tyco International Ltd.                                     87,241
                                                                  -------------
                                                                        240,332
                                                                  -------------
             INSURANCE--3.6%
       655   Allstate (The) Corp.                                        17,285
       549   Assurant, Inc.                                              13,989
     1,651   Chubb (The) Corp.                                           85,555
     1,062   Cincinnati Financial Corp.                                  27,601
    10,528   Genworth Financial, Inc., Class A                           50,956
     2,949   Hartford Financial Services Group (The), Inc.               30,434
     1,412   Lincoln National Corp.                                      24,343
     2,295   Loews Corp.                                                 76,217
       540   MetLife, Inc.                                               17,939
     3,342   Travelers (The) Cos., Inc.                                 142,201
     1,204   Unum Group                                                  18,963
                                                                  -------------
                                                                        505,483
                                                                  -------------
             IT SERVICES--2.2%
     3,759   Computer Sciences Corp. (b)                                113,371
    10,222   Convergys Corp. (b)                                         78,607
     8,184   Fidelity National Information Services, Inc.               123,497
                                                                  -------------
                                                                        315,475
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             LEISURE EQUIPMENT & PRODUCTS--1.0%
     1,965   Eastman Kodak Co.                                    $      18,039
     1,740   Hasbro, Inc.                                                50,582
     5,025   Mattel, Inc.                                                75,475
                                                                  -------------
                                                                        144,096
                                                                  -------------
             MACHINERY--4.0%
       610   Deere & Co.                                                 23,522
     1,490   Dover Corp.                                                 47,337
     2,689   Eaton Corp.                                                119,928
     1,360   Illinois Tool Works, Inc.                                   45,410
     3,877   Ingersoll-Rand Co., Ltd., Class A                           71,531
     9,715   Manitowoc (The) Co., Inc.                                   95,596
     1,582   PACCAR, Inc.                                                46,258
     2,850   Parker Hannifin Corp.                                      110,495
                                                                  -------------
                                                                        560,077
                                                                  -------------
             MEDIA--4.8%
    10,362   CBS Corp., Class B                                         100,615
     3,078   Comcast Corp., Class A                                      48,509
     4,310   Meredith Corp.                                              83,485
     2,114   New York Times (The) Co., Class A                           21,140
    12,600   News Corp., Class A                                        134,064
    11,524   Time Warner, Inc.                                          116,277
     3,649   Viacom, Inc., Class B (b)                                   73,783
     2,954   Walt Disney (The) Co.                                       76,509
        54   Washington Post (The) Co., Class B                          23,047
                                                                  -------------
                                                                        677,429
                                                                  -------------
             METALS & MINING--2.1%
     5,829   AK Steel Holding Corp.                                      81,140
     6,691   Alcoa, Inc.                                                 77,013
     5,113   Allegheny Technologies, Inc.                               135,699
                                                                  -------------
                                                                        293,852
                                                                  -------------
             MULTILINE RETAIL--2.6%
     2,171   Big Lots, Inc. (b)                                          53,038
    12,803   Dillard's, Inc., Class A                                    68,240
     4,531   J. C. Penney Co., Inc.                                     108,381
     8,402   Macy's, Inc.                                               103,260
     2,097   Nordstrom, Inc.                                             37,935
                                                                  -------------
                                                                        370,854
                                                                  -------------
             MULTI-UTILITIES--7.8%
     3,097   Ameren Corp.                                               100,498
     4,148   CenterPoint Energy, Inc.                                    47,785
     9,692   CMS Energy Corp.                                            99,343
     2,813   Consolidated Edison, Inc.                                  121,859
     2,825   Dominion Resources, Inc.                                   102,491
     3,012   DTE Energy Co.                                             106,324
     1,210   Integrys Energy Group, Inc.                                 57,681


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             MULTI-UTILITIES (CONTINUED)
     8,188   NiSource, Inc.                                       $     106,116
     3,227   PG&E Corp.                                                 118,334
     1,796   Sempra Energy                                               76,492
     7,683   TECO Energy, Inc.                                           88,662
     4,535   Xcel Energy, Inc.                                           79,000
                                                                  -------------
                                                                      1,104,585
                                                                  -------------
             OFFICE ELECTRONICS--0.3%
     5,241   Xerox Corp.                                                 42,033
                                                                  -------------

             OIL, GAS & CONSUMABLE FUELS--6.1%
     1,869   Anadarko Petroleum Corp.                                    65,976
     1,832   Chevron Corp.                                              136,667
     7,104   El Paso Corp.                                               68,909
     1,472   Hess Corp.                                                  88,629
     3,789   Marathon Oil Corp.                                         110,260
     1,631   Noble Energy, Inc.                                          84,518
     2,144   Occidental Petroleum Corp.                                 119,078
     2,539   Spectra Energy Corp.                                        49,079
     5,497   Tesoro Corp.                                                53,156
     3,833   Williams (The) Cos., Inc.                                   80,378
                                                                  -------------
                                                                        856,650
                                                                  -------------
             PAPER & FOREST PRODUCTS--1.2%
     4,617   International Paper Co.                                     79,505
     6,481   MeadWestvaco Corp.                                          90,928
                                                                  -------------
                                                                        170,433
                                                                  -------------
             PHARMACEUTICALS--3.3%
     1,372   Eli Lilly & Co.                                             46,401
    12,616   King Pharmaceuticals, Inc. (b)                             110,895
       957   Merck & Co., Inc.                                           29,619
     4,916   Pfizer, Inc.                                                87,062
     4,241   Watson Pharmaceuticals, Inc. (b)                           110,987
     2,454   Wyeth                                                       78,970
                                                                  -------------
                                                                        463,934
                                                                  -------------
             PROFESSIONAL SERVICES--0.4%
     4,053   Monster Worldwide, Inc. (b)                                 57,715
                                                                  -------------

             REAL ESTATE INVESTMENT TRUSTS--1.1%
     4,547   Host Hotels & Resorts, Inc.                                 47,016
       732   ProLogis                                                    10,248
     1,221   Public Storage                                              99,511
                                                                  -------------
                                                                        156,775
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ROAD & RAIL--1.1%
       554   CSX Corp.                                            $      25,329
       456   Norfolk Southern Corp.                                      27,333
     1,949   Ryder System, Inc.                                          77,219
       425   Union Pacific Corp.                                         28,377
                                                                  -------------
                                                                        158,258
                                                                  -------------
             SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT--3.9%
     2,293   Analog Devices, Inc.                                        48,978
     1,997   Applied Materials, Inc.                                     25,781
     4,840   Intel Corp.                                                 77,440
     1,909   KLA-Tencor Corp.                                            44,384
    29,842   Micron Technology, Inc. (b)                                140,556
     3,077   Novellus Systems, Inc. (b)                                  48,617
    11,606   Teradyne, Inc. (b)                                          59,191
     5,621   Texas Instruments, Inc.                                    109,947
                                                                  -------------
                                                                        554,894
                                                                  -------------
             SPECIALTY RETAIL--2.9%
    13,441   AutoNation, Inc. (b)                                        92,340
     5,098   Gap (The), Inc.                                             65,968
     6,978   Limited Brands, Inc.                                        83,596
    25,958   Office Depot, Inc. (b)                                      93,449
     2,552   Tiffany & Co.                                               70,052
                                                                  -------------
                                                                        405,405
                                                                  -------------
             TEXTILES, APPAREL &
             LUXURY GOODS--0.7%
     4,897   Jones Apparel Group, Inc.                                   54,406
       782   VF Corp.                                                    43,088
                                                                  -------------
                                                                         97,494
                                                                  -------------
             TOBACCO--1.7%
     4,569   Altria Group, Inc.                                          87,679
       628   Philip Morris International, Inc.                           27,299
     2,486   Reynolds American, Inc.                                    121,715
                                                                  -------------
                                                                        236,693
                                                                  -------------
             TOTAL COMMON STOCKS--99.9%
             (Cost $19,497,757)                                      14,097,332


             MONEY MARKET FUND--0.3%
    36,279   Morgan Stanley Institutional Treasury
             Money Market Fund--0.52% (c)
             (Cost $36,279)                                              36,279
                                                                  -------------

             TOTAL INVESTMENTS--100.2%
             (Cost $19,534,036) (d)                                  14,133,611
             NET OTHER ASSETS AND LIABILITIES--(0.2%)                   (32,204)
                                                                  -------------
             NET ASSETS--100.0%                                   $  14,101,407
                                                                  =============


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)     Non-income producing security.

(c)     Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $142,279 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,542,704.


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A -
Portfolio Valuation in the Notes to Quarterly Portfolio of
Investments).



                                                                  INVESTMENTS
VALUATION INPUTS                                                  IN SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $         14,097,332
Level 2  - Other Significant Observable Inputs                           36,279
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $         14,133,611
                                                           ====================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--100.0%
             AEROSPACE & DEFENSE--2.3%
       939   General Dynamics Corp.                               $      56,640
     1,410   L-3 Communications Holdings, Inc.                          114,450
     1,627   Lockheed Martin Corp.                                      138,376
       721   Rockwell Collins, Inc.                                      26,843
                                                                  -------------
                                                                        336,309
                                                                  -------------
             AIR FREIGHT & LOGISTICS--1.1%
     2,719   C.H. Robinson Worldwide, Inc.                              140,790
       550   United Parcel Service, Inc., Class B                        29,029
                                                                  -------------
                                                                        169,819
                                                                  -------------
             AUTO COMPONENTS--0.5%
     4,575   Johnson Controls, Inc.                                      81,115
                                                                  -------------
             AUTOMOBILES--0.1%
       929   Harley-Davidson, Inc.                                       22,742
                                                                  -------------

             BEVERAGES--3.5%
     2,136   Anheuser-Busch Cos., Inc.                                  132,496
     1,808   Brown-Forman Corp., Class B                                 82,083
     1,309   Coca-Cola (The) Co.                                         57,675
     4,845   Constellation Brands, Inc., Class A (b)                     60,756
     3,565   Pepsi Bottling Group (The), Inc.                            82,423
     1,944   PepsiCo, Inc.                                              110,827
                                                                  -------------
                                                                        526,260
                                                                  -------------
             BIOTECHNOLOGY--3.0%
     1,755   Amgen, Inc. (b)                                            105,107
     1,644   Celgene Corp. (b)                                          105,643
     2,208   Genzyme Corp. (b)                                          160,919
     1,520   Gilead Sciences, Inc. (b)                                   69,692
                                                                  -------------
                                                                        441,361
                                                                  -------------
             CAPITAL MARKETS--2.7%
     6,865   Charles Schwab (The) Corp.                                 131,259
     2,858   Janus Capital Group, Inc.                                   33,553
     2,474   Northern Trust Corp.                                       139,311
       610   State Street Corp.                                          26,444
     1,934   T. Rowe Price Group, Inc.                                   76,470
                                                                  -------------
                                                                        407,037
                                                                  -------------
             CHEMICALS--3.3%
       756   CF Industries Holding, Inc.                                 48,528
     3,677   Ecolab, Inc.                                               137,005
     9,017   Hercules, Inc.                                             151,575
       876   International Flavors & Fragrances, Inc.                    27,927
       703   Monsanto Co.                                                62,553


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             CHEMICALS (CONTINUED)
     1,323   Sigma-Aldrich Corp.                                  $      58,027
                                                                  -------------
                                                                        485,615
                                                                  -------------
             COMMERCIAL SERVICES & SUPPLIES--0.3%
     2,085   Pitney Bowes, Inc.                                          51,666
                                                                  -------------

             COMMUNICATIONS EQUIPMENT--1.4%
     1,535   Cisco Systems, Inc. (b)                                     27,277
     2,251   Harris Corp.                                                80,923
     2,421   QUALCOMM, Inc.                                              92,628
                                                                  -------------
                                                                        200,828
                                                                  -------------
             COMPUTERS & PERIPHERALS--2.8%
     3,862   Hewlett-Packard Co.                                        147,838
       889   International Business Machines Corp.                       82,650
     2,127   Lexmark International, Inc., Class A (b)                    54,940
     1,904   NetApp, Inc. (b)                                            25,761
     6,771   QLogic Corp. (b)                                            81,387
     1,775   SanDisk Corp. (b)                                           15,780
                                                                  -------------
                                                                        408,356
                                                                  -------------
             CONSTRUCTION & ENGINEERING--0.5%
     1,247   Fluor Corp.                                                 49,793
       636   Jacobs Engineering Group, Inc. (b)                          23,169
                                                                  -------------
                                                                         72,962
                                                                  -------------
             CONSTRUCTION MATERIALS--0.7%
     1,863   Vulcan Materials Co.                                       101,124

                                                                  -------------
             CONTAINERS & PACKAGING--1.3%
       875   Ball Corp.                                                  29,925
     7,185   Pactiv Corp. (b)                                           169,279
                                                                  -------------
                                                                        199,204
                                                                  -------------
             DIVERSIFIED CONSUMER SERVICES--2.2%
     3,012   Apollo Group, Inc., Class A (b)                            209,364
     6,093   H&R Block, Inc.                                            120,154
                                                                  -------------
                                                                        329,518
                                                                  -------------
             DIVERSIFIED FINANCIAL SERVICES--0.4%
     2,286   Leucadia National Corp.                                     61,356
                                                                  -------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS--0.7%
     1,168   Agilent Technologies, Inc. (b)                              25,918
     2,593   Amphenol Corp., Class A                                     74,289
                                                                  -------------
                                                                        100,207
                                                                  -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES--0.6%

     1,802   Cameron International Corp. (b)                      $      43,716
     1,068   Halliburton Co.                                             21,136
       590   Smith International, Inc.                                   20,343
                                                                  -------------
                                                                         85,195
                                                                  -------------
             FOOD & STAPLES RETAILING--3.8%
     2,748   Costco Wholesale Corp.                                     156,663
     3,087   CVS Caremark Corp.                                          94,617
     5,789   Sysco Corp.                                                151,672
     2,978   Wal-Mart Stores, Inc.                                      166,202
                                                                  -------------
                                                                        569,154
                                                                  -------------
             FOOD PRODUCTS--4.9%
     4,622   Campbell Soup Co.                                          175,405
     2,597   General Mills, Inc.                                        175,920
     2,632   Hershey (The) Co.                                           98,016
     3,180   Kellogg Co.                                                160,336
     3,607   McCormick & Co., Inc.                                      121,412
                                                                  -------------
                                                                        731,089
                                                                  -------------
             HEALTH CARE EQUIPMENT & SUPPLIES--5.3%
     2,111   Baxter International, Inc.                                 127,693
       863   Becton, Dickinson and Co.                                   59,892
     2,823   Boston Scientific Corp. (b)                                 25,492
     1,095   C. R. Bard, Inc.                                            96,634
     2,721   Hospira, Inc. (b)                                           75,698
       144   Intuitive Surgical, Inc. (b)                                24,882
     1,382   Medtronic, Inc.                                             55,736
     3,188   St. Jude Medical, Inc. (b)                                 121,240
     1,112   Stryker Corp.                                               59,448
     3,122   Varian Medical Systems, Inc. (b)                           142,081
                                                                  -------------
                                                                        788,796
                                                                  -------------
             HEALTH CARE PROVIDERS & SERVICES--4.9%
     3,193   Coventry Health Care, Inc. (b)                              42,116
     2,430   DaVita Inc. (b)                                            137,903
     2,415   Express Scripts, Inc. (b)                                  146,373
     1,001   Laboratory Corp. of America Holdings (b)                    61,551
     3,964   Medco Health Solutions, Inc. (b)                           150,434
     1,142   Patterson Cos., Inc. (b)                                    28,927
     3,453   Quest Diagnostics, Inc.                                    161,600
                                                                  -------------
                                                                        728,904
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE--1.9%
     2,423   Darden Restaurants, Inc.                                    53,718
     2,250   McDonald's Corp.                                           130,343
     2,331   Starbucks Corp. (b)                                         30,606
     2,128   Yum! Brands, Inc.                                           61,733
                                                                  -------------
                                                                        276,400
                                                                  -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HOUSEHOLD DURABLES--1.3%
     1,144   Black & Decker (The) Corp.                           $      57,909
     1,017   Harman International Industries, Inc.                       18,682
     9,924   Pulte Homes, Inc.                                          110,554
                                                                  -------------
                                                                        187,145
                                                                  -------------
             HOUSEHOLD PRODUCTS--3.5%
     2,847   Clorox (The) Co.                                           173,126
     1,838   Colgate-Palmolive Co.                                      115,353
     2,138   Kimberly-Clark Corp.                                       131,038
     1,494   Procter & Gamble (The) Co.                                  96,423
                                                                  -------------
                                                                        515,940
                                                                  -------------
             INDEPENDENT POWER PRODUCERS &
             ENERGY TRADERS--0.2%
     2,966   AES (The) Corp. (b)                                         23,639
                                                                  -------------

             INSURANCE--1.9%
     1,182   Aflac, Inc.                                                 52,339
     1,545   Aon Corp.                                                   65,354
     5,976   Progressive (The) Corp.                                     85,277
       964   Prudential Financial, Inc.                                  28,920
     1,158   Torchmark Corp.                                             48,370
                                                                  -------------
                                                                        280,260
                                                                  -------------
             INTERNET & CATALOG RETAIL--0.7%
     1,905   Amazon.com, Inc. (b)                                       109,042
                                                                  -------------

             IT SERVICES--3.0%
     2,056   Affiliated Computer Services,
               Inc., Class A (b)                                         84,296
     2,430   Automatic Data Processing, Inc.                             84,929
     3,768   Fiserv, Inc. (b)                                           125,701
       198   MasterCard, Inc., Class A                                   29,268
     1,049   Paychex, Inc.                                               29,938
     5,624   Western Union Co.                                           85,822
                                                                  -------------
                                                                        439,954
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES--2.5%
     3,036   Applied Biosystems, Inc.                                    93,600
     1,006   Millipore Corp. (b)                                         52,201
     4,164   PerkinElmer, Inc.                                           74,702
     2,519   Thermo Fisher Scientific, Inc. (b)                         102,272
     1,190   Waters Corp. (b)                                            52,122
                                                                  -------------
                                                                        374,897
                                                                  -------------
             MACHINERY--1.9%
       579   Caterpillar, Inc.                                           22,100
     1,585   Cummins, Inc.                                               40,972
       997   Danaher Corp.                                               59,062
     2,495   ITT Corp.                                                  111,028


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
     2,014   Pall Corp.                                           $      53,190
                                                                  -------------
                                                                        286,352
                                                                  -------------
             MEDIA--1.4%
     6,817   DIRECTV Group (The), Inc. (b)                              149,224
     1,800   Omnicom Group, Inc.                                         53,172
                                                                  -------------
                                                                        202,396
                                                                  -------------
             METALS & MINING--0.3%
       892   Newmont Mining Corp.                                        23,495
       445   United States Steel Corp.                                   16,412
                                                                  -------------
                                                                         39,907
                                                                  -------------
             MULTILINE RETAIL--3.1%
     7,532   Family Dollar Stores, Inc.                                 202,686
     3,012   Kohl's Corp. (b)                                           105,812
     1,111   Sears Holdings Corp. (b)                                    64,149
     2,118   Target Corp.                                                84,974
                                                                  -------------
                                                                        457,621
                                                                  -------------
             OIL & GAS & CONSUMABLE FUELS--4.1%
       665   Apache Corp.                                                54,749
     1,895   ConocoPhillips                                              98,578
       383   Devon Energy Corp.                                          30,969
     1,340   Exxon Mobil Corp.                                           99,321
     1,624   Murphy Oil Corp.                                            82,239
     1,991   Pioneer Natural Resources Co.                               55,410
     2,272   Southwestern Energy Co. (b)                                 80,929
     1,950   Sunoco, Inc.                                                59,475
     1,143   Valero Energy Corp.                                         23,523
       745   XTO Energy, Inc.                                            26,783
                                                                  -------------
                                                                        611,976
                                                                  -------------
             PERSONAL PRODUCTS--1.6%
     4,290   Avon Products, Inc.                                        106,521
     3,576   Estee Lauder (The) Cos., Inc., Class A                     128,879
                                                                  -------------
                                                                        235,400
                                                                  -------------
             PHARMACEUTICALS--4.5%
     2,411   Abbott Laboratories                                        132,967
     1,346   Allergan, Inc.                                              53,396
     2,732   Barr Pharmaceuticals, Inc. (b)                             175,558
     2,000   Johnson & Johnson                                          122,680
    12,144   Mylan, Inc. (b)                                            104,074
     5,629   Schering-Plough Corp.                                       81,564
                                                                  -------------
                                                                        670,239
                                                                  -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             PROFESSIONAL SERVICES--1.4%
     4,027   Equifax, Inc.                                        $     105,024
     5,604   Robert Half International, Inc.                            105,748
                                                                  -------------
                                                                        210,772
                                                                  -------------
             REAL ESTATE INVESTMENT TRUSTS--0.5%
     2,088   Plum Creek Timber Co., Inc.                                 77,841
                                                                  -------------
             ROAD & RAIL--0.7%
     1,128   Burlington Northern Santa Fe Corp.                         100,460
                                                                  -------------

             SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT--0.9%
     6,603   Advanced Micro Devices, Inc. (b)                            23,111
     3,355   Altera Corp.                                                58,209
     1,131   Linear Technology Corp.                                     25,651
     1,481   Xilinx, Inc.                                                27,280
                                                                  -------------
                                                                        134,251
                                                                  -------------
             SOFTWARE--4.5%
     3,516   Adobe Systems, Inc. (b)                                     93,666
     2,066   Autodesk, Inc. (b)                                          44,026
     1,211   BMC Software, Inc. (b)                                      31,268
    14,309   Compuware Corp. (b)                                         91,291
     5,647   Intuit, Inc. (b)                                           141,515
     2,599   Microsoft Corp.                                             58,036
     5,121   Oracle Corp. (b)                                            93,663
       719   Salesforce.com Inc. (b)                                     22,260
     7,081   Symantec Corp. (b)                                          89,079
                                                                  -------------
                                                                        664,804
                                                                  -------------
             SPECIALTY RETAIL--7.2%
     1,126   AutoZone, Inc. (b)                                         143,328
     4,414   Bed Bath & Beyond, Inc. (b)                                113,749
     2,774   Best Buy Co., Inc.                                          74,371
     1,016   GameStop Corp., Class A (b)                                 27,828
     4,019   Home Depot (The), Inc.                                      94,808
     5,856   Lowe's Cos., Inc.                                          127,075
     8,027   RadioShack Corp.                                           101,622
     3,119   Sherwin-Williams (The) Co.                                 177,501
     6,164   Staples,  Inc.                                             119,767
     3,409   TJX (The) Cos., Inc.                                        91,225
                                                                  -------------
                                                                      1,071,274
                                                                  -------------
             TEXTILES APPAREL & LUXURY GOODS--1.9%
     2,666   NIKE, Inc., Class B                                        153,642
     2,678   Polo Ralph Lauren Corp.                                    126,321
                                                                  -------------
                                                                        279,963
                                                                  -------------
             THRIFTS & MORTGAGE FINANCE--1.4%
     9,670   Hudson City Bancorp, Inc.                                  181,893


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             THRIFTS & MORTGAGE FINANCE (CONTINUED)
     4,934   MGIC Investment Corp.                                $      19,144
                                                                  -------------
                                                                        201,037
                                                                  -------------
             TOBACCO--1.2%
       486   Lorillard Inc.                                              32,008
     2,084   UST, Inc.                                                  140,858
                                                                  -------------
                                                                        172,866
                                                                  -------------
             TRADING COMPANIES & DISTRIBUTORS--2.1%
     3,612   Fastenal Co.                                               145,419
     2,052   W.W. Grainger, Inc.                                        161,226
                                                                  -------------
                                                                        306,645
                                                                  -------------
             TOTAL COMMON STOCKS--100.0%
             (Cost $17,350,410)                                      14,829,698

             MONEY MARKET FUND--0.2%
    25,994   Morgan Stanley Institutional
             Treasury Money Market Fund--0.52% (c)
             (Cost $25,994)                                              25,994
                                                                  -------------

             TOTAL INVESTMENTS--100.2%
             (Cost $17,376,404) (d)                                  14,855,692
             NET OTHER ASSETS AND LIABILITIES--(0.2%)                   (33,942)
                                                                  -------------
             NET ASSETS--100.0%                                   $  14,821,750
                                                                  =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)     Non-income producing security.

(c)     Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $277,135 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,797,847.


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A -
Portfolio Valuation in the Notes to Quarterly Portfolio of
Investments).


                                                                  INVESTMENTS
VALUATION INPUTS                                                  IN SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $         14,829,698
Level 2  - Other Significant Observable Inputs                           25,994
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $         14,855,692
                                                           ====================







         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                         VALUE
----------   -------------------------------------------------   -------------

             COMMON STOCKS--99.9%
             AEROSPACE & DEFENSE--2.2%
         64  Applied Signal Technology, Inc.                     $       1,147
        856  BE Aerospace, Inc. (b)                                     11,017
         67  Boeing Co.                                                  3,502
         91  Cubic Corp.                                                 2,025
        113  Esterline Technologies Corp. (b)                            4,074
        166  GenCorp, Inc. (b)                                             813
        369  Goodrich Corp.                                             13,490
         92  Honeywell International, Inc.                               2,801
        254  Northrop Grumman Corp.                                     11,910
        195  Precision Castparts Corp.                                  12,638
        143  Raytheon Co.                                                7,309
        124  Triumph Group, Inc.                                         5,439
                                                                 -------------
                                                                        76,165
                                                                 -------------
             AIR FREIGHT & LOGISTICS--0.2%
         97  FedEx Corp.                                                 6,341
                                                                 -------------
             AIRLINES--0.9%
        664  Alaska Air Group, Inc. (b)                                 16,400
        532  JetBlue Airways Corp. (b)                                   2,953
        356  Skywest, Inc.                                               5,486
        529  Southwest Airlines Co.                                      6,232
                                                                 -------------
                                                                        31,071
                                                                 -------------
             AUTO COMPONENTS--0.9%
        605  ArvinMeritor, Inc.                                          3,582
        331  BorgWarner, Inc.                                            7,437
        379  Gentex Corp.                                                3,635
      1,290  Lear Corp. (b)                                              2,593
      1,788  Spartan Motors, Inc.                                        8,206
        914  Standard Motor Products, Inc.                               3,848
        175  Superior Industries International, Inc.                     2,503
                                                                 -------------
                                                                        31,804
                                                                 -------------
             AUTOMOBILES--0.2%
        572  Monaco Coach Corp.                                          1,258
        318  Thor Industries, Inc.                                       5,693
        259  Winnebago Industries, Inc.                                  1,538
                                                                 -------------
                                                                         8,489
                                                                 -------------
             BEVERAGES--0.5%
        164  Molson Coors Brewing Co., Class B                           6,127
        523  PepsiAmericas, Inc.                                         9,900
                                                                 -------------
                                                                        16,027
                                                                 -------------
             BUILDING PRODUCTS--0.5%
        378  Apogee Enterprises, Inc.                                    3,727
        239  Gibraltar Industries, Inc.                                  3,167
        371  Griffon Corp. (b)                                           3,131


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                         VALUE
----------   -------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             BUILDING PRODUCTS (CONTINUED)
        67   Lennox International, Inc.                          $       1,998
       179   NCI Building Systems, Inc. (b)                              3,331
        32   Universal Forest Products, Inc.                               757
                                                                 -------------
                                                                        16,111
                                                                 -------------
             CAPITAL MARKETS--0.9%
       100   Ameriprise Financial, Inc.                                  2,160
       463   Apollo Investment Corp.                                     6,102
       118   Bank of New York Mellon (The) Corp.                         3,847
       120   Goldman Sachs Group (The), Inc.                            11,100
       366   Invesco Ltd.                                                5,457
        73   Investment Technology Group, Inc. (b)                       1,490
        26   Piper Jaffray Cos., Inc. (b)                                1,026
       106   Waddell & Reed Financial, Inc., Class A                     1,539
                                                                 -------------
                                                                        32,721
                                                                 -------------
             CHEMICALS--3.9%
       113   A. Schulman, Inc.                                           2,024
        56   Air Products and Chemicals, Inc.                            3,255
       256   Albemarle Corp.                                             6,234
        63   Arch Chemicals, Inc.                                        1,787
       656   Ashland, Inc.                                              14,819
       248   Cabot Corp.                                                 6,560
       348   Cytec Industries, Inc.                                      9,855
       483   Dow Chemical (The) Co.                                     12,882
       286   E.I. du Pont de Nemours and Co.                             9,152
       209   Eastman Chemical Co.                                        8,442
       105   FMC Corp.                                                   4,572
       214   H.B. Fuller Co.                                             3,781
       251   Lubrizol (The) Corp.                                        9,433
       407   Olin Corp.                                                  7,391
       253   OM Group, Inc. (b)                                          5,399
     1,683   Omnova Solutions, Inc. (b)                                  2,070
       252   Penford Corp.                                               3,243
       692   PolyOne Corp. (b)                                           3,287
       197   PPG Industries, Inc.                                        9,767
        53   Praxair, Inc.                                               3,453
        78   Quaker Chemical Corp.                                       1,492
       193   Sensient Technologies Corp.                                 4,869
        20   Stepan Co.                                                    717
       243   Valspar (The) Corp.                                         4,969
                                                                 -------------
                                                                       139,453
                                                                 -------------
             COMMERCIAL BANKS--2.6%
       272   Associated Banc-Corp.                                       6,000
       102   BB&T Corp.                                                  3,657
       126   Cascade Bancorp                                             1,202
        48   City National Corp.                                         2,569
       689   Colonial BancGroup (The), Inc.                              2,797
       126   Columbia Banking System, Inc.                               2,006
       117   Comerica, Inc.                                              3,228
        44   Community Bank System, Inc.                                 1,098


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                         VALUE
----------   -------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             COMMERCIAL BANKS (CONTINUED)
       163   East West Bancorp, Inc.                             $       2,828
       202   First Bancorp                                               2,064
       125   FirstMerit Corp.                                            2,915
       166   Frontier Financial Corp.                                    1,106
       961   Huntington Bancshares, Inc.                                 9,081
       361   Independent Bank Corp.                                      1,325
       153   National Penn Bancshares, Inc.                              2,592
       115   Provident Bankshares Corp.                                  1,227
     1,599   Regions Financial Corp.                                    17,733
       107   Sterling Bancshares, Inc.                                     852
       231   Sterling Financial Corp.                                    1,961
        85   SunTrust Banks, Inc.                                        3,412
        57   Susquehanna Bancshares, Inc.                                  883
       254   Synovus Financial Corp.                                     2,624
       146   TCF Financial Corp.                                         2,590
       152   Umpqua Holdings Corp.                                       2,587
       168   United Community Banks, Inc.                                2,204
       104   Webster Financial Corp.                                     1,928
        92   Whitney Holding Corp.                                       1,748
        76   Wintrust Financial Corp.                                    1,946
       198   Zions Bancorporation                                        7,546
                                                                 -------------
                                                                        93,709
                                                                 -------------
             COMMERCIAL SERVICES & SUPPLIES--2.4%
     1,382   Allied Waste Industries, Inc. (b)                          14,400
       188   ATC Technology Corp. (b)                                    4,123
       173   Avery Dennison Corp.                                        6,058
       193   Bowne & Co., Inc.                                           1,503
       401   Cintas Corp.                                                9,504
       187   Consolidated Graphics, Inc. (b)                             2,433
       549   Deluxe Corp.                                                6,676
       135   G&K Services, Inc., Class A                                 3,050
       323   Herman Miller, Inc.                                         7,106
       312   HNI Corp.                                                   5,716
       295   Interface, Inc., Class A                                    2,080
       115   Mobile Mini, Inc. (b)                                       1,932
       469   R.R. Donnelley & Sons Co.                                   7,771
        70   United Stationers, Inc. (b)                                 2,617
       155   Viad Corp.                                                  3,387
       244   Waste Management, Inc.                                      7,620
                                                                 -------------
                                                                        85,977
                                                                 -------------
             COMMUNICATIONS EQUIPMENT--2.0%
       311   ADC Telecommunications, Inc. (b)                            1,972
       278   ADTRAN, Inc.                                                4,226
       578   Arris Group, Inc. (b)                                       3,994
       118   Bel Fuse, Inc., Class B                                     2,561
       129   Black Box Corp.                                             3,923
        79   Blue Coat Systems, Inc. (b)                                 1,067
     1,903   Ciena Corp. (b)                                            18,287
     1,227   Corning, Inc.                                              13,287
       328   Digi International, Inc. (b)                                3,359


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             COMMUNICATIONS EQUIPMENT (CONTINUED)
       396   Harmonic, Inc.(b)                                    $       2,816
       182   Juniper Networks, Inc. (b)                                   3,411
       359   PC-Tel, Inc.                                                 2,107
     1,890   Tellabs, Inc. (b)                                            8,014
                                                                  -------------
                                                                         69,023
                                                                  -------------
             COMPUTERS & PERIPHERALS--1.0%
       963   EMC Corp. (b)                                               11,344
       491   Hutchinson Technology, Inc. (b)                              3,358
       119   NCR Corp. (b)                                                2,175
       938   Novatel Wireless, Inc. (b)                                   4,887
     2,524   Sun Microsystems, Inc. (b)                                  11,611
       197   Teradata Corp. (b)                                           3,032
                                                                  -------------
                                                                         36,407
                                                                  -------------
             CONSTRUCTION & ENGINEERING--1.0%
       832   Dycom Industries, Inc. (b)                                   7,388
       127   EMCOR Group, Inc. (b)                                        2,257
       220   Granite Construction, Inc.                                   7,847
       149   Insituform Technologies, Inc., Class A (b)                   2,001
       710   KBR, Inc.                                                   10,537
       215   URS Corp. (b)                                                6,319
                                                                  -------------
                                                                         36,349
                                                                  -------------
             CONSTRUCTION MATERIALS--0.1%
       109   Texas Industries, Inc.                                       3,448
                                                                  -------------
             CONSUMER FINANCE--0.6%
       260   AmeriCredit Corp. (b)                                        1,524
       226   Capital One Financial Corp.                                  8,840
       124   Cash America International, Inc.                             4,386
       555   Discover Financial Services                                  6,799
                                                                  -------------
                                                                         21,549
                                                                  -------------
             CONTAINERS & PACKAGING--1.1%
       439   Bemis Co., Inc.                                             10,905
       354   Myers Industries, Inc.                                       3,742
       234   Packaging Corp. of America                                   3,938
        28   Rock-Tenn Co., Class A                                         851
       523   Sealed Air Corp.                                             8,849
       266   Sonoco Products Co.                                          6,698
       887   Temple-Inland, Inc.                                          5,260
                                                                  -------------
                                                                         40,243
                                                                  -------------
             DISTRIBUTORS--0.2%
       119   Audiovox Corp., Class A (b)                                    701
       191   Genuine Parts Co.                                            7,516
                                                                  -------------
                                                                          8,217
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             DIVERSIFIED CONSUMER SERVICES--0.5%
       104   CPI Corp.                                            $         759
       111   Hillenbrand, Inc.                                            2,109
       394   Regis Corp.                                                  4,874
     1,296   Service Corp. International                                  8,942
                                                                  -------------
                                                                         16,684
                                                                  -------------
             DIVERSIFIED FINANCIAL SERVICES--0.5%
     2,757   CIT Group, Inc.                                             11,414
        49   Financial Federal Corp.                                      1,134
        82   JPMorgan Chase & Co.                                         3,383
                                                                  -------------
                                                                         15,931
                                                                  -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
       687   AT&T, Inc.                                                  18,390
       523   CenturyTel, Inc.                                            13,133
       852   Cincinnati Bell, Inc. (b)                                    2,036
       189   Embarq Corp.                                                 5,670
       334   Frontier Communications Corp.                                2,542
     3,564   Qwest Communications International, Inc.                    10,193
       359   Verizon Communications, Inc.                                10,652
     1,052   Windstream Corp.                                             7,901
                                                                  -------------
                                                                         70,517
                                                                  -------------
             ELECTRIC UTILITIES--5.1%
       209   Allegheny Energy, Inc.                                       6,301
        25   ALLETE, Inc.                                                   875
       414   American Electric Power Co., Inc.                           13,509
       190   Central Vermont Public Service Corp.                         3,783
       177   Cleco Corp.                                                  4,073
       218   DPL, Inc.                                                    4,973
       881   Duke Energy Corp.                                           14,431
       385   Edison International                                        13,702
       213   El Paso Electric Co. (b)                                     3,945
        43   Entergy Corp.                                                3,356
       115   FirstEnergy Corp.                                            5,998
        76   FPL Group, Inc.                                              3,590
       488   Great Plains Energy, Inc.                                    9,487
        90   Hawaiian Electric Industries, Inc.                           2,396
       271   IDACORP, Inc.                                                7,225
       308   Northeast Utilities                                          6,948
       670   Pepco Holdings, Inc.                                        13,836
       558   Pinnacle West Capital Corp.                                 17,660
       104   PPL Corp.                                                    3,413
       267   Progress Energy, Inc.                                       10,512
     1,414   Sierra Pacific Resources                                    11,722
       102   Southern Co.                                                 3,503
        65   UIL Holdings Corp.                                           2,145
       115   Unisource Energy Corp.                                       3,172
       470   Westar Energy, Inc.                                          9,160
                                                                  -------------
                                                                        179,715
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT--1.5%
       114   A.O. Smith Corp.                                     $       3,597
        80   Acuity Brands,Inc.                                           2,797
       116   Baldor Electric Co.                                          2,037
       179   Belden, Inc.                                                 3,730
        95   Brady Corp., Class A                                         2,945
       288   Cooper Industries Ltd., Class A                              8,914
       188   Emerson Electric Co.                                         6,153
       309   Hubbell, Inc., Class B                                      11,084
       105   Regal-Beloit Corp.                                           3,419
       347   Thomas & Betts Corp. (b)                                     8,241
                                                                  -------------
                                                                         52,917
                                                                  -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS--3.4%
       111   Agilysys, Inc.                                                 446
        75   Anixter International, Inc. (b)                              2,521
       517   Arrow Electronics, Inc. (b)                                  9,022
       550   Avnet, Inc. (b)                                              9,207
       404   Benchmark Electronics, Inc. (b)                              4,844
       237   Checkpoint Systems, Inc. (b)                                 2,989
        55   Cognex Corp.                                                   881
       349   CTS Corp.                                                    2,440
       157   Electro Scientific Industries, Inc. (b)                      1,314
       366   Gerber Scientific, Inc. (b)                                  1,749
       674   Ingram Micro, Inc., Class A (b)                              8,984
     1,609   Jabil Circuit, Inc.                                         13,531
       113   Littelfuse, Inc. (b)                                         2,109
       636   Methode Electronics, Inc.                                    4,827
       684   Molex, Inc.                                                  9,856
       527   Newport Corp. (b)                                            3,789
       138   Park Electrochemical Corp.                                   2,984
       275   Plexus Corp. (b)                                             5,132
        91   Rogers Corp. (b)                                             2,739
       200   SYNNEX Corp. (b)                                             3,086
       363   Tech Data Corp. (b)                                          7,786
       384   Technitrol, Inc.                                             2,216
       573   TTM Technologies, Inc. (b)                                   4,103
       694   Tyco Electronics Ltd.                                       13,491
                                                                  -------------
                                                                        120,046
                                                                  -------------
             ENERGY EQUIPMENT & SERVICES--3.9%
        92   Atwood Oceanics, Inc. (b)                                    2,528
       168   Bristow Group, Inc. (b)                                      4,161
       333   ENSCO International, Inc.                                   12,657
       339   Exterran Holdings, Inc. (b)                                  7,597
       130   Gulf Island Fabrication, Inc.                                2,562
       251   Helmerich & Payne, Inc.                                      8,612
       157   ION Geophysical Corp. (b)                                    1,030
       770   Nabors Industries Ltd. (b)                                  11,073
        28   NATCO Group, Inc., Class A (b)                                 592
       229   National Oilwell Varco, Inc. (b)                             6,845
       437   Noble Corp.                                                 14,076
       676   Patterson-UTI Energy, Inc.                                   8,971
       427   Pioneer Drilling Co. (b)                                     3,305


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES (CONTINUED)
       457   Pride International, Inc. (b)                        $       8,587
       628   Rowan Cos., Inc.                                            11,392
        72   SEACOR Holdings, Inc. (b)                                    4,836
       435   Superior Energy Services, Inc. (b)                           9,274
       245   Tidewater, Inc.                                             10,684
       458   Weatherford International Ltd. (b)                           7,731
                                                                  -------------
                                                                        136,513
                                                                  -------------
             FOOD & STAPLES RETAILING--1.8%
       127   Andersons (The), Inc.                                        3,382
       310   Great Atlantic & Pacific Tea (The) Co., Inc. (b)             2,564
       140   Kroger (The) Co.                                             3,844
        78   Nash Finch Co.                                               3,076
       243   Ruddick Corp.                                                6,960
       809   Safeway, Inc.                                               17,207
        90   Spartan Stores, Inc.                                         2,429
       884   SUPERVALU, Inc.                                             12,588
       248   Walgreen Co.                                                 6,314
       575   Whole Foods Market, Inc.                                     6,164
                                                                  -------------
                                                                         64,528
                                                                  -------------
             FOOD PRODUCTS--1.4%
       876   Archer-Daniels-Midland Co.                                  18,160
       420   Corn Products International, Inc.                           10,214
       301   Darling International, Inc. (b)                              2,270
       107   J.M. Smucker (The) Co.                                       4,768
        70   Lancaster Colony Corp.                                       2,208
       166   Smithfield Foods, Inc. (b)                                   1,746
        38   TreeHouse Foods, Inc. (b)                                    1,150
       964   Tyson Foods, Inc., Class A                                   8,425
                                                                  -------------
                                                                         48,941
                                                                  -------------
             GAS UTILITIES--1.4%
       173   AGL Resources, Inc.                                          5,259
       168   Atmos Energy Corp.                                           4,077
       174   Energen Corp.                                                5,841
        23   Laclede Group (The), Inc.                                    1,203
       128   National Fuel Gas Co.                                        4,632
       173   Nicor, Inc.                                                  7,995
        21   Northwest Natural Gas Co.                                    1,068
       157   ONEOK, Inc.                                                  5,008
        35   Piedmont Natural Gas Co., Inc.                               1,152
       148   Southwest Gas Corp.                                          3,866
       130   UGI Corp.                                                    3,103
       243   WGL Holdings, Inc.                                           7,823
                                                                  -------------
                                                                         51,028
                                                                  -------------
             HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
        45   Analogic Corp.                                               1,987
       161   ArthroCare Corp. (b)                                         3,346
        22   Datascope Corp.                                              1,104


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
        87   Hill-Rom Holdings, Inc.                              $       1,980
        92   Invacare Corp.                                               1,673
        47   Mentor Corp.                                                   794
     1,334   Osteotech, Inc. (b)                                          4,256
     1,431   Theragenics Corp. (b)                                        2,790
                                                                  -------------
                                                                         17,930
                                                                  -------------
             HEALTH CARE PROVIDERS & SERVICES--2.0%
       213   Aetna, Inc.                                                  5,297
       102   AmerisourceBergen Corp.                                      3,190
        78   Cardinal Health, Inc.                                        2,980
        54   Chemed Corp.                                                 2,365
       113   CIGNA Corp.                                                  1,842
       137   Cross Country Healthcare, Inc. (b)                           1,551
        41   Gentiva Health Services, Inc. (b)                            1,113
     1,302   Health Management Associates, Inc., Class A (b)              2,734
       373   Humana, Inc. (b)                                            11,037
       286   Kindred Healthcare, Inc. (b)                                 4,144
       249   MedCath Corp. (b)                                            3,840
        91   Omnicare, Inc.                                               2,509
       185   RehabCare Group, Inc. (b)                                    3,169
       123   Res-Care, Inc. (b)                                           1,895
       301   WellCare Health Plans, Inc. (b)                              7,275
       410   WellPoint, Inc. (b)                                         15,936
                                                                  -------------
                                                                         70,877
                                                                  -------------
             HEALTH CARE TECHNOLOGY--0.1%
       255   Omnicell, Inc. (b)                                           2,800
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE--2.5%
       397   Bob Evans Farms, Inc.                                        8,289
     1,447   Boyd Gaming Corp.                                            9,840
       260   California Pizza Kitchen, Inc. (b)                           2,540
       434   Carnival Corp.                                              11,023
        85   CBRL Group, Inc.                                             1,693
       211   CKE Restaurants, Inc.                                        1,791
        66   DineEquity, Inc.                                             1,190
        68   International Speedway Corp., Class A                        2,135
       159   Jack in the Box, Inc. (b)                                    3,196
       287   Landry's Restaurants, Inc.                                   3,602
       173   Life Time Fitness, Inc. (b)                                  3,294
       139   Marcus (The) Corp.                                           1,950
     1,313   Multimedia Games, Inc. (b)                                   3,965
       510   O'Charley's, Inc.                                            3,825
       148   Pinnacle Entertainment, Inc. (b)                               829
       167   Red Robin Gourmet Burgers, Inc. (b)                          2,537
       982   Ruby Tuesday, Inc. (b)                                       2,367
     1,447   Ruth's Hospitality Group, Inc. (b)                           3,314
       273   Starwood Hotels & Resorts Worldwide, Inc.                    6,153
       257   Steak n Shake (The) Co. (b)                                  1,324
       373   Texas Roadhouse, Inc., Class A (b)                           2,618


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE (CONTINUED)
     1,221   Wyndham Worldwide Corp.                              $      10,000
                                                                  -------------
                                                                         87,475
                                                                  -------------
             HOUSEHOLD DURABLES--2.0%
       886   American Greetings Corp., Class A                           10,349
       131   Bassett Furniture Industries, Inc.                             578
       232   Blyth, Inc.                                                  1,995
       120   Ethan Allen Interiors, Inc.                                  2,147
        67   Fortune Brands, Inc.                                         2,555
       394   Libbey, Inc.                                                 1,442
       201   Mohawk Industries, Inc. (b)                                  9,724
        60   National Presto Industries, Inc.                             3,975
       667   Newell Rubbermaid, Inc.                                      9,171
        73   Snap-on, Inc.                                                2,697
       368   Stanley Works (The)                                         12,049
       196   Tupperware Brands Corp.                                      4,959
        45   Universal Electronics, Inc. (b)                                951
       194   Whirlpool Corp.                                              9,050
                                                                  -------------
                                                                         71,642
                                                                  -------------
             INDUSTRIAL CONGLOMERATES--1.3%
       112   3M Co.                                                       7,202
       452   Carlisle Cos., Inc.                                         10,509
       150   General Electric Co.                                         2,927
        80   Standex International Corp.                                  2,065
       524   Textron, Inc.                                                9,275
       188   Tredegar Corp.                                               2,767
       438   Tyco International Ltd.                                     11,072
                                                                  -------------
                                                                         45,817
                                                                  -------------
             INSURANCE--3.4%
        83   Allstate (The) Corp.                                         2,190
       268   American Financial Group, Inc.                               6,092
        70   Assurant, Inc.                                               1,784
       210   Chubb (The) Corp.                                           10,881
       135   Cincinnati Financial Corp.                                   3,509
        80   Delphi Financial Group, Inc., Class A                        1,260
        91   Everest Re Group Ltd.                                        6,798
       184   First American Corp.                                         3,755
     1,337   Genworth Financial, Inc., Class A                            6,471
       173   Hanover Insurance Group, Inc.                                6,790
       374   Hartford Financial Services Group (The), Inc.                3,860
       421   Horace Mann Educators Corp.                                  3,351
       179   Lincoln National Corp.                                       3,086
       292   Loews Corp.                                                  9,697
        48   Mercury General Corp.                                        2,466
        69   MetLife, Inc.                                                2,292
       379   National Financial Partners Corp.                            2,524
       141   Presidential Life Corp.                                      1,323
        60   ProAssurance Corp. (b)                                       3,297
       190   Protective Life Corp.                                        1,587


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
       150   Safety Insurance Group, Inc.                         $       5,699
       146   Selective Insurance Group, Inc.                              3,468
       424   Travelers (The) Cos., Inc.                                  18,040
        78   United Fire & Casualty Co.                                   1,807
       217   Unitrin, Inc.                                                4,557
       153   Unum Group                                                   2,410
                                                                  -------------
                                                                        118,994
                                                                  -------------
             INTERNET SOFTWARE & SERVICES--0.1%
       134   Knot (The), Inc. (b)                                           925
       672   Perficient, Inc. (b)                                         3,689
                                                                  -------------
                                                                          4,614
                                                                  -------------
             IT SERVICES--2.0%
       432   Acxiom Corp.                                                 3,396
       171   Broadridge Financial Solutions, Inc.                         2,069
       639   CIBER, Inc. (b)                                              3,451
       477   Computer Sciences Corp. (b)                                 14,386
     1,298   Convergys Corp. (b)                                          9,982
     1,039   Fidelity National Information Services, Inc.                15,678
       307   Gevity HR, Inc.                                              1,047
       355   Lender Processing Services, Inc.                             8,190
       132   NeuStar, Inc., Class A (b)                                   2,600
       536   SAIC, Inc. (b)                                               9,900
       522   Startek, Inc. (b)                                            1,728
                                                                  -------------
                                                                         72,427
                                                                  -------------
             LEISURE EQUIPMENT & PRODUCTS--1.0%
       366   Arctic Cat, Inc.                                             2,774
       349   Brunswick Corp.                                              1,211
       770   Callaway Golf Co.                                            8,054
       249   Eastman Kodak Co.                                            2,286
       221   Hasbro, Inc.                                                 6,424
       228   JAKKS Pacific, Inc. (b)                                      5,100
       638   Mattel, Inc.                                                 9,584
        56   RC2 Corp. (b)                                                  711
                                                                  -------------
                                                                         36,144
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES--0.1%
       363   Cambrex Corp. (b)                                            1,634
        61   Varian, Inc. (b)                                             2,247
                                                                  -------------
                                                                          3,881
                                                                  -------------
             MACHINERY--5.1%
       254   AGCO Corp. (b)                                               8,006
        41   Albany International Corp., Class A                            597
       145   Astec Industries, Inc. (b)                                   3,686
       221   Barnes Group, Inc.                                           3,207
       207   Briggs & Stratton Corp.                                      3,262
       102   Cascade Corp.                                                3,367


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                         VALUE
-----------   -------------------------------------------------   -------------

             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
        78   Deere & Co.                                          $       3,008
       189   Dover Corp.                                                  6,005
       342   Eaton Corp.                                                 15,252
       192   Federal Signal Corp.                                         1,634
       164   Gardner Denver, Inc. (b)                                     4,202
       291   Harsco Corp.                                                 6,888
       175   IDEX Corp.                                                   4,057
       173   Illinois Tool Works, Inc.                                    5,776
       492   Ingersoll-Rand Co. Ltd., Class A                             9,077
        50   Kaydon Corp.                                                 1,671
       400   Kennametal, Inc.                                             8,488
       123   Lincoln Electric Holdings, Inc.                              5,307
       590   Lydall, Inc. (b)                                             3,924
     1,234   Manitowoc (The) Co., Inc.                                   12,143
       247   Mueller Industries, Inc.                                     5,649
       110   Nordson Corp.                                                4,062
     1,029   Oshkosh Truck Corp.                                          7,882
       201   PACCAR, Inc.                                                 5,877
       362   Parker Hannifin Corp.                                       14,034
       313   Pentair, Inc.                                                8,651
        72   Robbins & Myers, Inc.                                        1,469
        70   SPX Corp.                                                    2,712
       478   Timken (The) Co.                                             7,591
       526   Trinity Industries, Inc.                                     8,879
       118   Wabash National Corp.                                          713
       163   Watts Water Technologies, Inc., Class A                      4,308
                                                                  -------------
                                                                        181,384
                                                                  -------------
             MARINE--0.2%
       179   Alexander & Baldwin, Inc.                                    5,710
        88   Kirby Corp. (b)                                              3,020
                                                                  -------------
                                                                          8,730
                                                                  -------------
             MEDIA--3.0%
     1,316   CBS Corp., Class B                                          12,778
                                                                  -------------
       391   Comcast Corp., Class A                                       6,162
     1,306   Harte-Hanks, Inc.                                            9,168
        69   Live Nation, Inc. (b)                                          776
       547   Meredith Corp.                                              10,595
       269   New York Times (The) Co., Class A                            2,690
     1,600   News Corp., Class A                                         17,024
       527   Scholastic Corp.                                             9,786
     1,463   Time Warner, Inc.                                           14,762
       463   Viacom, Inc., Class B (b)                                    9,362
       375   Walt Disney (The) Co.                                        9,713
         7   Washington Post (The) Co., Class B                           2,988
                                                                  -------------
                                                                        105,804
                                                                  -------------
             METALS & MINING--2.2%
       329   A.M. Castle & Co.                                            4,004
       740   AK Steel Holding Corp.                                      10,301
       850   Alcoa, Inc.                                                  9,784


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             METALS & MINING (CONTINUED)
       649   Allegheny Technologies, Inc.                         $      17,223
       528   Carpenter Technology Corp.                                   9,557
       193   Olympic Steel, Inc.                                          4,412
       357   Reliance Steel & Aluminum Co.                                8,939
       291   RTI International Metals, Inc. (b)                           4,595
       725   Worthington Industries, Inc.                                 8,751
                                                                  -------------
                                                                         77,566
                                                                  -------------
             MULTILINE RETAIL--1.6%
       276   Big Lots, Inc. (b)                                           6,743
     1,626   Dillard's, Inc., Class A                                     8,667
        79   Fred's, Inc., Class A                                          968
       575   J. C. Penney Co., Inc.                                      13,754
     1,067   Macy's, Inc.                                                13,113
       266   Nordstrom, Inc.                                              4,812
       853   Saks, Inc. (b)                                               5,118
     1,376   Tuesday Morning Corp. (b)                                    3,082
                                                                  -------------
                                                                         56,257
                                                                  -------------
             MULTI-UTILITIES--5.9%
       420   Alliant Energy Corp.                                        12,340
       393   Ameren Corp.                                                12,753
       154   Avista Corp.                                                 3,058
       254   Black Hills Corp.                                            6,414
       527   CenterPoint Energy, Inc.                                     6,071
        51   CH Energy Group, Inc.                                        2,103
     1,231   CMS Energy Corp.                                            12,618
       357   Consolidated Edison, Inc.                                   15,464
       359   Dominion Resources, Inc.                                    13,025
       383   DTE Energy Co.                                              13,519
       154   Integrys Energy Group, Inc.                                  7,341
       272   MDU Resources Group, Inc.                                    4,953
     1,040   NiSource, Inc.                                              13,478
       162   NSTAR                                                        5,354
       256   OGE Energy Corp.                                             6,989
       410   PG&E Corp.                                                  15,034
       257   PNM Resources, Inc.                                          2,506
       296   Puget Energy, Inc.                                           6,935
       203   SCANA Corp.                                                  6,681
       228   Sempra Energy                                                9,711
       976   TECO Energy, Inc.                                           11,263
       195   Vectren Corp.                                                4,914
       121   Wisconsin Energy Corp.                                       5,264
       576   Xcel Energy, Inc.                                           10,034
                                                                  -------------
                                                                        207,822
                                                                  -------------
             OFFICE ELECTRONICS--0.3%
       666   Xerox Corp.                                                  5,341
       195   Zebra Technologies Corp., Class A (b)                        3,947
                                                                  -------------
                                                                          9,288
                                                                  -------------


          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   --------------------------------------------------   -------------

              COMMON STOCKS (CONTINUED)
              OIL, GAS & CONSUMABLE FUELS--4.4%
       237    Anadarko Petroleum Corp.                            $       8,366
       165    Arch Coal, Inc.                                             3,533
       246    Bill Barrett Corp. (b)                                      5,018
       233    Chevron Corp.                                              17,382
       902    El Paso Corp.                                               8,749
        53    Forest Oil Corp. (b)                                        1,548
       187    Hess Corp.                                                 11,259
       481    Marathon Oil Corp.                                         13,997
       207    Noble Energy, Inc.                                         10,727
       272    Occidental Petroleum Corp.                                 15,107
       232    Overseas Shipholding Group, Inc.                            8,719
       291    PetroQuest Energy, Inc. (b)                                 2,895
       385    Plains Exploration & Production Co. (b)                    10,857
       216    Southern Union Co.                                          3,720
       322    Spectra Energy Corp.                                        6,224
       134    Stone Energy Corp. (b)                                      4,066
       147    Swift Energy Co. (b)                                        4,716
       698    Tesoro Corp.                                                6,750
       487    Williams (The) Cos., Inc.                                  10,212
       145    World Fuel Services Corp.                                   3,107
                                                                  -------------
                                                                        156,952
                                                                  -------------
              PAPER & FOREST PRODUCTS--0.9%
       694    Buckeye Technologies, Inc. (b)                              4,088
       586    International Paper Co.                                    10,091
       823    MeadWestvaco Corp.                                         11,546
       226    Neenah Paper, Inc.                                          2,041
       176    Schweitzer-Mauduit International, Inc.                      2,943
                                                                  -------------
                                                                         30,709
                                                                  -------------
              PHARMACEUTICALS--1.7%
       174    Eli Lilly & Co.                                             5,885
     1,602    King Pharmaceuticals, Inc. (b)                             14,082
       122    Merck & Co., Inc.                                           3,776
       624    Pfizer, Inc.                                               11,051
       539    Watson Pharmaceuticals, Inc. (b)                           14,105
       312    Wyeth                                                      10,040
                                                                  -------------
                                                                         58,939
                                                                  -------------
             PROFESSIONAL SERVICES--1.6%
        82   Administaff, Inc.                                            1,639
       150   CDI Corp.                                                    1,950
       148   Heidrick & Struggles International, Inc.                     3,571
       569   Kelly Services, Inc., Class A                                8,102
       314   Manpower, Inc.                                               9,775
       515   Monster Worldwide, Inc. (b)                                  7,334
     1,344   MPS Group, Inc. (b)                                         10,470
       283   On Assignment, Inc. (b)                                      1,840
       107   School Specialty, Inc. (b)                                   2,247
     1,167   Spherion Corp. (b)                                           3,711
       633   Volt Information Sciences, Inc. (b)                          4,843


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES  DESCRIPTION                                           VALUE
----------  -------------------------------------------------     -------------

            COMMON STOCKS (CONTINUED)
            PROFESSIONAL SERVICES (CONTINUED)
        67  Watson Wyatt Worldwide, Inc., Class A                 $       2,845
                                                                  -------------
                                                                         58,327
                                                                  -------------
            REAL ESTATE INVESTMENT TRUSTS--1.0%
       368  DiamondRock Hospitality Co.                                   1,906
        41  Entertainment Properties Trust                                1,535
       128  Equity One, Inc.                                              2,236
       385  Hospitality Properties Trust                                  3,908
       577  Host Hotels & Resorts, Inc.                                   5,966
        48  LaSalle Hotel Properties                                        676
        38  LTC Properties, Inc.                                            918
        98  Medical Properties Trust, Inc.                                  723
        47  National Retail Properties, Inc.                                838
        93  ProLogis                                                      1,302
       155  Public Storage                                               12,634
        56  Rayonier, Inc.                                                1,852
        47  Senior Housing Properties Trust                                 901
                                                                  -------------
                                                                         35,395
                                                                  -------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
        76  Forestar Real Estate Group, Inc. (b)                            665

                                                                  -------------
            ROAD & RAIL--1.2%
       169  Arkansas Best Corp.                                           4,933
     1,888  Avis Budget Group, Inc. (b)                                   3,096
       123  Con-way, Inc.                                                 4,187
        70  CSX Corp.                                                     3,200
        58  Norfolk Southern Corp.                                        3,477
       118  Old Dominion Freight Line, Inc. (b)                           3,580
       248  Ryder System, Inc.                                            9,825
        54  Union Pacific Corp.                                           3,606
       364  Werner Enterprises, Inc.                                      7,142
                                                                  -------------
                                                                         43,046
                                                                  -------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.5%
        82  Advanced Energy Industries, Inc. (b)                            875
       291  Analog Devices, Inc.                                          6,216
       254  Applied Materials, Inc.                                       3,279
       776  Atmel Corp. (b)                                               3,220
       316  ATMI, Inc. (b)                                                3,843
       104  Cabot Microelectronics Corp. (b)                              2,988
       224  Cymer, Inc. (b)                                               5,481
     1,089  Cypress Semiconductor Corp. (b)                               5,456
     1,523  Fairchild Semiconductor International, Inc. (b)               8,651
        47  FEI Co. (b)                                                     987
     1,393  Integrated Device Technology, Inc. (b)                        8,859
       615  Intel Corp.                                                   9,840
       653  Intersil Corp., Class A                                       8,940
       242  KLA-Tencor Corp.                                              5,627
       990  Kulicke & Soffa Industries, Inc. (b)                          2,911
       344  Lam Research Corp. (b)                                        7,692
       246  Micrel, Inc.                                                  1,808


           See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES  DESCRIPTION                                           VALUE
----------  ----------------------------------------------------  -------------

            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
     3,790  Micron Technology, Inc. (b)                           $      17,850
       224  MKS Instruments, Inc. (b)                                     4,155
       391  Novellus Systems, Inc. (b)                                    6,178
       425  Pericom Semiconductor Corp. (b)                               3,315
       901  RF Micro Devices, Inc. (b)                                    1,793
       133  Rudolph Technologies, Inc. (b)                                  446
       388  Semtech Corp. (b)                                             4,703
       401  Skyworks Solutions, Inc. (b)                                  2,859
       179  Standard Microsystems Corp. (b)                               3,224
        40  Supertex, Inc. (b)                                              965
     1,474  Teradyne, Inc. (b)                                            7,517
       714  Texas Instruments, Inc.                                      13,965
       466  TriQuint Semiconductor, Inc. (b)                              2,088
        89  Varian Semiconductor Equipment Associates, Inc. (b)           1,746
                                                                  -------------
                                                                        157,477
                                                                  -------------
            SOFTWARE--0.9%
     2,003  Cadence Design Systems, Inc. (b)                              8,152
       266  Jack Henry & Associates, Inc.                                 5,057
       220  JDA Software Group, Inc. (b)                                  3,142
       100  Manhattan Associates, Inc. (b)                                1,681
        86  Progress Software Corp. (b)                                   1,973
       257  Radiant Systems, Inc. (b)                                     1,354
       396  Synopsys, Inc. (b)                                            7,239
       272  Take-Two Interactive Software, Inc. (b)                       3,226
                                                                  -------------
                                                                         31,824
                                                                  -------------
            SPECIALTY RETAIL--4.2%
       656  AnnTaylor Stores Corp. (b)                                    8,246
     1,707  AutoNation, Inc. (b)                                         11,727
       415  Barnes & Noble, Inc.                                          7,835
       325  Big 5 Sporting Goods Corp.                                    2,041
     1,652  Borders Group, Inc.                                           5,600
       273  Brown Shoe Co., Inc.                                          2,877
       471  Cabela's, Inc. (b)                                            3,744
       188  CarMax, Inc. (b)                                              1,997
       191  Cato (The) Corp., Class A                                     2,964
       555  Charlotte Russe Holding, Inc. (b)                             4,690
       144  Collective Brands, Inc. (b)                                   1,842
       277  Dick's Sporting Goods, Inc. (b)                               4,244
       335  Foot Locker, Inc.                                             4,898
       647  Gap (The), Inc.                                               8,372
       170  Genesco, Inc. (b)                                             4,218
       262  Group 1 Automotive, Inc.                                      2,633
       195  Haverty Furniture Cos., Inc.                                  1,919
       860  Hot Topic, Inc. (b)                                           5,573
        92  J. Crew Group, Inc. (b)                                       1,863
       213  Jo-Ann Stores, Inc. (b)                                       4,081
       886  Limited Brands, Inc.                                         10,614
       268  Men's Wearhouse (The), Inc.                                   4,098
        81  Midas, Inc. (b)                                               1,055
     3,297  Office Depot, Inc. (b)                                       11,869
       542  Pep Boys-Manny, Moe & Jack (The)                              2,612


            See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES  DESCRIPTION                                           VALUE
----------  -------------------------------------------------     -------------

             COMMON STOCKS (CONTINUED)
             SPECIALTY RETAIL (CONTINUED)
       486   Rent-A-Center, Inc.(b)                               $       7,096
       672   Sonic Automotive, Inc., Class A                              3,447
       285   Stein Mart, Inc.                                               613
       324   Tiffany & Co.                                                8,894
       581   Tween Brands, Inc. (b)                                       4,950
        45   Zale Corp. (b)                                                 768
                                                                  -------------
                                                                        147,380
                                                                  -------------
             TEXTILES, APPAREL & LUXURY GOODS--1.2%
       121   Hanesbrands, Inc. (b)                                        2,114
       256   Iconix Brand Group, Inc. (b)                                 2,788
       622   Jones Apparel Group, Inc.                                    6,910
       154   Maidenform Brands, Inc. (b)                                  1,691
       254   Movado Group, Inc.                                           3,863
       173   Oxford Industries, Inc.                                      2,330
       381   Perry Ellis International, Inc. (b)                          3,730
       208   Phillips-Van Heusen Corp.                                    5,098
       338   Skechers U.S.A., Inc., Class A (b)                           4,590
       104   UniFirst Corp.                                               3,394
        99   VF Corp.                                                     5,455
        84   Wolverine World Wide, Inc.                                   1,974
                                                                  -------------
                                                                         43,937
                                                                  -------------
             THRIFTS & MORTGAGE FINANCE--0.3%
       607   Anchor BanCorp Wisconsin, Inc.                               3,459
     1,102   Corus Bankshares, Inc.                                       2,424
       167   First Niagara Financial Group, Inc.                          2,634
       375   Flagstar Bancorp, Inc.                                         713
       143   Washington Federal, Inc.                                     2,520
                                                                  -------------
                                                                         11,750
                                                                  -------------
             TOBACCO--1.1%
       588   Alliance One International, Inc. (b)                         1,964
       580   Altria Group, Inc.                                          11,130
        80   Philip Morris International, Inc.                            3,478
       316   Reynolds American, Inc.                                     15,471
       161   Universal Corp.                                              6,374
                                                                  -------------
                                                                         38,417
                                                                  -------------
             TRADING COMPANIES & DISTRIBUTORS--0.6%
       124   Applied Industrial Technologies, Inc.                        2,504
       274   GATX Corp.                                                   7,822
        39   Kaman Corp.                                                    996
       711   United Rentals, Inc. (b)                                     7,288
        22   Watsco, Inc.                                                   904
                                                                  -------------
                                                                         19,514
                                                                  -------------
             WATER UTILITIES--0.0%
        29   American States Water Co.                                      992
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)(CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES  DESCRIPTION                                           VALUE
----------  -------------------------------------------------     -------------

            COMMON STOCKS (CONTINUED)
            WIRELESS TELECOMMUNICATION SERVICES--0.3%
       379  Telephone and Data Systems, Inc.                      $      10,176
                                                                  -------------

            TOTAL COMMON STOCKS--99.9%
            (Cost $4,980,854)                                         3,534,876


            MONEY MARKET FUND--0.7%
    26,201  Morgan Stanley Institutional
            Treasury Money Market Fund--0.52% (c)
            (Cost $26,201)                                               26,201
                                                                  -------------


            TOTAL INVESTMENTS--100.6%
            (Cost $5,007,055) (d)                                     3,561,077
            NET OTHER ASSETS AND LIABILITIES--(0.6%)                    (23,362)
                                                                  -------------
            NET ASSETS--100.0%                                    $   3,537,715
                                                                  =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)     Non-income producing security.

(c)     Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $59,843 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,505,821.


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A -
Portfolio Valuation in the Notes to Quarterly Portfolio of
Investments).


                                                                  INVESTMENTS
VALUATION INPUTS                                                  IN SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $          3,534,876
Level 2  - Other Significant Observable Inputs                           26,201
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          3,561,077
                                                           ====================


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS--100.0%
             AEROSPACE & DEFENSE--2.0%
       328   AAR Corp. (b)                                        $       5,245
       117   Alliant Techsystems, Inc. (b)                                9,657
        74   Ceradyne, Inc. (b)                                           1,739
       180   Curtiss-Wright Corp.                                         6,642
       185   General Dynamics Corp.                                      11,159
       277   L-3 Communications Holdings, Inc.                           22,484
       320   Lockheed Martin Corp.                                       27,216
       254   Moog, Inc., Class A (b)                                      8,920
       341   Orbital Sciences Corp. (b)                                   6,987
       142   Rockwell Collins, Inc.                                       5,287
       238   Teledyne Technologies, Inc. (b)                             10,846
                                                                  -------------
                                                                        116,182
                                                                  -------------
             AIR FREIGHT & LOGISTICS--0.7%
       534   C.H. Robinson Worldwide, Inc.                               27,651
       289   Hub Group, Inc., Class A (b)                                 9,089
       108   United Parcel Service, Inc., Class B                         5,700
                                                                  -------------
                                                                         42,440
                                                                  -------------
             AIRLINES--0.3%
     4,527   AirTran Holdings, Inc. (b)                                  18,515
                                                                  -------------
             AUTO COMPONENTS--0.3%
       898   Johnson Controls, Inc.                                      15,922
                                                                  -------------
             AUTOMOBILES--0.1%
       183   Harley-Davidson, Inc.                                        4,480
                                                                  -------------
             BEVERAGES--2.0%
       420   Anheuser-Busch Cos., Inc.                                   26,054
       172   Boston Beer (The) Co., Inc., Class A (b)                     6,500
       356   Brown-Forman Corp., Class B                                 16,162
       258   Coca-Cola (The) Co.                                         11,367
       952   Constellation Brands, Inc., Class A (b)                     11,938
       182   Hansen Natural Corp. (b)                                     4,608
       700   Pepsi Bottling Group (The), Inc.                            16,184
       382   PepsiCo, Inc.                                               21,778
                                                                  -------------
                                                                        114,591
                                                                  -------------
             BIOTECHNOLOGY--2.7%
       345   Amgen, Inc. (b)                                             20,662
       323   Celgene Corp. (b)                                           20,756
       221   Cephalon, Inc. (b)                                          15,850
       613   Cubist Pharmaceuticals, Inc. (b)                            15,564
       433   Genzyme Corp. (b)                                           31,557
       299   Gilead Sciences, Inc. (b)                                   13,709
       173   Martek Biosciences Corp. (b)                                 5,161
       624   Regeneron Pharmaceuticals, Inc. (b)                         12,043
       272   United Therapeutics Corp. (b)                               23,727
                                                                  -------------
                                                                        159,029
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             CAPITAL MARKETS--2.4%
     1,348   Charles Schwab (The) Corp.                           $      25,774
       156   Eaton Vance Corp.                                            3,432
       148   Greenhill & Co., Inc.                                        9,764
       561   Janus Capital Group, Inc.                                    6,586
       766   Jefferies Group, Inc.                                       12,126
       485   Northern Trust Corp.                                        27,310
       867   Raymond James Financial, Inc.                               20,192
       120   State Street Corp.                                           5,202
       273   Stifel Financial Corp (b)                                   11,916
       380   T. Rowe Price Group, Inc.                                   15,025
       291   TradeStation Group, Inc. (b)                                 2,279
                                                                  -------------
                                                                        139,606
                                                                  -------------
             CHEMICALS--2.4%
       443   Airgas, Inc.                                                16,993
       511   Balchem Corp.                                               13,061
       149   CF Industries Holding, Inc.                                  9,564
       722   Ecolab, Inc.                                                26,902
     1,771   Hercules, Inc.                                              29,771
       173   International Flavors & Fragrances, Inc.                     5,515
        93   Minerals Technologies, Inc.                                  5,279
       138   Monsanto Co.                                                12,279
       104   NewMarket Corp.                                              3,920
       260   Sigma-Aldrich Corp.                                         11,404
       187   Terra Industries, Inc.                                       4,112
                                                                  -------------
                                                                        138,800
                                                                  -------------
             COMMERCIAL BANKS--2.5%
       623   Boston Private Financial Holdings, Inc.                      5,507
       924   Cathay General Bancorp                                      22,620
       370   Commerce Bancshares, Inc.                                   17,494
       105   First Financial Bankshares, Inc.                             5,690
       440   Glacier Bancorp, Inc.                                        8,875
       160   Hancock Holding Co.                                          7,066
       327   PrivateBancorp, Inc.                                        11,775
       240   Prosperity Bancshares, Inc.                                  7,970
       312   Signature Bank (b)                                          10,165
       494   SVB Financial Group (b)                                     25,416
       425   UCBH Holdings, Inc.                                          2,244
       104   UMB Financial Corp.                                          4,714
        96   Westamerica Bancorporation                                   5,496
       895   Wilshire Bancorp, Inc.                                       9,872
                                                                  -------------
                                                                        144,904
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES--2.1%
       361   Brink's (The) Co.                                    $      17,505
       289   Copart, Inc. (b)                                            10,086
       221   Corrections Corp. of America (b)                             4,223
       149   Healthcare Services Group                                    2,467
       144   Mine Safety Appliances Co.                                   3,888
       409   Pitney Bowes, Inc.                                          10,135
       183   Republic Services, Inc.                                      4,337
     1,159   Rollins, Inc.                                               20,364
       373   Stericycle, Inc. (b)                                        21,795
       620   Sykes Enterprises, Inc. (b)                                  9,895
       453   Tetra Tech, Inc. (b)                                         9,961
       238   Waste Connections, Inc. (b)                                  8,056
                                                                  -------------
                                                                        122,712
                                                                  -------------
             COMMUNICATIONS EQUIPMENT--2.0%
       538   Avocent Corp. (b)                                            8,081
       302   Cisco Systems, Inc. (b)                                      5,367
       318   CommScope, Inc. (b)                                          4,678
       111   Comtech Telecommunications Corp. (b)                         5,375
       235   F5 Networks, Inc. (b)                                        5,833
     1,570   Foundry Networks, Inc. (b)                                  23,314
       442   Harris Corp.                                                15,890
       182   NETGEAR, Inc. (b)                                            2,011
       488   Plantronics, Inc.                                            7,047
       742   Polycom, Inc. (b)                                           15,589
       475   QUALCOMM, Inc.                                              18,173
       347   ViaSat, Inc. (b)                                             6,322
                                                                  -------------
                                                                        117,680
                                                                  -------------
             COMPUTERS & PERIPHERALS--1.8%
       226   Avid Technology, Inc. (b)                                    3,352
       758   Hewlett-Packard Co.                                         29,015
       175   International Business Machines Corp.                       16,270
       418   Lexmark International, Inc., Class A (b)                    10,797
       374   NetApp, Inc. (b)                                             5,060
     1,330   QLogic Corp. (b)                                            15,987
       348   SanDisk Corp. (b)                                            3,094
       361   Synaptics, Inc. (b)                                         11,151
       516   Western Digital Corp. (b)                                    8,514
                                                                  -------------
                                                                        103,240
                                                                  -------------
             CONSTRUCTION & ENGINEERING--0.5%
       244   Fluor Corp.                                                  9,743
       125   Jacobs Engineering Group, Inc. (b)                           4,554
       814   Quanta Services, Inc. (b)                                   16,084
                                                                  -------------
                                                                         30,381
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             CONSTRUCTION MATERIALS--0.5%
       408   Headwaters, Inc. (b)                                 $       4,325
        49   Martin Marietta Materials, Inc.                              3,841
       366   Vulcan Materials Co.                                        19,866
                                                                  -------------
                                                                         28,032
                                                                  -------------
             CONSUMER FINANCE--0.4%
       545   First Cash Financial Services, Inc. (b)                      8,377
     2,170   Rewards Network, Inc. (b)                                    8,246
       227   World Acceptance Corp. (b)                                   4,195
                                                                  -------------
                                                                         20,818
                                                                  -------------
             CONTAINERS & PACKAGING--1.2%
       439   AptarGroup, Inc.                                            13,310
       172   Ball Corp.                                                   5,882
       436   Greif, Inc., Class A                                        17,693
     1,411   Pactiv Corp. (b)                                            33,244
                                                                  -------------
                                                                         70,129
                                                                  -------------
             DISTRIBUTORS--0.1%
       321   LKQ Corp. (b)                                                3,672
                                                                  -------------
             DIVERSIFIED CONSUMER SERVICES--3.3%
       591   Apollo Group, Inc., Class A (b)                             41,080
       673   Career Education Corp. (b)                                  10,640
       255   Coinstar, Inc. (b)                                           6,117
     1,907   Corinthian Colleges, Inc. (b)                               27,232
       444   DeVry, Inc.                                                 25,170
     1,197   H&R Block, Inc.                                             23,605
        68   ITT Educational Services, Inc. (b)                           5,960
       338   Matthews International Corp., Class A                       15,085
        66   Pre-Paid Legal Services, Inc. (b)                            2,606
       110   Strayer Education, Inc.                                     24,890
       479   Universal Technical Institute, Inc. (b)                      7,904
                                                                  -------------
                                                                        190,289
                                                                  -------------
             DIVERSIFIED FINANCIAL SERVICES--0.3%
       450   Leucadia National Corp.                                     12,078
       168   Portfolio Recovery Associates, Inc. (b)                      6,028
                                                                  -------------
                                                                         18,106
                                                                  -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
       314   FairPoint Communications, Inc.                               1,250
     1,177   General Communication, Inc., Class A (b)                     9,039
                                                                  -------------
                                                                         10,289
                                                                  -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT--0.5%
       270   AMETEK, Inc.                                         $       8,978
       211   II-VI, Inc. (b)                                              5,927
       673   Magnetek, Inc. (b)                                           1,447
        97   Roper Industries, Inc.                                       4,399
       309   Woodward Governor Co.                                        9,918
                                                                  -------------
                                                                         30,669
                                                                  -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS--1.5%
       230   Agilent Technologies, Inc. (b)                               5,104
       509   Amphenol Corp., Class A                                     14,583
       757   Brightpoint, Inc. (b)                                        4,360
       744   FLIR Systems, Inc. (b)                                      23,883
        62   Itron, Inc. (b)                                              3,006
       612   Mercury Computer Systems, Inc. (b)                           4,394
       259   MTS Systems Corp.                                            8,412
       571   National Instruments Corp.                                  14,503
       633   RadiSys Corp. (b)                                            4,032
       189   ScanSource, Inc. (b)                                         3,750
                                                                  -------------
                                                                         86,027
                                                                  -------------
             ENERGY EQUIPMENT & SERVICES--0.7%
       128   Basic Energy Services, Inc. (b)                              1,751
       353   Cameron International Corp. (b)                              8,563
       106   CARBO Ceramics, Inc.                                         4,587
       118   FMC Technologies, Inc. (b)                                   4,129
       210   Halliburton Co.                                              4,156
        71   Hornbeck Offshore Services, Inc. (b)                         1,690
        69   Lufkin Industries, Inc.                                      3,610
       285   Matrix Service Co. (b)                                       3,491
       116   Smith International, Inc.                                    4,000
       323   Superior Well Services, Inc. (b)                             5,410
                                                                  -------------
                                                                         41,387
                                                                  -------------
             FOOD & STAPLES RETAILING--2.8%
       736   BJ's Wholesale Club, Inc. (b)                               25,907
       451   Casey's General Stores, Inc.                                13,620
       540   Costco Wholesale Corp.                                      30,785
       607   CVS Caremark Corp.                                          18,605
     1,137   Sysco Corp.                                                 29,789
       545   United Natural Foods, Inc. (b)                              12,175
       585   Wal-Mart Stores, Inc.                                       32,650
                                                                  -------------
                                                                        163,531
                                                                  -------------
             FOOD PRODUCTS--4.1%
       908   Campbell Soup Co.                                           34,459
       371   Flowers Foods, Inc.                                         11,000
       510   General Mills, Inc.                                         34,547
       277   Green Mountain Coffee Roasters, Inc. (b)                     8,030
       198   Hain Celestial Group (The), Inc. (b)                         4,602
       517   Hershey (The) Co.                                           19,253
       303   Hormel Foods Corp.                                           8,563


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             FOOD PRODUCTS (CONTINUED)
       321   J & J Snack Foods Corp.                              $      10,067
       625   Kellogg Co.                                                 31,513
       708   McCormick & Co., Inc.                                       23,831
       424   Ralcorp Holdings, Inc. (b)                                  28,696
       297   Sanderson Farms, Inc.                                        9,272
       594   Tootsie Roll Industries, Inc.                               14,773
                                                                  -------------
                                                                        238,606
                                                                  -------------
             HEALTH CARE EQUIPMENT & SUPPLIES--6.5%
       309   Advanced Medical Optics, Inc. (b)                            1,907
       460   American Medical Systems Holdings, Inc. (b)                  4,977
       415   Baxter International, Inc.                                  25,103
       310   Beckman Coulter, Inc.                                       15,475
       170   Becton, Dickinson & Co.                                     11,798
       555   Boston Scientific Corp. (b)                                  5,012
       215   C.R. Bard, Inc.                                             18,974
       426   CONMED Corp. (b)                                            11,161
        78   Cooper Cos (The), Inc.                                       1,285
       830   CryoLife, Inc. (b)                                          11,122
       160   Cyberonics, Inc. (b)                                         2,038
       293   DENTSPLY International, Inc.                                 8,901
       297   Edwards Lifesciences Corp. (b)                              15,693
       207   Gen-Probe, Inc. (b)                                          9,741
       555   Greatbatch, Inc. (b)                                        12,071
       132   Haemonetics Corp. (b)                                        7,796
       535   Hospira, Inc. (b)                                           14,884
        90   ICU Medical, Inc. (b)                                        2,883
       401   IDEXX Laboratories, Inc. (b)                                14,111
       256   Immucor, Inc. (b)                                            6,797
       124   Integra LifeSciences Holdings (b)                            4,655
        28   Intuitive Surgical, Inc. (b)                                 4,838
       173   Kensey Nash Corp. (b)                                        4,392
       272   Medtronic, Inc.                                             10,970
        94   Meridian Bioscience, Inc.                                    2,311
       580   Merit Medical Systems, Inc. (b)                             10,614
       481   Natus Medical, Inc. (b)                                      7,359
       512   ResMed, Inc. (b)                                            17,541
       626   St. Jude Medical, Inc. (b)                                  23,807
       761   STERIS Corp.                                                25,904
       219   Stryker Corp.                                               11,708
       734   Symmetry Medical, Inc. (b)                                   9,483
       613   Varian Medical Systems, Inc. (b)                            27,899
       167   West Pharmaceutical Services, Inc.                           6,667
       333   Zoll Medical Corp. (b)                                       8,019
                                                                  -------------
                                                                        377,896
                                                                  -------------
             HEALTH CARE PROVIDERS & SERVICES--7.0%
       192   Air Methods Corp. (b)                                        3,222
       224   Amedisys, Inc. (b)                                          12,636
       432   AMERIGROUP Corp. (b)                                        10,800
       465   AMN Healthcare Services, Inc. (b)                            4,180
       321   AmSurg Corp. (b)                                             8,006


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
       664   Centene Corp. (b)                                    $      12,510
       751   Community Health Systems, Inc. (b)                          15,396
       628   Coventry Health Care, Inc. (b)                               8,283
       478   DaVita, Inc. (b)                                            27,127
       475   Express Scripts, Inc. (b)                                   28,789
       233   Health Net, Inc. (b)                                         3,001
       644   Healthspring, Inc. (b)                                      10,639
       409   Henry Schein, Inc. (b)                                      19,145
       227   HMS Holdings Corp. (b)                                       5,623
       196   Laboratory Corp. of America Holdings (b)                    12,052
       150   Landauer, Inc.                                               8,109
       478   LHC Group, Inc. (b)                                         16,864
       890   LifePoint Hospitals, Inc. (b)                               21,333
       570   Lincare Holdings, Inc. (b)                                  15,019
       332   Magellan Health Services, Inc. (b)                          12,264
       779   Medco Health Solutions, Inc. (b)                            29,562
       439   Molina Healthcare, Inc. (b)                                  9,777
     1,342   Odyssey HealthCare, Inc. (b)                                12,870
       224   Patterson Cos., Inc. (b)                                     5,674
       559   PSS World Medical, Inc. (b)                                 10,140
       754   Psychiatric Solutions, Inc. (b)                             25,101
       678   Quest Diagnostics, Inc.                                     31,729
       393   Universal Health Services, Inc., Class B                    16,522
       373   VCA Antech, Inc. (b)                                         6,751
                                                                  -------------
                                                                        403,124
                                                                  -------------
             HEALTH CARE TECHNOLOGY--0.3%
       219   Allscripts-Misys Healthcare Solutions, Inc.                  1,424
       123   Cerner Corp. (b)                                             4,579
       260   Eclipsys Corp. (b)                                           3,861
       521   Phase Forward, Inc. (b)                                      7,434
                                                                  -------------
                                                                         17,298
                                                                  -------------
             HOTELS, RESTAURANTS & LEISURE--2.0%
       615   Brinker International, Inc.                                  5,720
       338   Buffalo Wild Wings, Inc. (b)                                 9,559
       328   CEC Entertainment, Inc. (b)                                  8,423
       476   Darden Restaurants, Inc.                                    10,553
       441   McDonald's Corp.                                            25,546
       231   P.F. Chang's China Bistro, Inc. (b)                          4,726
       268   Panera Bread Co., Class A (b)                               12,092
       301   Papa John's International, Inc. (b)                          6,791
       488   Peet's Coffee & Tea, Inc. (b)                               10,960
       458   Starbucks Corp. (b)                                          6,014
        89   WMS Industries, Inc. (b)                                     2,225
       418   Yum! Brands, Inc.                                           12,126
                                                                  -------------
                                                                        114,735
                                                                  -------------
             HOUSEHOLD DURABLES--1.5%
       224   Black & Decker (The) Corp.                                  11,339
       200   Harman International Industries, Inc.                        3,674
       688   Hovnanian Enterprises, Inc., Class  A (b)                    2,952


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             HOUSEHOLD DURABLES (CONTINUED)
       551   Meritage Homes Corp. (b)                             $       7,565
        30   NVR, Inc. (b)                                               14,706
     1,950   Pulte Homes, Inc.                                           21,723
     1,664   Standard-Pacific Corp. (b)                                   4,742
       872   Toll Brothers, lnc. (b)                                     20,161
                                                                  -------------
                                                                         86,862
                                                                  -------------
             HOUSEHOLD PRODUCTS--2.5%
       461   Church & Dwight Co., Inc.                                   27,240
       559   Clorox (The) Co.                                            33,994
       361   Colgate-Palmolive Co.                                       22,656
       213   Energizer Holdings, Inc. (b)                                10,407
       420   Kimberly-Clark Corp.                                        25,742
       293   Procter & Gamble (The) Co.                                  18,910
       152   WD-40 Co.                                                    4,423
                                                                  -------------
                                                                        143,372
                                                                  -------------
             INDEPENDENT POWER PRODUCERS &
             ENERGY TRADERS--0.1%
       582   AES (The) Corp. (b)                                          4,639
                                                                  -------------
             INSURANCE--2.6%
       232   Aflac, Inc.                                                 10,273
       303   Aon Corp.                                                   12,817
       509   Brown & Brown, Inc.                                         10,445
       815   HCC Insurance Holdings, Inc.                                17,979
        66   Infinity Property & Casualty Corp.                           2,628
       141   Navigators Group (The), Inc. (b)                             7,122
       488   Philadelphia Consolidated Holding Co. (b)                   28,543
     1,174   Progressive (The) Corp.                                     16,753
       189   Prudential Financial, Inc.                                   5,670
       132   RLI Corp.                                                    7,575
       423   StanCorp Financial Group, Inc.                              14,416
       228   Torchmark Corp.                                              9,524
       347   Tower Group, Inc.                                            7,297
                                                                  -------------
                                                                        151,042
                                                                  -------------
             INTERNET & CATALOG RETAIL--1.0%
       374   Amazon.com, Inc. (b)                                        21,408
       712   NetFlix, Inc. (b)                                           17,629
       307   NutriSystem, Inc.                                            4,344
       867   PetMed Express, Inc. (b)                                    15,311
                                                                  -------------
                                                                         58,692
                                                                  -------------
             INTERNET SOFTWARE & SERVICES--0.2%
       251   Infospace, Inc.                                              2,151
       609   Websense, Inc. (b)                                          11,888
                                                                  -------------
                                                                         14,039
                                                                  -------------


         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             IT SERVICES--3.6%
       403   Affiliated Computer Services, Inc., Class A (b)      $      16,523
       271   Alliance Data Systems Corp. (b)                             13,593
       478   Automatic Data Processing, Inc.                             16,706
       272   CACI International Inc., Class A (b)                        11,201
       777   CSG Systems International, Inc. (b)                         12,922
       507   CyberSource Corp. (b)                                        6,160
       741   Fiserv, Inc. (b)                                            24,721
       970   Gartner, Inc. (b)                                           17,848
       383   Global Payments, Inc.                                       15,515
       230   ManTech International Corp., Class A (b)                    12,406
        38   MasterCard, Inc., Class A                                    5,617
       148   MAXIMUS, Inc.                                                4,727
       206   Paychex, Inc.                                                5,879
       453   SI International, Inc. (b)                                  13,046
       758   SRA International, Inc., Class A (b)                        14,008
     1,104   Western Union  Co.                                          16,847
       182   Wright Express Corp. (b)                                     2,492
                                                                  -------------
                                                                        210,211
                                                                  -------------
             LEISURE EQUIPMENT & PRODUCTS--0.2%
       239   Polaris Industries, Inc.                                     8,047
       350   Pool Corp.                                                   6,094
                                                                  -------------
                                                                         14,141
                                                                  -------------
             LIFE SCIENCES TOOLS & SERVICES--2.1%
       596   Applied Biosystems, Inc.                                    18,375
        99   Charles River Laboratories International, Inc. (b)           3,547
       194   Covance, Inc. (b)                                            9,700
       496   Enzo Biochem, Inc. (b)                                       2,862
       145   Invitrogen Corp. (b)                                         4,175
       305   Kendle International, Inc. (b)                               5,511
       198   Millipore Corp. (b)                                         10,274
       475   PAREXEL International Corp. (b)                              4,940
       818   PerkinElmer, Inc.                                           14,675
       266   Pharmaceutical Product Development, Inc.                     8,241
       153   Techne Corp.                                                10,560
       495   Thermo Fisher Scientific, Inc. (b)                          20,097
       234   Waters Corp. (b)                                            10,249
                                                                  -------------
                                                                        123,206
                                                                  -------------
             MACHINERY--2.0%
       114   Caterpillar, Inc.                                            4,351
       215   CLARCOR, Inc.                                                7,609
       311   Cummins, Inc.                                                8,039
       196   Danaher Corp.                                               11,611
       409   Donaldson Co., Inc.                                         14,376
       220   EnPro Industries, Inc. (b)                                   4,886
       124   Flowserve Corp.                                              7,058
       490   ITT Corp.                                                   21,806
        37   Lindsay Corp.                                                1,760


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                         VALUE
----------   -------------------------------------------------   --------------

             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
       396   Pall Corp.                                          $       10,458
        66   Toro (The) Co.                                               2,220
        33   Valmont Industries, Inc.                                     1,808
       558   Wabtec Corp.                                                22,187
                                                                  -------------
                                                                        118,169
                                                                  -------------
             MEDIA--1.9%
     1,339   DIRECTV Group (The), Inc. (b)                               29,310
       699   DreamWorks Animation SKG, Inc., Class A (b)                 19,642
       424   John Wiley & Sons, Inc., Class A                            14,747
       838   Marvel Entertainment, Inc. (b)                              26,975
       353   Omnicom Group, Inc.                                         10,428
     1,981   Valassis Communications, Inc. (b)                            8,796
                                                                  -------------
                                                                        109,898
                                                                  -------------
             METALS & MINING--0.4%
       261   AMCOL International Corp.                                    6,403
       208   Cliffs Natural Resources, Inc.                               5,614
       176   Newmont Mining Corp.                                         4,636
       322   Steel Dynamics, Inc.                                         3,838
        88   United States Steel Corp.                                    3,245
                                                                  -------------
                                                                         23,736
                                                                  -------------
             MULTILINE RETAIL--2.1%
       787   Dollar Tree, Inc. (b)                                       29,922
     1,479   Family Dollar Stores, Inc.                                  39,800
       591   Kohl's Corp. (b)                                            20,762
       218   Sears Holdings Corp. (b)                                    12,587
       416   Target Corp.                                                16,690
                                                                  -------------
                                                                        119,761
                                                                  -------------
             OIL, GAS & CONSUMABLE FUELS--2.6%
       131   Apache Corp.                                                10,785
       225   Cimarex Energy Co.                                           9,104
       372   ConocoPhillips                                              19,350
        75   Devon Energy Corp.                                           6,065
       411   Encore Acquisition Co. (b)                                  12,803
       263   Exxon Mobil Corp.                                           19,493
       318   Murphy Oil Corp.                                            16,103
       153   Penn Virginia Corp.                                          5,687
       391   Pioneer Natural Resources Co.                               10,882
       446   Southwestern Energy Co. (b)                                 15,886
        76   St. Mary Land & Exploration Co.                              1,892
       383   Sunoco, Inc.                                                11,682
       225   Valero Energy Corp.                                          4,631
       146   XTO Energy, Inc.                                             5,249
                                                                  -------------
                                                                        149,612
                                                                  -------------


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             PAPER & FOREST PRODUCTS--0.0%
        43   Deltic Timber Corp.                                  $       1,959
                                                                  -------------
             PERSONAL PRODUCTS--1.3%
       630   Alberto-Culver Co.                                          16,210
       843   Avon Products, Inc.                                         20,932
       139   Chattem, Inc. (b)                                           10,518
       702   Estee Lauder (The) Cos., Inc., Class A                      25,300
       186   NBTY, Inc. (b)                                               4,347
                                                                  -------------
                                                                         77,307
                                                                  -------------
             PHARMACEUTICALS--3.0%
       473   Abbott Laboratories                                         26,086
       264   Allergan, Inc.                                              10,473
       537   Barr Pharmaceuticals, Inc. (b)                              34,507
       393   Johnson & Johnson                                           24,107
     2,385   Mylan, Inc. (b)                                             20,439
       466   Noven Pharmaceuticals, Inc. (b)                              5,243
       744   Perrigo Co.                                                 25,296
     1,106   Schering-Plough Corp.                                       16,026
       830   ViroPharma, Inc. (b)                                        10,408
                                                                  -------------
                                                                        172,585
                                                                  -------------
             PROFESSIONAL SERVICES--1.7%
       117   Dun & Bradstreet (The) Corp.                                 8,622
       791   Equifax, Inc.                                               20,629
     1,605   Korn/Ferry International (b)                                22,294
     1,106   Navigant Consulting, Inc. (b)                               17,884
     1,100   Robert Half International,Inc.                              20,757
       674   TrueBlue, Inc. (b)                                           5,614
                                                                  -------------
                                                                         95,800
                                                                  -------------
             REAL ESTATE INVESTMENT TRUSTS--0.6%
       412   Cedar Shopping Centers, Inc.                                 3,939
       177   Extra Space Storage, Inc.                                    2,037
       410   Plum Creek Timber Co., Inc.                                 15,285
       474   Potlatch Corp.                                              15,741
                                                                  -------------
                                                                         37,002
                                                                  -------------
             ROAD & RAIL--1.0%
       221   Burlington Northern Santa Fe Corp.                          19,682
       175   Heartland Express, Inc.                                      2,685
       659   J.B.Hunt Transport Services, Inc.                           18,735
       387   Kansas City Southern (b)                                    11,947
       160   Knight Transportation, Inc.                                  2,544
                                                                  -------------
                                                                         55,593
                                                                  -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
     1,297   Advanced Micro Devices, Inc. (b)                             4,540
       659   Altera Corp.                                                11,434
       356   DSP Group, Inc. (b)                                          2,243


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
             (CONTINUED)
     2,619   Kopin Corp. (b)                                      $       6,076
       222   Linear Technology Corp.                                      5,035
       214   Microsemi Corp. (b)                                          4,652
       290   Xilinx, Inc.                                                 5,342
                                                                  -------------
                                                                         39,322
                                                                  -------------
             SOFTWARE--4.3%
       690   Adobe Systems, Inc. (b)                                     18,382
       290   ANSYS, Inc. (b)                                              8,303
       406   Autodesk, Inc. (b)                                           8,652
       238   BMC Software, Inc. (b)                                       6,145
     2,811   Compuware Corp. (b)                                         17,934
       285   Concur Technologies, Inc. (b)                                7,191
       105   FactSet Research Systems, Inc.                               4,073
       239   Fair Isaac Corp.                                             3,726
     1,109   Intuit, Inc. (b)                                            27,791
       358   Macrovision Solutions Corp (b)                               3,967
       324   McAfee, Inc. (b)                                            10,546
       510   Microsoft Corp.                                             11,388
     1,006   Oracle Corp. (b)                                            18,400
     1,196   Parametric Technology Corp. (b)                             15,536
       322   Quality Systems, Inc.                                       12,394
       141   Salesforce.com, Inc. (b)                                     4,365
       994   Secure Computing Corp. (b)                                   5,626
       767   Smith Micro Software, Inc. (b)                               4,794
       934   Sybase, Inc. (b)                                            24,872
     1,391   Symantec Corp. (b)                                          17,499
       539   Tyler Technologies, Inc. (b)                                 7,325
     1,100   Wind River Systems, Inc. (b)                                 9,614
                                                                  -------------
                                                                        248,523
                                                                  -------------
             SPECIALTY RETAIL--7.0%
       503   Aaron Rents, Inc.                                           12,469
       555   Advance Auto Parts, Inc.                                    17,316
       891   Aeropostale, Inc. (b)                                       21,571
       221   AutoZone, Inc. (b)                                          28,131
       867   Bed Bath & Beyond, Inc. (b)                                 22,343
       545   Best Buy Co., Inc.                                          14,611
       367   Buckle (The), Inc.                                           9,667
       327   Children's Place Retail Stores (The), Inc. (b)              10,932
       355   Christopher & Banks Corp.                                    1,853
     1,900   Coldwater Creek, Inc. (b)                                    6,821
       534   Dress Barn (The), Inc. (b)                                   5,105
       199   GameStop Corp., Class A (b)                                  5,451
       158   Guess?, Inc.                                                 3,440
        77   Gymboree (The) Corp. (b)                                     1,991
       136   Hibbett Sports, Inc. (b)                                     2,422
       789   Home Depot (The), Inc.                                      18,613
       405   Jos. A. Bank Clothiers, Inc. (b)                            10,315
     1,150   Lowe's Cos., Inc.                                           24,955
       411   O'Reilly Automotive, Inc. (b)                               11,142
     1,157   PetSmart, Inc.                                              22,781


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             COMMON STOCKS (CONTINUED)
             SPECIALTY RETAIL (CONTINUED)
     1,576   RadioShack Corp.                                     $      19,952
       777   Ross Stores, Inc.                                           25,400
       613   Sherwin-Williams (The) Co.                                  34,886
       199   Stage Stores, Inc.                                           1,534
     1,211   Staples, Inc.                                               23,530
       669   TJX (The) Cos., Inc.                                        17,902
       259   Tractor Supply Co. (b)                                      10,764
       690   Urban Outfitters, Inc. (b)                                  15,001
       165   Zumiez, Inc. (b)                                             1,610
                                                                  -------------
                                                                        402,508
                                                                  -------------
             TEXTILES, APPAREL & LUXURY GOODS--1.8%
        26   Deckers Outdoor Corp. (b)                                    2,206
        96   Fossil, Inc. (b)                                             1,742
       157   K-Swiss, Inc., Class A                                       2,375
       524   NIKE, Inc., Class B                                         30,199
       526   Polo Ralph Lauren Corp.                                     24,811
       988   Timberland (The) Co.,  Class  A (b)                         11,955
       421   True Religion Apparel, Inc. (b)                              7,052
       173   Under Armour, Inc. (b)                                       4,498
       631   Warnaco Group (The), Inc. (b)                               18,810
                                                                  -------------
                                                                        103,648
                                                                  -------------
             THRIFTS & MORTGAGE FINANCE--0.7%
     1,900   Hudson City Bancorp, Inc.                                   35,739
       969   MGIC Investment Corp.                                        3,760
                                                                  -------------
                                                                         39,499
                                                                  -------------
             TOBACCO--0.6%
        96   Lorillard, Inc.                                              6,323
       409   UST, Inc.                                                   27,644
                                                                  -------------
                                                                         33,967
                                                                  -------------
             TRADING COMPANIES & DISTRIBUTORS--1.3%
       710   Fastenal Co.                                                28,585
       372   MSC Industrial Direct Co., Inc., Class A                    13,340
       403   W.W. Grainger, Inc.                                         31,663
                                                                  -------------
                                                                         73,588
                                                                  -------------
             TOTAL COMMON STOCKS--100.0%
             (Cost $6,507,193)                                        5,791,771


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)


    SHARES   DESCRIPTION                                          VALUE
----------   -------------------------------------------------    -------------

             MONEY MARKET FUND--0.8%
    47,079   Morgan Stanley Institutional Treasury
             Money Market Fund--0.52% (c)
             (Cost $47,079)                                       $      47,079
                                                                  -------------

             TOTAL INVESTMENTS--100.8%
             (Cost $6,554,272) (d)                                    5,838,850
             NET OTHER ASSETS AND LIABILITIES--(0.8%)                   (45,405)
                                                                  -------------
             NET ASSETS--100.0%                                   $   5,793,445
                                                                  =============



(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)     Non-income producing security.

(c)     Represents annualized 7-day yield at October 31, 2008.

(d) Aggregate cost for federal income tax and financial reporting purposes. As of October 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $166,276 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $881,698.





SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is as follows (See Note 1A -
Portfolio Valuation in the Notes to Quarterly Portfolio of
Investments).


                                                                  INVESTMENTS
VALUATION INPUTS                                                  IN SECURITIES
-------------------------------------------------------------------------------
Level 1  - Quoted Prices - Investments                     $          5,791,771
Level 2  - Other Significant Observable Inputs                           47,079
Level 3  - Significant Unobservable Inputs                                   --
-------------------------------------------------------------------------------
Total                                                      $          5,838,850
                                                           ====================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)



                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company that currently consists of sixteen exchange-traded funds (each a "Fund" or collectively, the "Funds") as follows:

        First Trust Consumer Discretionary AlphaDEX(R) Fund
        First Trust Consumer Staples AlphaDEX(R) Fund
        First Trust Energy AlphaDEX(R) Fund
        First Trust Financials AlphaDEX(R) Fund
        First Trust Health Care AlphaDEX(R) Fund
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund First Trust Materials AlphaDEX(R) Fund
        First Trust Technology AlphaDEX(R) Fund
        First Trust Utilities AlphaDEX(R) Fund
        First Trust Large Cap Core AlphaDEX(R) Fund
        First Trust Mid Cap Core AlphaDEX(R) Fund
        First Trust Small Cap Core AlphaDEX(R) Fund
        First Trust Large Cap Value Opportunities AlphaDEX(R) Fund First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund First Trust Multi Cap Value AlphaDEX(R) Fund
        First Trust Multi Cap Growth AlphaDEX(R) Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)



principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices that may differ from current market quotations or official closing sale prices on the applicable exchange and fair value pricing may not reflect the market price of a security. A variety of factors may be considered in determining the fair value of such securities.

In addition, the use of fair value prices and certain current market quotations or official closing sale prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its index.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of August 1, 2008, the beginning of each Fund's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

        o   Level 1 - quoted prices in active markets for identical securities

        o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

        o Level 3 - significant unobservable inputs (including the Funds' own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's net assets as of October 31, 2008 is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2008 (UNAUDITED)


                              LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the " StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Opportunities Index, Defined Large Cap Growth Opportunities Index, Defined Multi Cap Value Index and Defined Multi Cap Growth Index (the "Defined Series") is the exclusive property of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P does not make any representation regarding the advisability of investing in the Funds.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange-Traded AlphaDEX(R) Fund
               ------------------------------------------------

By:  /s/ James A. Bowen
     ---------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)

Date:   December 22, 2008
        ---------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James A. Bowen
     ---------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)


Date:   December 22, 2008
        ---------------------------------------------------------

By:  /s/ Mark R. Bradley
     ----------------------------------------------------------
     Mark R. Bradley,
     Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:   December 22, 2008
        ---------------------------------------------------------